UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2025

Date of reporting period: 10/31/2024

Item 1 – Report to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	2.74%	20.28%	14.82%
MSCI Emerging Markets ex-China Index...
	5.88	27.19	16.16
Net Assets...
$58,236,315
Number of Portfolio Holdings...
132
Portfolio Turnover Rate...
38%

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
23.8%
India...
18.9
South Korea...
10.5
Brazil...
10.0
Mexico...
5.9
Indonesia...
4.0
Philippines...
2.3
United Arab Emirates...
2.3
United States...
2.3
Poland...
1.9
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
4.8
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Semi-Annual Shareholder Report — October 31, 2024

MAECX-10/24-SAR

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	2.57%	19.89%	14.52%
Investor A Shares (with sales charge)...
	(2.81)	13.60	10.70
MSCI Emerging Markets ex-China Index...
	5.88	27.19	16.16
Net Assets...
$58,236,315
Number of Portfolio Holdings...
132
Portfolio Turnover Rate...
38%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
23.8%
India...
18.9
South Korea...
10.5
Brazil...
10.0
Mexico...
5.9
Indonesia...
4.0
Philippines...
2.3
United Arab Emirates...
2.3
United States...
2.3
Poland...
1.9
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
4.8
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Semi-Annual Shareholder Report — October 31, 2024

MXCAX-10/24-SAR

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	2.75%	20.21%	14.85%
MSCI Emerging Markets ex-China Index...
	5.88	27.19	16.16
Net Assets...
$58,236,315
Number of Portfolio Holdings...
132
Portfolio Turnover Rate...
38%

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
23.8%
India...
18.9
South Korea...
10.5
Brazil...
10.0
Mexico...
5.9
Indonesia...
4.0
Philippines...
2.3
United Arab Emirates...
2.3
United States...
2.3
Poland...
1.9
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
4.8
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Semi-Annual Shareholder Report — October 31, 2024

MKECX-10/24-SAR

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	8.46%	22.49%	1.75%
MSCI Emerging Markets Index...
	8.59	25.32	2.77
Net Assets...
$11,245,616
Number of Portfolio Holdings...
199
Portfolio Turnover Rate...
89%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
27.5%
Taiwan...
20.0
India...
16.9
South Korea...
10.6
Brazil...
5.7
Malaysia...
3.0
Mexico...
2.9
Saudi Arabia...
2.8
Thailand...
1.5
South Africa...
1.4
OtherFootnote Reference(a)...
5.9
Short-Term Securities...
2.8
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Semi-Annual Shareholder Report — October 31, 2024

BLZIX-10/24-SAR

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	8.37%	22.33%	1.50%
Investor A Shares (with sales charge)...
	2.69	15.91	0.21
MSCI Emerging Markets Index...
	8.59	25.32	2.77
Net Assets...
$11,245,616
Number of Portfolio Holdings...
199
Portfolio Turnover Rate...
89%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
27.5%
Taiwan...
20.0
India...
16.9
South Korea...
10.6
Brazil...
5.7
Malaysia...
3.0
Mexico...
2.9
Saudi Arabia...
2.8
Thailand...
1.5
South Africa...
1.4
OtherFootnote Reference(a)...
5.9
Short-Term Securities...
2.8
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Semi-Annual Shareholder Report — October 31, 2024

BLZAX-10/24-SAR

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	8.48%	22.54%	1.79%
MSCI Emerging Markets Index...
	8.59	25.32	2.77
Net Assets...
$11,245,616
Number of Portfolio Holdings...
199
Portfolio Turnover Rate...
89%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
27.5%
Taiwan...
20.0
India...
16.9
South Korea...
10.6
Brazil...
5.7
Malaysia...
3.0
Mexico...
2.9
Saudi Arabia...
2.8
Thailand...
1.5
South Africa...
1.4
OtherFootnote Reference(a)...
5.9
Short-Term Securities...
2.8
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Semi-Annual Shareholder Report — October 31, 2024

BLZKX-10/24-SAR

BlackRock Sustainable Advantage Global Equity Fund

Institutional Shares | MDSCX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	11.96%	35.44%	20.34%
MSCI All Country World Index...
	10.87	32.79	18.38
Net Assets...
$12,532,202
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
50%

The Fund commenced operations on June 21, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
67.0%
Japan...
5.1
China...
4.0
Switzerland...
3.2
United Kingdom...
1.9
Brazil...
1.8
France...
1.8
India...
1.8
Spain...
1.5
Canada...
1.3
OtherFootnote Reference(a)...
10.3
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Global Equity Fund

Institutional Shares | MDSCX

Semi-Annual Shareholder Report — October 31, 2024

MDSCX-10/24-SAR

BlackRock Sustainable Advantage Global Equity Fund

Investor A Shares | MASCX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	11.80%	35.14%	20.05%
Investor A Shares (with sales charge)...
	5.93	28.04	15.38
MSCI All Country World Index...
	10.87	32.79	18.38
Net Assets...
$12,532,202
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
50%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on June 21, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
67.0%
Japan...
5.1
China...
4.0
Switzerland...
3.2
United Kingdom...
1.9
Brazil...
1.8
France...
1.8
India...
1.8
Spain...
1.5
Canada...
1.3
OtherFootnote Reference(a)...
10.3
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Global Equity Fund

Investor A Shares | MASCX

Semi-Annual Shareholder Report — October 31, 2024

MASCX-10/24-SAR

BlackRock Sustainable Advantage Global Equity Fund

Class K Shares | MKSCX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	11.97%	35.49%	20.37%
MSCI All Country World Index...
	10.87	32.79	18.38
Net Assets...
$12,532,202
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
50%

The Fund commenced operations on June 21, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
67.0%
Japan...
5.1
China...
4.0
Switzerland...
3.2
United Kingdom...
1.9
Brazil...
1.8
France...
1.8
India...
1.8
Spain...
1.5
Canada...
1.3
OtherFootnote Reference(a)...
10.3
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Global Equity Fund

Class K Shares | MKSCX

Semi-Annual Shareholder Report — October 31, 2024

MKSCX-10/24-SAR

BlackRock Sustainable Advantage International Equity Fund

Institutional Shares | BRZIX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	5.05%	23.61%	8.83%
MSCI EAFE Index...
	3.66	22.97	7.63
Net Assets...
$12,400,646
Number of Portfolio Holdings...
308
Portfolio Turnover Rate...
47%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.4%
United Kingdom...
11.1
Germany...
9.0
France...
8.5
United States...
8.2
Switzerland...
6.9
Australia...
6.5
Netherlands...
4.3
Denmark...
3.2
Spain...
3.1
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(3.5)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage International Equity Fund

Institutional Shares | BRZIX

Semi-Annual Shareholder Report — October 31, 2024

BRZIX-10/24-SAR

BlackRock Sustainable Advantage International Equity Fund

Investor A Shares | BRZAX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	4.90%	23.23%	8.56%
Investor A Shares (with sales charge)...
	(0.61)	16.76	7.18
MSCI EAFE Index...
	3.66	22.97	7.63
Net Assets...
$12,400,646
Number of Portfolio Holdings...
308
Portfolio Turnover Rate...
47%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.4%
United Kingdom...
11.1
Germany...
9.0
France...
8.5
United States...
8.2
Switzerland...
6.9
Australia...
6.5
Netherlands...
4.3
Denmark...
3.2
Spain...
3.1
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(3.5)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage International Equity Fund

Investor A Shares | BRZAX

Semi-Annual Shareholder Report — October 31, 2024

BRZAX-10/24-SAR

BlackRock Sustainable Advantage International Equity Fund

Class K Shares | BRZKX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	5.06%	23.67%	8.89%
MSCI EAFE Index...
	3.66	22.97	7.63
Net Assets...
$12,400,646
Number of Portfolio Holdings...
308
Portfolio Turnover Rate...
47%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.4%
United Kingdom...
11.1
Germany...
9.0
France...
8.5
United States...
8.2
Switzerland...
6.9
Australia...
6.5
Netherlands...
4.3
Denmark...
3.2
Spain...
3.1
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(3.5)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage International Equity Fund

Class K Shares | BRZKX

Semi-Annual Shareholder Report — October 31, 2024

BRZKX-10/24-SAR

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	1.41%	6.74%	4.90%	3.93%
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Semi-Annual Shareholder Report — October 31, 2024

PBAIX-10/24-SAR

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	1.35%	6.48%	4.63%	3.65%
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

Average annual total returns reflect reductions for service fees.

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Semi-Annual Shareholder Report — October 31, 2024

PCBSX-10/24-SAR

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$53	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	1.29%	6.39%	4.61%	3.62%
Investor A Shares (with sales charge)...
	(4.03)	0.80	3.48	3.07
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Semi-Annual Shareholder Report — October 31, 2024

PCBAX-10/24-SAR

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	0.97%	5.70%	3.85%	3.04%
Investor C Shares (with sales charge)...
	(0.03)	4.71	3.85	3.04
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Semi-Annual Shareholder Report — October 31, 2024

BRBCX-10/24-SAR

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	1.48%	6.83%	5.04%	3.97%
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

Performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Semi-Annual Shareholder Report — October 31, 2024

PBAKX-10/24-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 8.9%
Azzas 2154 SA ............... 27,128 $ 193,339
B3 SA - Brasil Bolsa Balcao ....... 262,676 483,012
Banco BTG Pactual SA .......... 20,465 115,089
CCR SA .................... 76,312 161,181
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 162,932 614,705
Ez Tec Empreendimentos e
Participacoes S/A ........... 156,531 378,811
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 1,215,197 737,833
IRB-Brasil Resseguros SA
(a)
...... 21,580 161,638
Lojas Renner SA .............. 70,280 226,369
Rede D'Or Sao Luiz SA
(b) (c)
....... 125,382 638,091
Rumo SA ................... 183,522 629,528
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA ... 208,748 228,576
XP, Inc. , Class A .............. 35,817 625,365
5,193,537
Canada — 0.9%
MAG Silver Corp.
(a)
............ 29,632 506,411
Egypt — 0.2%
Commercial International Bank Egypt
SAE .................... 83,569 136,579
Germany — 1.7%
Puma SE ................... 21,821 995,033
Hungary — 1.1%
OTP Bank Nyrt. ............... 12,592 626,905
India — 18.0%
Aavas Financiers Ltd.
(a)
.......... 12,945 256,831
Aditya Birla Capital Ltd.
(a)
........ 14,006 33,772
Astral Ltd. ................... 10,306 216,553
Axis Bank Ltd. , GDR
(c)
.......... 2,081 143,377
Bharat Electronics Ltd. .......... 81,176 274,018
Bharat Heavy Electricals Ltd. ...... 67,271 190,430
Cipla Ltd. ................... 34,524 635,129
Dr Reddy's Laboratories Ltd. , ADR .. 4,885 361,002
Eicher Motors Ltd. ............. 4,092 237,490
Fortis Healthcare Ltd. ........... 41,636 309,108
GAIL India Ltd. ............... 180,338 427,306
Godrej Properties Ltd.
(a)
......... 6,872 233,894
Hindustan Petroleum Corp. Ltd. .... 80,451 363,776
ICICI Bank Ltd. ............... 4,302 65,991
ICICI Bank Ltd. , ADR ........... 15,123 459,890
IndusInd Bank Ltd. ............. 16,554 207,100
Infosys Ltd. .................. 3,238 67,560
Infosys Ltd. , ADR .............. 30,738 642,731
ITC Ltd. .................... 40,956 237,622
JSW Energy Ltd. .............. 34,250 276,099
Larsen & Toubro Ltd. ........... 4,290 184,284
Larsen & Toubro Ltd. , GDR
(c)
...... 3,325 142,643
Macrotech Developers Ltd.
(b) (c)
..... 37,974 542,893
Mahindra & Mahindra Ltd. ........ 1,982 64,003
Mahindra & Mahindra Ltd. , GDR
(c)
... 10,056 329,837
Mankind Pharma Ltd.
(a)
.......... 7,915 250,470
Marico Ltd. .................. 32,921 250,138
NHPC Ltd. .................. 202,407 198,169
NTPC Ltd. .................. 120,928 584,879
Power Finance Corp. Ltd. ........ 48,939 262,912
Power Grid Corp. of India Ltd. ..... 77,102 293,294
REC Ltd. ................... 78,863 486,914
Reliance Industries Ltd. ......... 5,358 84,721
Security
Shares
Shares Value
India (continued)
Reliance Industries Ltd. , GDR
(b)
.... 14,687 $ 919,406
TVS Motor Co. Ltd. ............ 8,141 240,972
10,475,214
Indonesia — 4.0%
Astra International Tbk. PT ....... 1,103,200 358,151
Bank Central Asia Tbk. PT ........ 817,000 533,562
Bank Mandiri Persero Tbk. PT ..... 538,300 228,519
Bank Negara Indonesia Persero Tbk.
PT ..................... 1,168,300 389,670
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 1,981,600 604,099
Telkom Indonesia Persero Tbk. PT .. 1,177,500 210,469
2,324,470
Italy — 1.2%
Wizz Air Holdings plc
(a) (b) (c)
........ 38,231 681,096
Kazakhstan — 1.3%
Kaspi.KZ JSC , ADR
(c)
........... 7,180 790,805
Malaysia — 0.4%
Hartalega Holdings Bhd. ......... 305,400 219,954
Mexico — 5.9%
Becle SAB de CV ............. 220,113 290,191
Cemex SAB de CV , ADR ......... 77,735 405,777
Fibra Uno Administracion SA de CV . 157,479 181,408
Fomento Economico Mexicano SAB de
CV , ADR ................. 4,283 414,980
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 49,077 409,304
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 1,098 191,151
Grupo Financiero Banorte SAB de CV ,
Class O .................. 113,544 792,445
Kimberly-Clark de Mexico SAB de CV ,
Class A .................. 109,267 157,379
Wal-Mart de Mexico SAB de CV .... 218,988 604,667
3,447,302
Philippines — 2.0%
Ayala Land, Inc. ............... 568,300 318,801
BDO Unibank, Inc. ............. 118,850 311,052
Bloomberry Resorts Corp.
(a)
....... 1,075,800 142,551
Jollibee Foods Corp. ........... 33,990 154,861
Metropolitan Bank & Trust Co. ..... 208,900 272,289
1,199,554
Poland — 1.9%
InPost SA
(a)
.................. 22,080 430,739
LPP SA .................... 80 291,146
Powszechny Zaklad Ubezpieczen SA 38,136 378,202
1,100,087
Portugal — 0.5%
Jeronimo Martins SGPS SA ....... 14,279 277,557
Saudi Arabia — 1.4%
Al Rajhi Bank ................ 6,796 158,793
Almarai Co. JSC .............. 10,038 146,986
Etihad Etisalat Co. ............. 10,543 145,162
Saudi National Bank (The) ........ 14,763 129,780
Yanbu National Petrochemical Co. .. 20,385 215,593
796,314
Singapore — 0.5%
Seatrium Ltd.
(a)
............... 213,200 303,898

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Africa — 0.6%
Vodacom Group Ltd. ........... 55,967 $ 350,392
South Korea — 9.8%
Hansol Chemical Co. Ltd. ........ 2,815 255,212
Hugel, Inc.
(a)
................. 1,411 277,545
Hyundai Rotem Co. Ltd. ......... 7,135 320,189
Kia Corp. ................... 3,115 205,992
KT Corp. ................... 10,114 322,486
Samsung Electronics Co. Ltd. ..... 42,182 1,791,090
Samsung Electronics Co. Ltd. , GDR
(b) (c)
202 213,550
Samsung SDI Co. Ltd. .......... 1,145 268,463
SK Hynix, Inc. ................ 14,308 1,873,115
S-Oil Corp. .................. 4,383 181,811
5,709,453
Taiwan — 23.8%
Accton Technology Corp. ........ 46,000 772,969
Delta Electronics, Inc. ........... 56,000 691,649
eMemory Technology, Inc. ........ 9,000 875,114
Giant Manufacturing Co. Ltd. ...... 23,000 129,675
Lotes Co. Ltd. ................ 3,000 152,575
MediaTek, Inc. ................ 21,000 817,492
Phison Electronics Corp. ......... 19,000 272,677
President Chain Store Corp. ...... 45,000 413,183
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 285,000 8,937,454
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 2,742 522,461
Wistron Corp. ................ 83,000 278,977
13,864,226
Thailand — 1.5%
Airports of Thailand PCL , NVDR .... 86,400 156,678
CP ALL PCL , NVDR ............ 134,700 252,479
Land & Houses PCL , NVDR ...... 828,000 142,375
Siam Cement PCL (The) , NVDR .... 21,900 136,333
Thai Beverage PCL ............ 481,300 192,514
880,379
Turkey — 1.7%
Akbank TAS ................. 479,187 707,628
Eldorado Gold Corp.
(a)
.......... 15,098 262,252
969,880
United Arab Emirates — 2.3%
Aldar Properties PJSC .......... 128,555 266,470
Borouge plc ................. 594,361 412,344
Emaar Properties PJSC ......... 291,389 688,942
1,367,756
United States — 2.3%
Cognizant Technology Solutions Corp. ,
Class A .................. 9,483 707,337
EPAM Systems, Inc.
(a)
........... 1,947 367,302
Globant SA
(a)
................. 1,191 249,979
1,324,618
Total Common Stocks — 91.9%
(Cost: $ 53,639,864 ) .............................. 53,541,420
Investment Companies
(d)
iShares MSCI India ETF
(a)
........ 9,632 528,026
Security
Shares
Shares Value
iShares MSCI Philippines ETF ..... 7,051 $ 192,986
Total Investment Companies — 1.2%
(Cost: $ 702,792 ) ................................ 721,012
Preferred Securities
Preferred Stocks — 1.8%
Brazil — 1.1%
Alpargatas SA (Preference)
(a)
...... 164,000 204,259
Banco Bradesco SA ............ 170,622 421,436
625,695
South Korea — 0.7%
Samsung Electronics Co. Ltd.
(Preference) ............... 12,482 429,384
Total Preferred Securities — 1.8%
(Cost: $ 1,384,610 ) .............................. 1,055,079
Total Long-Term Investments — 94 .9%
(Cost: $ 55,727,266 ) .............................. 55,317,511
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.75%
(d) (e)
.... 2,771,420 2,771,420
Total Short-Term Securities — 4 .8%
(Cost: $ 2,771,420 ) .............................. 2,771,420
Total Investments — 99.7%
(Cost: $ 58,498,686 ) .............................. 58,088,931
Other Assets Less Liabilities — 0.3% ................... 147,384
Net Assets — 100.0% .............................. $ 58,236,315

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (23)
(b)
$ 23 $ — $ — — $ 953
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,946,371 825,049
(b)
— — — 2,771,420 2,771,420 54,462 —
iShares MSCI India ETF .... — 528,060 — — (34) 528,026 9,632 — —
iShares MSCI Philippines ETF — 174,732 — — 18,254 192,986 7,051 2,465 —
$ 23 $ 18,220 $ 3,492,432 $ 57,880 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 229,265 $ 534
(c)
$ 231,239 0 .4%
Monthly HSBC Bank plc
(d)
02/10/28 760,319 3,425
(e)
762,673 1 .3
Monthly
JPMorgan Chase
Bank NA
(f)
04/30/25 512,141 249
(g)
516,523 0 .9
$ 4,208 $ 1,510,435
(b) (d) (f)
Range: 40-45 basis points 0-190 basis points 95 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(1,440) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $1,071 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(4,133) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd. , GDR ....... 3,139 $ 216,272 93 .5%
Portugal
Jeronimo Martins SGPS SA .. 770 14,967 6 .5
Total Reference Entity — Long ............ 231,239
Net Value of Reference Entity — Goldman Sachs
Bank USA ...........................
$ 231,239
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
France
Teleperformance SE ....... 4,754 503,933 66 .1
Shares Value
% of Basket
Value
United Arab Emirates
Americana Restaurants
International plc - Foreign Co. 427,227 $ 258,740 33 .9%
Total Reference Entity — Long ............ 762,673
Net Value of Reference Entity — HSBC Bank plc
$ 762,673
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 30, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United Arab Emirates
Alef Education Holding plc ... 1,607,810 516,523 100 .0
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ 516,523

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Emerging Markets ex-China Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 4,208 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 4,208 $ — $ — $ — $ 4,208
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 13,495 $ — $ — $ — $ 13,495
Swaps .............................. — — (85,896) — — — (85,896)
$ — $ — $ (72,401) $ — $ — $ — $ (72,401)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (6,100) $ — $ — $ — $ (6,100)
Swaps .............................. — — (95,208) — — — (95,208)
$ — $ — $ (101,308) $ — $ — $ — $ (101,308)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 1,690,162
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Derivative Financial Instruments $ —
Swaps — OTC
(a)
.................................................................................................... $ 4,208
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 4,208
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 4,208
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
Goldman Sachs Bank USA .......................... $ 534 $ — $ — $ — $ 534
HSBC Bank plc .................................. 3,425 — — — 3,425
JPMorgan Chase Bank NA .......................... 249 — — — 249
$ 4,208 $ — $ — $ — $ 4,208
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Emerging Markets ex-China Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 5,193,537 $ — $ — $ 5,193,537
Canada ............................................. 506,411 — — 506,411
Egypt ............................................... 136,579 — — 136,579
Germany ............................................ — 995,033 — 995,033
Hungary ............................................. — 626,905 — 626,905
India ............................................... 2,855,509 7,619,705 — 10,475,214
Indonesia ............................................ 533,562 1,790,908 — 2,324,470
Italy ................................................ — 681,096 — 681,096
Kazakhstan ........................................... 790,805 — — 790,805
Malaysia ............................................. — 219,954 — 219,954
Mexico .............................................. 3,447,302 — — 3,447,302
Philippines ........................................... 142,551 1,057,003 — 1,199,554
Poland .............................................. — 1,100,087 — 1,100,087
Portugal ............................................. 277,557 — — 277,557
Saudi Arabia .......................................... — 796,314 — 796,314
Singapore ............................................ — 303,898 — 303,898
South Africa ........................................... — 350,392 — 350,392
South Korea .......................................... — 5,709,453 — 5,709,453
Taiwan .............................................. 522,461 13,341,765 — 13,864,226
Thailand ............................................. — 880,379 — 880,379
Turkey .............................................. 969,880 — — 969,880
United Arab Emirates .................................... — 1,367,756 — 1,367,756
United States .......................................... 1,324,618 — — 1,324,618
Investment Companies .................................... 721,012 — — 721,012
Preferred Securities
Brazil ............................................... 625,695 — — 625,695
South Korea .......................................... — 429,384 — 429,384
Short-Term Securities
Money Market Funds ...................................... 2,771,420 — — 2,771,420
$ 20,818,899 $ 37,270,032 $ — $ 58,088,931
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 4,208 $ — $ 4,208
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 4.0%
Ambev SA .................. 42,520 $ 92,676
B3 SA - Brasil Bolsa Balcao ....... 52,147 95,889
Banco Santander Brasil SA ....... 10,478 49,590
Banco Santander Brasil SA , ADR ... 2,867 13,561
CCR SA .................... 4,259 8,995
EcoRodovias Infraestrutura e Logistica
SA ..................... 22,877 28,058
Fleury SA ................... 8,370 21,414
Lojas Renner SA .............. 26,403 85,043
Ultrapar Participacoes SA ........ 7,611 27,411
Ultrapar Participacoes SA , ADR .... 7,137 25,836
448,473
Chile — 1.2%
Empresas CMPC SA ........... 26,839 42,741
Enel Americas SA ............. 944,561 88,401
Enel Chile SA ................ 145,294 7,710
138,852
China — 27.5%
3SBio, Inc.
(a) (b)
................ 103,000 77,259
Agricultural Bank of China Ltd. , Class H 50,000 24,567
Alibaba Group Holding Ltd. ....... 25,992 317,942
Baidu, Inc. , Class A
(c)
........... 3,478 39,687
Baoshan Iron & Steel Co. Ltd. , Class A 35,600 32,644
BOE Technology Group Co. Ltd. , Class
A ...................... 12,800 8,394
Bosideng International Holdings Ltd. . 86,000 48,232
BYD Co. Ltd. , Class A ........... 1,066 43,888
BYD Co. Ltd. , Class H .......... 2,000 72,237
China Construction Bank Corp. , Class
H ...................... 203,000 157,576
China Life Insurance Co. Ltd. , Class H 50,000 105,987
China Medical System Holdings Ltd. . 68,000 68,017
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 6,400 22,226
China Petroleum & Chemical Corp. ,
Class A .................. 7,000 6,078
China Suntien Green Energy Corp. Ltd. ,
Class H .................. 85,000 38,670
CMOC Group Ltd. , Class A ....... 43,300 45,927
CMOC Group Ltd. , Class H ....... 48,000 39,732
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 1,100 38,146
ENN Energy Holdings Ltd. ........ 7,000 49,317
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,860
Geely Automobile Holdings Ltd. .... 52,000 91,411
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 552
Haier Smart Home Co. Ltd. , Class H . 6,600 23,953
Hansoh Pharmaceutical Group Co.
Ltd.
(a) (b)
................... 4,000 9,326
Huatai Securities Co. Ltd. , Class A .. 10,400 25,751
Industrial & Commercial Bank of China
Ltd. , Class H ............... 41,000 24,594
Innovent Biologics, Inc.
(a) (b) (c)
...... 3,000 13,042
JD.com, Inc. , Class A ........... 3,350 67,935
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 2,100 13,765
KE Holdings, Inc. , ADR .......... 825 18,092
Lenovo Group Ltd. ............. 72,000 94,942
Li Auto, Inc. , Class A
(c)
.......... 1,800 22,635
Li Auto, Inc. , ADR
(c) (d)
........... 576 14,406
Security
Shares
Shares Value
China (continued)
LONGi Green Energy Technology Co.
Ltd. , Class A ............... 760 $ 2,109
Meituan , Class B
(a) (b) (c)
........... 9,210 217,636
Midea Group Co. Ltd. , Class A ..... 3,300 33,053
NetEase, Inc. ................ 4,670 75,135
PDD Holdings, Inc. , ADR
(c)
....... 341 41,121
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 2,500 19,654
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 21,500 133,209
Pop Mart International Group Ltd.
(a) (b)
. 6,800 61,478
SF Holding Co. Ltd. , Class A ...... 1,700 10,682
Shandong Nanshan Aluminum Co. Ltd. ,
Class A .................. 104,400 59,751
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. , Class A .... 700 26,205
Sunny Optical Technology Group Co.
Ltd. ..................... 1,900 12,360
Tencent Holdings Ltd. ........... 9,400 490,136
Trip.com Group Ltd.
(c)
........... 800 51,484
Uni-President China Holdings Ltd. .. 35,000 32,758
Weichai Power Co. Ltd. , Class A .... 38,000 71,287
Weichai Power Co. Ltd. , Class H ... 3,000 4,533
Will Semiconductor Co. Ltd. Shanghai ,
Class A .................. 3,400 51,106
Wuliangye Yibin Co. Ltd. , Class A ... 1,100 22,693
Xinyi Solar Holdings Ltd. ......... 12,000 6,154
XPeng, Inc. , Class A
(c)
.......... 900 5,085
3,086,419
Greece — 0.3%
Eurobank Ergasias Services & Holdings
SA ..................... 18,292 37,850
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd. ...... 29,000 13,174
India — 16.9%
ABB India Ltd. ................ 681 59,982
Adani Green Energy Ltd.
(c)
........ 1,141 21,610
Axis Bank Ltd. ................ 4,057 55,732
Bharti Airtel Ltd. ............... 4,028 77,098
Blue Star Ltd. ................ 3,901 86,522
Castrol India Ltd. .............. 7,387 18,393
Crompton Greaves Consumer
Electricals Ltd. ............. 17,297 80,280
Dixon Technologies India Ltd.
(b)
.... 24 4,004
EID Parry India Ltd. ............ 6,033 57,655
Havells India Ltd. .............. 3,691 71,832
HCL Technologies Ltd. .......... 5,249 109,833
HDFC Bank Ltd. .............. 3,991 82,034
ICICI Bank Ltd. ............... 7,554 115,875
ICICI Lombard General Insurance Co.
Ltd.
(a) (b)
................... 318 7,224
Infosys Ltd. .................. 4,864 101,486
Infosys Ltd. , ADR .............. 3,507 73,331
Kalpataru Projects International Ltd. . 365 5,524
Karur Vysya Bank Ltd. (The) ...... 2,085 5,593
KEC International Ltd. .......... 3,811 44,560
Mahindra & Mahindra Ltd. ........ 1,380 44,564
Marico Ltd. .................. 7,493 56,933
Power Grid Corp. of India Ltd. ..... 21,042 80,043
PTC India Ltd. ................ 17,795 38,350
Punjab National Bank ........... 17,531 20,362
Reliance Industries Ltd. ......... 10,052 158,942
ReNew Energy Global plc , Class A
(c)
. 2,104 11,909
State Bank of India ............. 862 8,388

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Strides Pharma Science Ltd. ...... 3,971 $ 73,336
Tata Consultancy Services Ltd. .... 1,448 68,110
Trent Ltd. ................... 1,032 87,207
Union Bank of India Ltd. ......... 18,434 25,563
Voltas Ltd. .................. 3,830 74,970
Wipro Ltd. ................... 1,840 11,977
Zomato Ltd.
(c)
................ 21,843 62,668
1,901,890
Indonesia — 1.2%
Bank Central Asia Tbk. PT ........ 208,200 135,970
Malaysia — 3.0%
CIMB Group Holdings Bhd. ....... 18,200 33,003
Dialog Group Bhd. ............. 10,400 4,906
Hong Leong Bank Bhd. .......... 7,700 35,923
IJM Corp. Bhd. ............... 13,100 8,984
Malayan Banking Bhd. .......... 42,000 100,582
Public Bank Bhd. .............. 98,600 99,219
Sime Darby Bhd. .............. 110,700 58,379
340,996
Mexico — 2.9%
America Movil SAB de CV , Series B . 26,150 20,688
America Movil SAB de CV , ADR .... 1,139 17,928
Cemex SAB de CV ............ 25,576 13,408
Fomento Economico Mexicano SAB de
CV ..................... 2,546 24,665
Fomento Economico Mexicano SAB de
CV , ADR ................. 141 13,662
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 263 7,015
Grupo Aeroportuario del Sureste SAB
de CV , ADR ............... 55 14,810
Grupo Financiero Banorte SAB de CV ,
Class O .................. 15,149 105,728
Orbia Advance Corp. SAB de CV ... 20,490 18,770
Wal-Mart de Mexico SAB de CV .... 34,041 93,993
330,667
Poland — 0.4%
Allegro.eu SA
(a) (b) (c)
............. 4,443 39,096
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 3,224
Industries Qatar QSC ........... 2,125 7,770
Masraf Al Rayan QSC ........... 5,545 3,603
Qatar Islamic Bank QPSC ........ 1,752 9,838
Qatar National Bank QPSC ....... 6,851 32,563
56,998
Romania — 0.6%
NEPI Rockcastle NV ........... 8,945 70,205
Russia — 0.0%
(c)(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.8%
Al Rajhi Bank ................ 6,575 153,629
Saudi Basic Industries Corp. ...... 2,022 39,140
Saudi National Bank (The) ........ 5,497 48,324
Saudi Telecom Co. ............. 6,882 77,238
318,331
Security
Shares
Shares Value
South Africa — 1.4%
FirstRand Ltd. ................ 7,977 $ 35,049
Gold Fields Ltd. ............... 1,260 20,779
Kumba Iron Ore Ltd. ............ 634 11,939
Sanlam Ltd. ................. 16,953 84,361
152,128
South Korea — 10.6%
Amorepacific Group ............ 1,640 26,428
CJ Corp. ................... 762 56,492
Coway Co. Ltd. ............... 394 18,001
DB Insurance Co. Ltd. .......... 202 15,922
GS Engineering & Construction Corp.
(c)
489 6,278
Hana Financial Group, Inc. ....... 341 14,712
Hyundai Marine & Fire Insurance Co.
Ltd. ..................... 1,360 29,841
Hyundai Rotem Co. Ltd. ......... 275 12,341
KB Financial Group, Inc. ......... 794 51,664
KB Financial Group, Inc. , ADR ..... 932 60,804
Korean Air Lines Co. Ltd. ........ 2,775 47,902
LG Electronics, Inc. ............ 202 13,008
NAVER Corp. ................ 465 56,880
POSCO Holdings, Inc. .......... 114 27,469
Samsung C&T Corp. ........... 782 66,029
Samsung Electronics Co. Ltd. ..... 9,583 406,904
Samsung Life Insurance Co. Ltd. ... 369 27,001
Samsung Securities Co. Ltd. ...... 809 26,696
Shinhan Financial Group Co. Ltd. ... 538 20,041
SK Hynix, Inc. ................ 1,086 142,172
SK, Inc. .................... 466 49,867
Woori Financial Group, Inc. ....... 1,339 14,907
1,191,359
Taiwan — 20.0%
ASE Technology Holding Co. Ltd. ... 8,000 37,726
Cathay Financial Holding Co. Ltd. ... 53,978 113,998
Compal Electronics, Inc. ......... 60,000 65,865
CTBC Financial Holding Co. Ltd. ... 63,000 69,840
Delta Electronics, Inc. ........... 9,000 111,158
E.Sun Financial Holding Co. Ltd. ... 119,268 101,417
Eva Airways Corp. ............. 23,000 26,563
Evergreen Marine Corp. Taiwan Ltd. . 1,000 6,336
First Financial Holding Co. Ltd. ..... 112,344 94,600
Fubon Financial Holding Co. Ltd. ... 39,900 111,459
Hon Hai Precision Industry Co. Ltd. .. 5,000 32,049
MediaTek, Inc. ................ 4,000 155,713
Primax Electronics Ltd. .......... 30,000 74,878
Quanta Computer, Inc. .......... 2,000 18,163
Realtek Semiconductor Corp. ..... 2,000 29,345
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 1,128,941
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 220 41,919
United Microelectronics Corp. ..... 17,000 24,527
2,244,497
Thailand — 1.5%
Advanced Info Service PCL , NVDR .. 12,000 97,679
CP ALL PCL , NVDR ............ 11,600 21,743
Kasikornbank PCL , NVDR ........ 4,000 17,337
PTT Exploration & Production PCL ,
NVDR ................... 5,800 21,784
PTT PCL , NVDR .............. 12,700 12,617
171,160

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Turkey — 0.6%
Akbank TAS ................. 16,226 $ 23,961
TAV Havalimanlari Holding A/S
(c)
.... 6,909 46,417
70,378
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC . 20,568 49,995
United Kingdom — 0.3%
Anglogold Ashanti plc ........... 1,054 29,406
United States — 0.2%
Genpact Ltd. ................. 483 18,436
Total Common Stocks — 96.4%
(Cost: $ 9,849,208 ) .............................. 10,846,281
Preferred Securities
Preferred Stocks — 1.7%
Brazil — 1.7%
Banco Bradesco SA (Preference) ... 10,432 26,022
Cia Energetica de Minas Gerais
(Preference) ............... 9,600 18,848
Companhia Paranaense de Energia
(Preference) ............... 14,018 23,764
Itau Unibanco Holding SA ........ 4,901 29,651
Itau Unibanco Holding SA (Preference) 15,532 94,440
192,725
Total Preferred Securities — 1.7%
(Cost: $ 203,438 ) ................................ 192,725
Total Long-Term Investments — 98 .1%
(Cost: $ 10,052,646 ) .............................. 11,039,006
Short-Term Securities
Money Market Funds — 2.8%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 5.01%
(h)
....... 14,990 15,000
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.75% ...... 296,455 296,455
Total Short-Term Securities — 2 .8%
(Cost: $ 311,455 ) ................................ 311,455
Total Investments — 100.9%
(Cost: $ 10,364,101 ) .............................. 11,350,461
Liabilities in Excess of Other Assets — (0.9) % ............ (104,845)
Net Assets — 100.0% .............................. $ 11,245,616
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 24,750 $ — $ (9,808)
(a)
$ 58 $ — $ 15,000 14,990 $ 61
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 326,161 — (29,706)
(a)
— — 296,455 296,455 7,203 —
$ 58 $ — $ 311,455 $ 7,264 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 6 12/20/24 $ 338 $ (3,286)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,286 $ — $ — $ — $ 3,286
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 20,155 $ — $ — $ — $ 20,155
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,127) $ — $ — $ — $ (1,127)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 360,863
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 448,473 $ — $ — $ 448,473
Chile ............................................... 50,451 88,401 — 138,852
China ............................................... 121,851 2,964,568 — 3,086,419
Greece .............................................. — 37,850 — 37,850

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Hong Kong ........................................... $ — $ 13,174 $ — $ 13,174
India ............................................... 85,240 1,816,650 — 1,901,890
Indonesia ............................................ 135,970 — — 135,970
Malaysia ............................................. — 340,996 — 340,996
Mexico .............................................. 330,667 — — 330,667
Poland .............................................. — 39,096 — 39,096
Qatar ............................................... — 56,998 — 56,998
Romania ............................................. 70,205 — — 70,205
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 39,140 279,191 — 318,331
South Africa ........................................... 96,300 55,828 — 152,128
South Korea .......................................... 60,804 1,130,555 — 1,191,359
Taiwan .............................................. 41,919 2,202,578 — 2,244,497
Thailand ............................................. — 171,160 — 171,160
Turkey .............................................. 23,961 46,417 — 70,378
United Arab Emirates .................................... — 49,995 — 49,995
United Kingdom ........................................ — 29,406 — 29,406
United States .......................................... 18,436 — — 18,436
Preferred Securities ....................................... 192,725 — — 192,725
Short-Term Securities
Money Market Funds ...................................... 311,455 — — 311,455
$ 2,027,597 $ 9,322,863 $ 1 $ 11,350,461
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,286) $ — $ — $ (3,286)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.0%
Aristocrat Leisure Ltd. ........... 148 $ 5,956
Cochlear Ltd. ................ 3 555
IGO Ltd. .................... 266 911
JB Hi-Fi Ltd. ................. 22 1,181
Macquarie Group Ltd. ........... 287 43,436
REA Group Ltd. ............... 88 13,010
Rio Tinto Ltd. ................ 147 11,542
Rio Tinto plc ................. 443 28,630
Scentre Group ................ 754 1,729
South32 Ltd. ................. 469 1,125
Worley Ltd. .................. 1,474 13,535
121,610
Austria — 0.0%
Erste Group Bank AG ........... 47 2,659
OMV AG ................... 60 2,486
5,145
Belgium — 0.2%
Groupe Bruxelles Lambert NV ..... 61 4,408
KBC Group NV ............... 232 16,899
21,307
Brazil — 1.7%
Ambev SA .................. 12,949 28,224
B3 SA - Brasil Bolsa Balcao ....... 3,969 7,298
BRF SA
(a)
................... 436 1,981
CCR SA .................... 4,689 9,904
Embraer SA
(a)
................ 337 2,829
Energisa SA ................. 591 4,406
Fleury SA ................... 2,876 7,358
Lojas Renner SA .............. 5,819 18,743
M Dias Branco SA ............. 79 340
Magazine Luiza SA
(a)
........... 2,342 3,829
Marfrig Global Foods SA
(a)
........ 4,536 12,303
MercadoLibre, Inc.
(a)
............ 8 16,297
Natura & Co. Holding SA ......... 1,951 4,610
Pagseguro Digital Ltd. , Class A
(a)
... 262 2,107
Santos Brasil Participacoes SA .... 578 1,258
Telefonica Brasil SA ............ 586 5,340
TOTVS SA .................. 71 367
Ultrapar Participacoes SA ........ 2,013 7,250
Vale SA .................... 634 6,794
Vibra Energia SA .............. 134 518
Wheaton Precious Metals Corp. .... 1,099 72,577
214,333
Canada — 1.3%
Brookfield Corp. , Class A ......... 73 3,871
CGI, Inc. , Class A
(a)
............ 9 997
FirstService Corp. ............. 78 14,442
IGM Financial, Inc. ............. 107 3,214
Intact Financial Corp. ........... 3 573
Keyera Corp. ................ 678 20,822
Magna International, Inc. ......... 325 12,831
Stantec, Inc. ................. 452 36,664
Teck Resources Ltd. , Class B ..... 55 2,559
Thomson Reuters Corp. ......... 427 69,894
165,867
Chile — 0.0%
Antofagasta plc ............... 99 2,211
China — 4.0%
3SBio, Inc.
(b) (c)
................ 6,000 4,500
Alibaba Group Holding Ltd. ....... 3,600 44,036
Security
Shares
Shares Value
China (continued)
Baidu, Inc. , Class A
(a)
........... 750 $ 8,558
Beijing Capital International Airport Co.
Ltd. , Class H
(a)
.............. 2,000 727
Bilibili, Inc. , Class Z
(a)
........... 240 5,303
Bosideng International Holdings Ltd. . 2,000 1,122
BYD Co. Ltd. , Class A ........... 100 4,117
China Mengniu Dairy Co. Ltd. ..... 4,000 8,958
Dongfeng Motor Group Co. Ltd. , Class
H ...................... 2,000 617
Geely Automobile Holdings Ltd. .... 6,000 10,547
GigaDevice Semiconductor, Inc. , Class
A
(a)
..................... 900 11,349
Goldwind Science & Technology Co.
Ltd. , Class A ............... 400 612
Goneo Group Co. Ltd. , Class A .... 45 461
Guangdong Haid Group Co. Ltd. , Class
A ...................... 100 616
Huatai Securities Co. Ltd. , Class A .. 14,500 35,903
JD.com, Inc. , Class A ........... 1,300 26,363
Lenovo Group Ltd. ............. 6,000 7,912
Li Auto, Inc. , Class A
(a)
.......... 100 1,257
Meituan , Class B
(a) (b) (c)
........... 2,300 54,350
NetEase, Inc. ................ 900 14,480
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 3,500 21,685
SAIC Motor Corp. Ltd. , Class A .... 1,087 1,965
Shanghai Electric Group Co. Ltd. , Class
A
(a)
..................... 1,300 1,646
Shengyi Technology Co. Ltd. , Class A 200 576
Shenzhen Goodix Technology Co. Ltd. ,
Class A .................. 700 8,811
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. , Class A .... 200 7,487
Sunny Optical Technology Group Co.
Ltd. ..................... 200 1,301
Tencent Holdings Ltd. ........... 2,300 119,927
Trip.com Group Ltd.
(a)
........... 300 19,306
Western Mining Co. Ltd. , Class A ... 700 1,729
Will Semiconductor Co. Ltd. Shanghai ,
Class A .................. 800 12,025
Wuliangye Yibin Co. Ltd. , Class A ... 2,400 49,513
Yangzijiang Shipbuilding Holdings Ltd. 1,600 3,108
Yutong Bus Co. Ltd. , Class A ...... 1,020 3,471
Zai Lab Ltd.
(a)
................ 500 1,525
495,863
Denmark — 1.2%
AP Moller - Maersk A/S , Class B .... 3 4,745
Genmab A/S
(a)
................ 38 8,511
Novo Nordisk A/S , Class B ....... 971 108,912
Vestas Wind Systems A/S
(a)
....... 1,271 24,222
146,390
Finland — 0.4%
Nokia OYJ .................. 864 4,089
Nordea Bank Abp ............. 2,440 28,565
Wartsila OYJ Abp .............. 796 15,245
47,899
France — 1.8%
Amundi SA
(b) (c)
................ 8 580
BNP Paribas SA .............. 619 42,274
Carrefour SA ................. 327 5,193
Credit Agricole SA ............. 1,461 22,394
Danone SA .................. 928 66,295
Dassault Aviation SA ........... 4 808
Eiffage SA .................. 155 14,426

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Engie SA ................... 2,561 $ 42,926
Gecina SA .................. 6 641
Hermes International SCA ........ 2 4,546
Kering SA ................... 11 2,747
LVMH Moet Hennessy Louis Vuitton SE 33 21,969
Valeo SE ................... 27 263
225,062
Germany — 1.0%
Allianz SE (Registered) .......... 71 22,351
Deutsche Telekom AG (Registered) . 2,429 73,437
E.ON SE ................... 179 2,416
Evonik Industries AG ........... 71 1,565
HUGO BOSS AG .............. 168 7,734
Nordex SE
(a)
................. 361 5,145
Siemens Energy AG
(a)
........... 272 11,172
123,820
Hong Kong — 0.3%
AIA Group Ltd. ............... 4,600 36,305
Sino Biopharmaceutical Ltd. ...... 2,000 908
37,213
India — 1.8%
ABB India Ltd. ................ 28 2,466
Ajanta Pharma Ltd. ............ 37 1,347
Alkem Laboratories Ltd. ......... 29 1,990
Berger Paints India Ltd. ......... 126 803
Bharat Electronics Ltd. .......... 1,597 5,391
Bharti Airtel Ltd. ............... 480 9,187
Birlasoft Ltd. ................. 768 4,995
Blue Star Ltd. ................ 305 6,765
Castrol India Ltd. .............. 886 2,206
Cipla Ltd. ................... 43 791
Computer Age Management Services
Ltd. ..................... 22 1,159
Crompton Greaves Consumer
Electricals Ltd. ............. 1,530 7,101
Cummins India Ltd. ............ 8 332
Dixon Technologies India Ltd.
(c)
.... 136 22,690
DLF Ltd. .................... 107 1,040
Dr Lal PathLabs Ltd.
(b) (c)
......... 28 1,034
Fortis Healthcare Ltd. ........... 88 653
GAIL India Ltd. ............... 189 448
Granules India Ltd. ............. 102 689
Gujarat Pipavav Port Ltd. ........ 97 227
Havells India Ltd. .............. 25 487
HCL Technologies Ltd. .......... 474 9,918
Hindalco Industries Ltd. ......... 126 1,022
Hindustan Aeronautics Ltd.
(c)
...... 7 352
Hindustan Zinc Ltd. ............ 723 4,744
Hitachi Energy India Ltd. ......... 6 983
Indian Hotels Co. Ltd. (The) , Class A . 129 1,035
Indian Railway Catering & Tourism
Corp. Ltd. ................. 23 224
Infosys Ltd. .................. 1,760 36,722
ITD Cementation India Ltd. ....... 182 1,217
KEC International Ltd. .......... 53 620
KEI Industries Ltd. ............. 18 865
KPIT Technologies Ltd. .......... 30 495
Lupin Ltd. ................... 19 493
Marico Ltd. .................. 34 258
Mphasis Ltd. ................. 8 273
Multi Commodity Exchange of India Ltd. 10 772
NBCC India Ltd. .............. 466 536
NCC Ltd. ................... 160 566
Security
Shares
Shares Value
India (continued)
Nippon Life India Asset Management
Ltd.
(b) (c)
................... 173 $ 1,452
Oberoi Realty Ltd. ............. 53 1,235
Petronet LNG Ltd. ............. 111 438
Pidilite Industries Ltd. ........... 51 1,904
Power Finance Corp. Ltd. ........ 126 677
Power Grid Corp. of India Ltd. ..... 458 1,742
Prestige Estates Projects Ltd. ..... 46 893
PTC India Ltd. ................ 109 235
Punjab National Bank ........... 2,427 2,819
Siemens Ltd. ................. 12 993
SRF Ltd. ................... 13 346
State Bank of India ............. 368 3,581
Strides Pharma Science Ltd. ...... 87 1,607
Supreme Industries Ltd. ......... 5 255
Tata Consultancy Services Ltd. .... 605 28,457
Trent Ltd. ................... 27 2,282
United Spirits Ltd. ............. 69 1,187
Vedanta Ltd. ................. 414 2,279
Vodafone Idea Ltd.
(a)
............ 4,519 434
Voltas Ltd. .................. 1,112 21,767
WNS Holdings Ltd.
(a)
........... 58 2,783
Zensar Technologies Ltd. ........ 29 242
Zomato Ltd.
(a)
................ 3,910 11,218
Zydus Lifesciences Ltd. ......... 338 4,015
225,737
Indonesia — 0.1%
Bank Central Asia Tbk. PT ........ 2,800 1,828
Bank Mandiri Persero Tbk. PT ..... 6,400 2,717
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 43,000 13,109
Perusahaan Gas Negara Tbk. PT ... 10,000 996
18,650
Ireland — 0.2%
Accenture plc , Class A .......... 60 20,689
AerCap Holdings NV ........... 35 3,274
23,963
Israel — 0.3%
Bank Hapoalim BM ............ 205 2,136
Nice Ltd.
(a)
.................. 29 5,039
Wix.com Ltd.
(a)
................ 200 33,424
40,599
Italy — 1.2%
A2A SpA ................... 3,939 9,004
Enel SpA ................... 9,632 73,050
Intesa Sanpaolo SpA ........... 3,281 14,043
Mediobanca Banca di Credito
Finanziario SpA ............. 57 940
Moncler SpA ................. 387 21,501
UniCredit SpA ................ 861 38,090
156,628
Japan — 5.1%
Amada Co. Ltd. ............... 900 8,869
ANA Holdings, Inc. ............. 1,000 19,697
Asahi Group Holdings Ltd. ........ 100 1,201
Asahi Kasei Corp. ............. 1,900 13,107
Astellas Pharma, Inc. ........... 1,700 19,904
Daiichi Sankyo Co. Ltd. .......... 800 26,039
Daikin Industries Ltd. ........... 100 12,006
Daito Trust Construction Co. Ltd. ... 100 11,050
Daiwa Securities Group, Inc. ...... 2,400 15,701
FANUC Corp. ................ 400 10,613

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Hitachi Ltd. .................. 200 $ 5,025
Honda Motor Co. Ltd. ........... 2,300 23,131
J Front Retailing Co. Ltd. ......... 200 2,124
Japan Metropolitan Fund Investment
Corp. .................... 2 1,228
KDDI Corp. .................. 100 3,118
Kirin Holdings Co. Ltd. .......... 1,500 22,084
Mitsubishi Estate Co. Ltd. ........ 100 1,479
Mitsubishi UFJ Financial Group, Inc. . 1,500 15,810
Mitsui Fudosan Co. Ltd. ......... 5,300 45,221
Mizuho Financial Group, Inc. ...... 5,000 103,855
Murata Manufacturing Co. Ltd. ..... 100 1,747
Nidec Corp. ................. 100 1,992
Nintendo Co. Ltd. .............. 700 36,976
Nomura Holdings, Inc. .......... 400 2,051
Obayashi Corp. ............... 600 7,356
Ono Pharmaceutical Co. Ltd. ...... 300 3,747
Otsuka Holdings Co. Ltd. ........ 200 12,082
Panasonic Holdings Corp. ........ 4,900 40,327
Recruit Holdings Co. Ltd. ........ 100 6,106
Sekisui House Ltd. ............. 1,200 28,982
SoftBank Corp. ............... 4,600 5,791
SoftBank Group Corp. .......... 100 5,962
Sompo Holdings, Inc. ........... 200 4,288
Sony Group Corp. ............. 1,000 17,598
Sumitomo Chemical Co. Ltd. ...... 2,900 7,742
Sumitomo Corp. .............. 300 6,329
Sumitomo Electric Industries Ltd. ... 200 3,077
Sumitomo Mitsui Financial Group, Inc. 1,100 23,336
Suzuki Motor Corp. ............ 100 992
Tokyo Electron Ltd. ............ 400 58,861
Toyota Motor Corp. ............ 400 6,892
643,496
Mexico — 0.0%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 30 800
Orbia Advance Corp. SAB de CV ... 222 204
1,004
Netherlands — 0.5%
ASML Holding NV ............. 8 5,385
ING Groep NV ................ 1,019 17,293
Koninklijke Philips NV
(a)
.......... 57 1,500
NN Group NV ................ 807 39,617
63,795
New Zealand — 0.1%
Xero Ltd.
(a)
.................. 80 7,772
Norway — 0.5%
Aker BP ASA ................. 193 4,130
DNB Bank ASA ............... 350 7,253
Equinor ASA ................. 2,175 51,683
Kongsberg Gruppen ASA ........ 7 730
63,796
Singapore — 0.4%
DBS Group Holdings Ltd. ........ 1,000 28,994
Singapore Airlines Ltd. .......... 1,600 7,805
Singapore Telecommunications Ltd. . 1,500 3,539
United Overseas Bank Ltd. ....... 200 4,862
45,200
South Africa — 0.1%
Anglo American plc ............ 99 3,067
AVI Ltd. .................... 463 2,903
Security
Shares
Shares Value
South Africa (continued)
MTN Group Ltd. ............... 124 $ 616
Standard Bank Group Ltd. ........ 40 551
7,137
South Korea — 1.0%
Amorepacific Group ............ 358 5,769
BGF retail Co. Ltd. ............. 23 1,924
CJ Corp. ................... 35 2,595
CJ ENM Co. Ltd.
(a)
............. 110 4,999
E-MART, Inc. ................. 6 282
Hanon Systems ............... 1,131 3,229
HDC Hyundai Development Co-
Engineering & Construction ..... 113 1,620
HL Mando Co. Ltd. ............. 4 104
HS Hyosung Advanced Materials Corp. 2 384
Hugel, Inc.
(a)
................. 34 6,688
Hyundai Rotem Co. Ltd. ......... 25 1,122
KCC Corp. .................. 7 1,327
Kia Corp. ................... 10 661
Koh Young Technology, Inc. ....... 35 275
LG Chem Ltd. ................ 159 35,750
LS Corp. ................... 13 977
LX Semicon Co. Ltd. ........... 16 707
Medytox, Inc. ................ 3 371
NAVER Corp. ................ 72 8,807
NCSoft Corp. ................ 56 8,792
Pan Ocean Co. Ltd. ............ 344 882
PharmaResearch Co. Ltd. ........ 39 6,333
Samsung C&T Corp. ........... 18 1,520
Samsung Electronics Co. Ltd. ..... 373 15,838
Seegene, Inc. ................ 11 191
SK Telecom Co. Ltd. ............ 331 13,584
SK, Inc. .................... 10 1,070
WONIK IPS Co. Ltd.
(a)
........... 14 278
126,079
Spain — 1.5%
ACS Actividades de Construccion y
Servicios SA ............... 112 5,371
Banco Bilbao Vizcaya Argentaria SA . 465 4,629
Banco Santander SA ........... 3,213 15,697
Iberdrola SA ................. 5,192 77,125
Industria de Diseno Textil SA ...... 1,218 69,444
Repsol SA .................. 1,502 18,802
191,068
Sweden — 0.7%
Alfa Laval AB ................ 41 1,815
Boliden AB .................. 41 1,283
Investor AB , Class B ............ 708 20,039
Svenska Handelsbanken AB , Class A 606 6,297
Swedbank AB , Class A .......... 2,586 52,471
81,905
Switzerland — 3.2%
ABB Ltd. (Registered) ........... 2,010 111,698
DSM-Firmenich AG ............ 115 13,637
Kuehne + Nagel International AG
(Registered) ............... 231 57,667
Logitech International SA (Registered) 108 8,843
Novartis AG (Registered) ........ 969 105,143
SGS SA (Registered) ........... 15 1,588
Swatch Group AG (The) ......... 6 1,231
Swatch Group AG (The) (Registered) 25 1,013
TE Connectivity plc ............ 677 99,803
400,623

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Taiwan — 1.1%
Makalot Industrial Co. Ltd. ........ 1,020 $ 10,943
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 125,438
Wisdom Marine Lines Co. Ltd. ..... 2,000 4,539
140,920
Thailand — 0.0%
B Grimm Power PCL , NVDR ...... 500 328
Turkey — 0.0%
Anadolu Efes Biracilik ve Malt Sanayii
A/S , Class A ............... 390 2,179
Migros Ticaret A/S ............. 175 2,079
Yapi ve Kredi Bankasi A/S ........ 473 339
4,597
United Kingdom — 1.9%
AstraZeneca plc .............. 106 15,083
Auto Trader Group plc
(b) (c)
........ 1,165 12,579
BAE Systems plc .............. 1,482 23,886
British Land Co. plc (The) ........ 1,848 9,510
Drax Group plc ............... 180 1,450
easyJet plc .................. 324 2,135
Informa plc .................. 2,773 28,969
International Consolidated Airlines
Group SA ................. 416 1,133
Intertek Group plc ............. 23 1,381
J Sainsbury plc ............... 162 558
Johnson Matthey plc ........... 89 1,713
National Grid plc .............. 123 1,544
NatWest Group plc ............. 305 1,445
Rolls-Royce Holdings plc
(a)
....... 393 2,712
Smiths Group plc .............. 616 12,155
Standard Chartered plc .......... 626 7,259
Taylor Wimpey plc ............. 1,390 2,628
TechnipFMC plc ............... 384 10,249
Tesco plc ................... 15,107 66,708
Vodafone Group plc ............ 35,321 32,845
235,942
United States — 67.0%
AbbVie, Inc. ................. 257 52,395
Acuity Brands, Inc. ............. 167 50,215
Adobe, Inc.
(a)
................. 151 72,190
AECOM .................... 727 77,644
Agilent Technologies, Inc. ........ 210 27,365
Alaska Air Group, Inc.
(a)
.......... 583 27,932
Alkermes plc
(a)
................ 63 1,619
Allstate Corp. (The) ............ 80 14,922
Alphabet, Inc. , Class A .......... 1,185 202,766
Alphabet, Inc. , Class C .......... 680 117,429
Amazon.com, Inc.
(a)
............ 1,898 353,787
American Express Co. .......... 468 126,397
Amgen, Inc. ................. 67 21,451
Apple, Inc. .................. 2,809 634,581
Applied Materials, Inc. .......... 486 88,248
Arista Networks, Inc.
(a)
.......... 11 4,251
Automatic Data Processing, Inc. .... 186 53,799
Bank of America Corp. .......... 3,569 149,256
Becton Dickinson & Co. ......... 15 3,504
Berkshire Hathaway, Inc. , Class B
(a)
. 125 56,365
Best Buy Co., Inc. ............. 10 904
BioMarin Pharmaceutical, Inc.
(a)
.... 7 461
Block, Inc. , Class A
(a)
........... 22 1,591
Blueprint Medicines Corp.
(a)
....... 71 6,213
Booking Holdings, Inc. .......... 20 93,525
BorgWarner, Inc. .............. 1,623 54,582
Security
Shares
Shares Value
United States (continued)
Boston Scientific Corp.
(a)
......... 270 $ 22,685
Box, Inc. , Class A
(a)
............ 104 3,303
Bristol-Myers Squibb Co. ......... 1,094 61,012
Broadcom, Inc. ............... 314 53,308
Broadridge Financial Solutions, Inc. . 12 2,530
Cardinal Health, Inc. ............ 180 19,534
Carlisle Cos., Inc. ............. 3 1,267
CBOE Global Markets, Inc. ....... 85 18,153
CBRE Group, Inc. , Class A
(a)
...... 486 63,651
Charles Schwab Corp. (The) ...... 93 6,587
Chevron Corp. ................ 941 140,040
Chipotle Mexican Grill, Inc.
(a)
...... 50 2,789
Cigna Group (The) ............. 196 61,703
Cintas Corp. ................. 9 1,852
Cirrus Logic, Inc.
(a)
............. 37 4,063
Citigroup, Inc. ................ 1,367 87,720
CME Group, Inc. , Class A ........ 87 19,606
Colgate-Palmolive Co. .......... 1,133 106,173
Comcast Corp. , Class A ......... 1,185 51,749
Comfort Systems USA, Inc. ....... 2 782
ConocoPhillips ............... 856 93,766
Costco Wholesale Corp. ......... 110 96,160
Crown Holdings, Inc. ........... 186 17,400
CSL Ltd. .................... 50 9,388
Curtiss-Wright Corp. ............ 58 20,008
CyberArk Software Ltd.
(a)
......... 2 553
Deckers Outdoor Corp.
(a)
......... 411 66,126
Delta Air Lines, Inc. ............ 246 14,076
Dropbox, Inc. , Class A
(a)
......... 66 1,706
DuPont de Nemours, Inc. ........ 7 581
Eaton Corp. plc ............... 30 9,947
Ecolab, Inc. ................. 162 39,808
Elevance Health, Inc. ........... 94 38,141
Eli Lilly & Co. ................ 115 95,420
EMCOR Group, Inc. ............ 142 63,342
EOG Resources, Inc. ........... 44 5,366
Essent Group Ltd. ............. 43 2,580
Etsy, Inc.
(a)
.................. 18 926
Exelon Corp. ................. 513 20,161
Expeditors International of Washington,
Inc. ..................... 172 20,468
Experian plc ................. 521 25,428
Exxon Mobil Corp. ............. 407 47,529
Ferguson Enterprises, Inc. ........ 6 1,180
Fortinet, Inc.
(a)
................ 462 36,341
Fox Corp. , Class A ............. 650 27,300
Freeport-McMoRan, Inc. ......... 123 5,537
Gap, Inc. (The) ............... 93 1,932
Garmin Ltd. .................. 4 793
General Mills, Inc. ............. 421 28,636
General Motors Co. ............ 186 9,441
Gilead Sciences, Inc. ........... 277 24,603
Goldman Sachs Group, Inc. (The) .. 18 9,320
GSK plc .................... 36 650
Guidewire Software, Inc.
(a)
........ 219 40,791
H&R Block, Inc. ............... 42 2,509
Halliburton Co. ............... 87 2,413
Hartford Financial Services Group, Inc.
(The) .................... 19 2,098
Hasbro, Inc. ................. 13 853
HCA Healthcare, Inc. ........... 238 85,380
Honeywell International, Inc. ...... 65 13,369
Intuit, Inc. ................... 82 50,045
Invesco Ltd. ................. 531 9,208
IQVIA Holdings, Inc.
(a)
........... 181 37,253

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Jack Henry & Associates, Inc. ..... 12 $ 2,183
Johnson & Johnson ............ 634 101,351
JPMorgan Chase & Co. ......... 230 51,042
Kimberly-Clark Corp. ........... 375 50,318
KLA Corp. ................... 4 2,665
Lam Research Corp. ........... 876 65,131
Lear Corp. .................. 87 8,331
Leidos Holdings, Inc. ........... 132 24,177
Lennar Corp. , Class A ........... 84 14,305
Lineage, Inc. ................. 230 17,029
Louisiana-Pacific Corp. .......... 20 1,978
Manhattan Associates, Inc.
(a)
...... 63 16,592
Marathon Petroleum Corp. ....... 137 19,929
Marsh & McLennan Cos., Inc. ..... 108 23,570
Mastercard, Inc. , Class A ......... 332 165,864
Maximus, Inc. ................ 172 14,868
Medtronic plc ................ 1,288 114,954
Merck & Co., Inc. .............. 1,101 112,654
Meta Platforms, Inc. , Class A ...... 308 174,815
MetLife, Inc. ................. 217 17,017
Mettler-Toledo International, Inc.
(a)
.. 3 3,875
MGIC Investment Corp. ......... 18 451
Micron Technology, Inc. .......... 531 52,914
Microsoft Corp. ............... 1,385 562,795
Morgan Stanley ............... 270 31,388
Motorola Solutions, Inc. ......... 86 38,644
Natera, Inc.
(a)
................ 21 2,540
NetApp, Inc. ................. 823 94,900
Netflix, Inc.
(a)
................. 84 63,507
Neurocrine Biosciences, Inc.
(a)
..... 66 7,938
Northrop Grumman Corp. ........ 124 63,119
Nucor Corp. ................. 29 4,113
Nutanix, Inc. , Class A
(a)
.......... 357 22,170
NVIDIA Corp. ................ 4,430 588,127
Oshkosh Corp. ............... 125 12,780
PayPal Holdings, Inc.
(a)
.......... 33 2,617
Pegasystems, Inc. ............. 66 5,243
Pfizer, Inc. .................. 1,730 48,959
PNC Financial Services Group, Inc.
(The) .................... 45 8,472
Procter & Gamble Co. (The) ...... 701 115,791
Progressive Corp. (The) ......... 10 2,428
Prologis, Inc. ................. 434 49,016
QUALCOMM, Inc. ............. 515 83,827
Qualys, Inc.
(a)
................ 10 1,192
Radian Group, Inc. ............. 10 349
Regeneron Pharmaceuticals, Inc.
(a)
.. 12 10,058
Reinsurance Group of America, Inc. . 53 11,187
ResMed, Inc. ................ 55 13,336
Robert Half, Inc. .............. 182 12,396
RTX Corp. .................. 175 21,173
S&P Global, Inc. .............. 240 115,286
Schlumberger NV ............. 296 11,861
Schneider Electric SE ........... 342 88,595
ServiceNow, Inc.
(a)
............. 76 70,907
Shell plc .................... 3,933 131,312
Simon Property Group, Inc. ....... 273 46,170
Smartsheet, Inc. , Class A
(a)
....... 10 564
Snap, Inc. , Class A
(a)
........... 276 3,356
Stryker Corp. ................ 131 46,673
Target Corp. ................. 208 31,208
Taylor Morrison Home Corp.
(a)
..... 42 2,877
Tesla, Inc.
(a)
.................. 323 80,702
Toll Brothers, Inc. .............. 149 21,820
Trane Technologies plc .......... 236 87,358
Security
Shares
Shares Value
United States (continued)
Travelers Cos., Inc. (The) ........ 313 $ 76,979
Tyson Foods, Inc. , Class A ....... 805 47,165
Uber Technologies, Inc.
(a)
........ 358 25,794
UGI Corp. ................... 912 21,806
United Airlines Holdings, Inc.
(a)
..... 75 5,870
United Parcel Service, Inc. , Class B . 333 44,642
UnitedHealth Group, Inc. ......... 27 15,242
US Bancorp ................. 58 2,802
Valero Energy Corp. ............ 42 5,450
Veeva Systems, Inc. , Class A
(a)
.... 2 418
VeriSign, Inc.
(a)
............... 42 7,427
Verisk Analytics, Inc. ............ 75 20,604
Verizon Communications, Inc. ..... 1,198 50,472
Vertex Pharmaceuticals, Inc.
(a)
..... 28 13,327
Visa, Inc. , Class A ............. 9 2,609
Walmart, Inc. ................. 1,664 136,365
Wells Fargo & Co. ............. 1,955 126,919
Westinghouse Air Brake Technologies
Corp. .................... 100 18,798
Wingstop, Inc. ................ 8 2,302
Zoetis, Inc. , Class A ............ 18 3,218
8,401,407
Total Common Stocks — 99.6%
(Cost: $ 10,650,849 ) .............................. 12,487,366
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (Preference)
(a)
.......... 2,642 2,600
Braskem SA (Preference) , Series A ,
Class A
(a)
................. 1,821 5,519
Cia Energetica de Minas Gerais
(Preference) ............... 96 188
Energisa SA (Preference) ........ 2 3
Marcopolo SA (Preference) ....... 3,792 5,582
13,892
Total Preferred Securities — 0.1%
(Cost: $ 16,095 ) ................................ 13,892
Total Long-Term Investments — 99 .7%
(Cost: $ 10,666,944 ) .............................. 12,501,258
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.75%
(d) (e)
.... 131,788 131,788
Total Short-Term Securities — 1 .1%
(Cost: $ 131,788 ) ................................ 131,788
Total Investments — 100.8%
(Cost: $ 10,798,732 ) .............................. 12,633,046
Liabilities in Excess of Other Assets — (0.8) % ............ (100,844)
Net Assets — 100.0% .............................. $ 12,532,202

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 4,143 $ — $ (4,166)
(b)
$ 23 $ — $ — — $ 54
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 228,055 — (96,267)
(b)
— — 131,788 131,788 4,240 —
$ 23 $ — $ 131,788 $ 4,294 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index ................................................... 3 12/20/24 $ 86 $ 710
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 710 $ — $ — $ — $ 710
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 16,817 $ — $ — $ — $ 16,817
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 4,178 $ — $ — $ — $ 4,178
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 84,724
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 121,610 $ — $ 121,610
Austria .............................................. — 5,145 — 5,145
Belgium ............................................. — 21,307 — 21,307
Brazil ............................................... 214,333 — — 214,333
Canada ............................................. 165,867 — — 165,867

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Chile ............................................... $ — $ 2,211 $ — $ 2,211
China ............................................... 1,122 494,741 — 495,863
Denmark ............................................. — 146,390 — 146,390
Finland .............................................. — 47,899 — 47,899
France .............................................. — 225,062 — 225,062
Germany ............................................ — 123,820 — 123,820
Hong Kong ........................................... — 37,213 — 37,213
India ............................................... 2,783 222,954 — 225,737
Indonesia ............................................ 1,828 16,822 — 18,650
Ireland .............................................. 23,963 — — 23,963
Israel ............................................... 33,424 7,175 — 40,599
Italy ................................................ — 156,628 — 156,628
Japan ............................................... — 643,496 — 643,496
Mexico .............................................. 1,004 — — 1,004
Netherlands ........................................... — 63,795 — 63,795
New Zealand .......................................... — 7,772 — 7,772
Norway .............................................. — 63,796 — 63,796
Singapore ............................................ — 45,200 — 45,200
South Africa ........................................... 616 6,521 — 7,137
South Korea .......................................... 278 125,801 — 126,079
Spain ............................................... — 191,068 — 191,068
Sweden ............................................. — 81,905 — 81,905
Switzerland ........................................... 99,803 300,820 — 400,623
Taiwan .............................................. — 140,920 — 140,920
Thailand ............................................. — 328 — 328
Turkey .............................................. — 4,597 — 4,597
United Kingdom ........................................ 10,249 225,693 — 235,942
United States .......................................... 8,146,034 255,373 — 8,401,407
Preferred Securities ....................................... 13,892 — — 13,892
Short-Term Securities
Money Market Funds ...................................... 131,788 — — 131,788
$ 8,846,984 $ 3,786,062 $ — $ 12,633,046
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 710 $ — $ — $ 710
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.5%
Aristocrat Leisure Ltd. ........... 1,688 $ 67,925
Brambles Ltd. ................ 2,172 26,151
Cochlear Ltd. ................ 243 44,989
Coles Group Ltd. .............. 1,770 20,428
Commonwealth Bank of Australia ... 744 69,396
Computershare Ltd. ............ 266 4,598
GPT Group (The)
(a)
............. 7,382 22,870
IGO Ltd. .................... 2,667 9,136
JB Hi-Fi Ltd. ................. 172 9,230
Macquarie Group Ltd. ........... 644 97,467
Northern Star Resources Ltd. ...... 4,921 57,105
Orica Ltd. ................... 312 3,544
QBE Insurance Group Ltd. ....... 84 948
REA Group Ltd. ............... 420 62,091
Rio Tinto Ltd. ................ 695 54,570
Rio Tinto plc ................. 613 39,617
Santos Ltd. .................. 1,631 7,256
Sonic Healthcare Ltd. ........... 617 10,872
South32 Ltd. ................. 22,313 53,510
Telstra Group Ltd. ............. 1,325 3,317
Transurban Group
(a)
............ 831 6,926
Wesfarmers Ltd. .............. 1,603 70,518
Westpac Banking Corp. ......... 184 3,864
WiseTech Global Ltd. ........... 20 1,536
Worley Ltd. .................. 6,581 60,431
808,295
Austria — 0.4%
Erste Group Bank AG ........... 877 49,608
OMV AG ................... 133 5,512
55,120
Belgium — 0.7%
Anheuser-Busch InBev SA/NV ..... 193 11,443
Groupe Bruxelles Lambert NV ..... 207 14,957
KBC Group NV ............... 815 59,366
Warehouses De Pauw CVA ....... 64 1,523
87,289
China — 0.8%
BOC Hong Kong Holdings Ltd. ..... 11,000 35,912
Budweiser Brewing Co. APAC Ltd.
(b) (c)
14,600 15,227
Prosus NV .................. 694 29,249
Wilmar International Ltd. ......... 600 1,448
Yangzijiang Shipbuilding Holdings Ltd. 10,400 20,205
102,041
Denmark — 3.2%
AP Moller - Maersk A/S , Class B .... 6 9,491
Genmab A/S
(d)
................ 71 15,901
Novo Nordisk A/S , Class B ....... 2,820 316,305
Novonesis (Novozymes) B , Class B . 32 2,011
Vestas Wind Systems A/S
(d)
....... 2,673 50,940
394,648
Finland — 1.5%
Nokia OYJ .................. 12,654 59,879
Nordea Bank Abp ............. 5,841 68,381
Stora Enso OYJ , Class R ........ 1,193 13,313
Wartsila OYJ Abp .............. 2,245 42,997
184,570
France — 8.5%
Air Liquide SA ................ 45 8,069
Airbus SE ................... 26 3,966
Amundi SA
(b) (c)
................ 321 23,274
Security
Shares
Shares Value
France (continued)
Arkema SA .................. 35 $ 3,084
BNP Paribas SA .............. 1,343 91,719
Bouygues SA ................ 32 1,029
Capgemini SE ................ 17 2,949
Carrefour SA ................. 2,220 35,256
Cie Generale des Etablissements
Michelin SCA .............. 161 5,441
Credit Agricole SA ............. 5,922 90,773
Danone SA .................. 1,743 124,517
Dassault Aviation SA ........... 49 9,894
Dassault Systemes SE .......... 1,516 51,885
Eiffage SA .................. 591 55,007
Engie SA ................... 4,236 71,002
Gecina SA .................. 119 12,717
Hermes International SCA ........ 38 86,365
Ipsen SA ................... 7 853
Kering SA ................... 72 17,983
La Francaise des Jeux SAEM
(b) (c)
... 252 10,772
L'Oreal SA .................. 169 63,404
LVMH Moet Hennessy Louis Vuitton SE 231 153,781
Pernod Ricard SA ............. 271 33,812
Publicis Groupe SA ............ 92 9,778
Safran SA ................... 82 18,562
TotalEnergies SE .............. 470 29,495
Valeo SE ................... 3,873 37,654
1,053,041
Germany — 8.6%
adidas AG .................. 53 12,693
Allianz SE (Registered) .......... 450 141,662
Bayer AG (Registered) .......... 773 20,830
Beiersdorf AG ................ 180 24,299
Continental AG ............... 564 35,199
Deutsche Bank AG (Registered) .... 85 1,444
Deutsche Boerse AG ........... 39 9,059
Deutsche Post AG ............. 688 27,637
Deutsche Telekom AG (Registered) . 5,179 156,579
Evonik Industries AG ........... 941 20,739
Fresenius SE & Co. KGaA
(d)
...... 1,049 38,300
GEA Group AG ............... 98 4,827
Hannover Rueck SE ............ 73 19,169
Henkel AG & Co. KGaA ......... 275 21,448
HUGO BOSS AG .............. 16 737
Infineon Technologies AG ........ 1,614 51,042
Mercedes-Benz Group AG ........ 426 25,880
Merck KGaA ................. 118 19,508
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 17 8,693
Nordex SE
(d)
................. 456 6,498
Rational AG ................. 10 9,793
SAP SE .................... 1,150 268,508
Siemens AG (Registered) ........ 605 117,703
Siemens Energy AG
(d)
........... 588 24,151
Zalando SE
(b) (c) (d)
.............. 31 939
1,067,337
Hong Kong — 1.6%
AIA Group Ltd. ............... 14,200 112,071
Hang Seng Bank Ltd. ........... 100 1,223
Hong Kong Exchanges & Clearing Ltd. 500 20,020
Link REIT ................... 2,000 9,319
Prudential plc ................ 4,693 39,068
Sun Hung Kai Properties Ltd. ...... 500 5,414
Wharf Real Estate Investment Co. Ltd. 3,000 9,020
196,135

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ireland — 0.1%
Kerry Group plc , Class A ......... 96 $ 9,588
Israel — 0.7%
Bank Hapoalim BM ............ 1,397 14,556
Elbit Systems Ltd. ............. 29 6,643
Israel Discount Bank Ltd. , Class A .. 713 4,191
Mizrahi Tefahot Bank Ltd. ........ 462 19,049
Nice Ltd.
(d)
.................. 213 37,011
81,450
Italy — 1.8%
A2A SpA ................... 11,278 25,780
Banca Monte dei Paschi di Siena SpA 2,631 14,439
Banco BPM SpA .............. 72 486
Enel SpA ................... 8,016 60,794
Generali .................... 661 18,327
Intesa Sanpaolo SpA ........... 10,226 43,767
Mediobanca Banca di Credito
Finanziario SpA ............. 200 3,299
Moncler SpA ................. 36 2,000
Poste Italiane SpA
(b) (c)
........... 302 4,247
Saipem SpA
(d)
................ 4,103 9,755
UniCredit SpA ................ 1,042 46,097
228,991
Japan — 22.4%
Amada Co. Ltd. ............... 1,200 11,826
ANA Holdings, Inc. ............. 300 5,909
Asahi Group Holdings Ltd. ........ 3,400 40,818
Asahi Kasei Corp. ............. 6,200 42,772
Astellas Pharma, Inc. ........... 4,600 53,858
Bandai Namco Holdings, Inc. ...... 200 4,193
Bridgestone Corp. ............. 1,000 35,635
Canon, Inc. .................. 200 6,505
Dai-ichi Life Holdings, Inc. ........ 700 17,451
Daiichi Sankyo Co. Ltd. .......... 2,200 71,606
Daikin Industries Ltd. ........... 600 72,034
Daito Trust Construction Co. Ltd. ... 100 11,050
Daiwa House Industry Co. Ltd. ..... 2,100 62,640
Daiwa Securities Group, Inc. ...... 7,100 46,450
DMG Mori Co. Ltd. ............. 300 5,721
FANUC Corp. ................ 900 23,878
Fast Retailing Co. Ltd. .......... 200 63,944
Fujitsu Ltd. .................. 2,500 48,065
Hitachi Ltd. .................. 3,800 95,475
Honda Motor Co. Ltd. ........... 1,100 11,063
J Front Retailing Co. Ltd. ......... 1,700 18,054
Japan Exchange Group, Inc. ...... 300 3,516
Japan Post Bank Co. Ltd. ........ 900 8,038
Japan Post Holdings Co. Ltd. ...... 300 2,768
Japan Post Insurance Co. Ltd. ..... 200 3,296
KDDI Corp. .................. 500 15,590
Kirin Holdings Co. Ltd. .......... 2,600 38,279
Koito Manufacturing Co. Ltd. ...... 200 2,590
Komatsu Ltd. ................ 300 7,766
Kyocera Corp. ................ 1,500 15,213
Marubeni Corp. ............... 3,600 53,817
Mitsubishi Chemical Group Corp. ... 500 2,698
Mitsubishi Corp. ............... 300 5,488
Mitsubishi Electric Corp. ......... 300 5,278
Mitsubishi Estate Co. Ltd. ........ 2,900 42,885
Mitsubishi HC Capital, Inc. ........ 100 670
Mitsubishi UFJ Financial Group, Inc. . 8,200 86,430
Mitsui & Co. Ltd. .............. 100 2,039
Mitsui Fudosan Co. Ltd. ......... 700 5,973
Mizuho Financial Group, Inc. ...... 5,700 118,395
Security
Shares
Shares Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc. 900 $ 19,907
Murata Manufacturing Co. Ltd. ..... 4,300 75,126
Nidec Corp. ................. 200 3,984
Nikon Corp. ................. 1,000 12,388
Nintendo Co. Ltd. .............. 1,200 63,388
Nippon Express Holdings, Inc. ..... 200 9,860
Nitto Denko Corp. ............. 2,100 34,553
Nomura Holdings, Inc. .......... 800 4,102
Nomura Real Estate Holdings, Inc. .. 200 4,924
Nomura Research Institute Ltd. .... 700 20,939
Obayashi Corp. ............... 2,500 30,648
Ono Pharmaceutical Co. Ltd. ...... 1,900 23,731
Oriental Land Co. Ltd. .......... 1,000 24,167
ORIX Corp. .................. 1,100 23,177
Panasonic Holdings Corp. ........ 9,600 79,008
Persol Holdings Co. Ltd. ......... 5,100 8,566
Recruit Holdings Co. Ltd. ........ 2,400 146,550
Resona Holdings, Inc. .......... 1,300 8,577
Sankyo Co. Ltd. ............... 200 2,657
Santen Pharmaceutical Co. Ltd. .... 100 1,196
Sekisui House Ltd. ............. 1,900 45,888
SoftBank Corp. ............... 20,900 26,311
SoftBank Group Corp. .......... 800 47,695
Sompo Holdings, Inc. ........... 1,000 21,439
Sony Group Corp. ............. 9,600 168,936
Subaru Corp. ................ 900 16,073
Sumitomo Chemical Co. Ltd. ...... 15,900 42,449
Sumitomo Corp. .............. 4,100 86,495
Sumitomo Electric Industries Ltd. ... 100 1,538
Sumitomo Mitsui Financial Group, Inc. 2,900 61,522
Sumitomo Mitsui Trust Group, Inc. .. 900 19,737
Suntory Beverage & Food Ltd. ..... 200 6,747
Suzuki Motor Corp. ............ 5,100 50,609
T&D Holdings, Inc. ............. 600 9,577
Takeda Pharmaceutical Co. Ltd. .... 4,400 122,765
TDK Corp. .................. 200 2,351
Terumo Corp. ................ 200 3,809
Tokio Marine Holdings, Inc. ....... 1,300 46,821
Tokyo Electron Ltd. ............ 800 117,723
Toyota Motor Corp. ............ 3,800 65,476
Toyota Tsusho Corp. ............ 1,400 23,798
Unicharm Corp. ............... 600 19,347
2,774,230
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 2,000 8,901
Netherlands — 4.3%
Adyen NV
(b) (c) (d)
............... 12 18,332
Aegon Ltd. .................. 760 4,797
Arcadis NV .................. 14 969
Argenx SE
(d)
................. 32 18,869
ASML Holding NV ............. 294 197,901
Euronext NV
(b) (c)
............... 166 18,316
EXOR NV ................... 8 845
Heineken NV ................ 80 6,561
ING Groep NV ................ 5,164 87,635
Koninklijke Philips NV
(d)
.......... 2,524 66,404
NN Group NV ................ 903 44,330
Wolters Kluwer NV ............. 404 67,906
532,865
New Zealand — 0.6%
Meridian Energy Ltd. ........... 1,992 7,074
Xero Ltd.
(d)
.................. 681 66,163
73,237

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway — 1.0%
Aker BP ASA ................. 1,200 $ 25,677
Equinor ASA ................. 3,374 80,174
Kongsberg Gruppen ASA ........ 215 22,444
128,295
Portugal — 0.0%
EDP SA .................... 1,141 4,492
Singapore — 1.9%
DBS Group Holdings Ltd. ........ 1,800 52,191
Singapore Airlines Ltd. .......... 800 3,903
Singapore Telecommunications Ltd. . 41,500 97,908
STMicroelectronics NV .......... 2,244 60,997
United Overseas Bank Ltd. ....... 900 21,878
236,877
Spain — 3.1%
Acciona SA .................. 137 17,581
ACS Actividades de Construccion y
Servicios SA ............... 511 24,505
Banco Bilbao Vizcaya Argentaria SA . 2,844 28,311
Banco Santander SA ........... 19,652 96,008
Iberdrola SA ................. 8,779 130,408
Industria de Diseno Textil SA ...... 1,474 84,040
Repsol SA .................. 500 6,259
387,112
Sweden — 3.1%
AddTech AB , Class B ........... 480 13,364
Alfa Laval AB ................ 850 37,629
Atlas Copco AB , Class A ......... 1,666 27,495
Atlas Copco AB , Class B ......... 864 12,562
Boliden AB .................. 278 8,697
Electrolux AB , Class B
(d)
......... 486 4,079
H & M Hennes & Mauritz AB , Class B 132 1,968
Hexagon AB , Class B ........... 3,895 36,415
Industrivarden AB , Class A ....... 27 931
Investor AB , Class B ............ 2,336 66,118
Skanska AB , Class B ........... 479 9,752
SKF AB , Class B .............. 144 2,731
Svenska Handelsbanken AB , Class A 5,042 52,390
Swedbank AB , Class A .......... 4,920 99,829
Telefonaktiebolaget LM Ericsson , Class
B ...................... 985 8,258
382,218
Switzerland — 6.9%
ABB Ltd. (Registered) ........... 2,798 155,489
Belimo Holding AG (Registered) .... 14 9,274
Clariant AG (Registered)
(d)
........ 67 931
DSM-Firmenich AG ............ 598 70,913
Flughafen Zurich AG (Registered) ... 48 11,316
Givaudan SA (Registered) ........ 16 75,959
Kuehne + Nagel International AG
(Registered) ............... 402 100,355
Logitech International SA (Registered) 630 51,585
Lonza Group AG (Registered) ..... 2 1,231
Novartis AG (Registered) ........ 2,277 247,069
SGS SA (Registered) ........... 250 26,467
Sonova Holding AG (Registered) ... 37 13,540
UBS Group AG (Registered) ...... 259 7,922
Zurich Insurance Group AG ....... 136 80,186
852,237
United Kingdom — 11.1%
AstraZeneca plc .............. 1,456 207,179
Auto Trader Group plc
(b) (c)
........ 3,674 39,670
Security
Shares
Shares Value
United Kingdom (continued)
Aviva plc ................... 1,161 $ 6,804
BAE Systems plc .............. 7,415 119,510
British Land Co. plc (The) ........ 4,478 23,044
Bunzl plc ................... 350 15,409
CK Hutchison Holdings Ltd. ....... 10,500 55,221
Compass Group plc ............ 2,310 75,021
ConvaTec Group plc
(b) (c)
......... 2,865 7,903
Diageo plc .................. 435 13,434
Drax Group plc ............... 2,079 16,746
HSBC Holdings plc ............ 6,221 57,096
IG Group Holdings plc .......... 84 972
Informa plc .................. 6,918 72,271
International Consolidated Airlines
Group SA ................. 1,704 4,641
Intertek Group plc ............. 578 34,698
J Sainsbury plc ............... 8,874 30,551
Johnson Matthey plc ........... 3,275 63,020
Kingfisher plc ................ 533 2,016
London Stock Exchange Group plc .. 272 36,866
Marks & Spencer Group plc ....... 771 3,741
NatWest Group plc ............. 1,013 4,800
RELX plc ................... 1,010 46,318
Rolls-Royce Holdings plc
(d)
....... 4,744 32,735
Sage Group plc (The) ........... 918 11,473
Smiths Group plc .............. 2,746 54,186
Standard Chartered plc .......... 6,144 71,248
Tesco plc ................... 24,916 110,021
Unilever plc .................. 1,153 70,374
Vodafone Group plc ............ 94,150 87,552
1,374,520
United States — 8.2%
Alcon AG ................... 10 919
BP plc ..................... 11,409 55,799
CSL Ltd. .................... 386 72,474
Experian plc ................. 803 39,191
GSK plc .................... 4,429 79,981
Nestle SA (Registered) .......... 1,812 171,221
Roche Holding AG ............. 423 131,089
Sanofi SA ................... 200 21,136
Schneider Electric SE ........... 749 194,028
Shell plc .................... 7,085 236,549
Stellantis NV ................. 1,387 19,005
1,021,392
Total Common Stocks — 97.1%
(Cost: $ 10,114,010 ) .............................. 12,044,881
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Henkel AG & Co. KGaA (Preference) 580 50,224
Total Preferred Securities — 0.4%
(Cost: $ 43,145 ) ................................ 50,224
Total Long-Term Investments — 97 .5%
(Cost: $ 10,157,155 ) .............................. 12,095,105

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.75%
(e) (f)
.... 739,898 $ 739,898
Total Short-Term Securities — 6 .0%
(Cost: $ 739,898 ) ................................ 739,898
Total Investments — 103.5%
(Cost: $ 10,897,053 ) .............................. 12,835,003
Liabilities in Excess of Other Assets — (3.5) % ............ (434,357)
Net Assets — 100.0% .............................. $ 12,400,646
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 345,282 $ 394,616
(a)
$ — $ — $ — $ 739,898 739,898 $ 9,299 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 2 12/20/24 $ 235 $ (870)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 870 $ — $ — $ — $ 870
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,535) $ — $ — $ — $ (1,535)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 6,907 $ — $ — $ — $ 6,907
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 296,738
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 808,295 $ — $ 808,295
Austria .............................................. — 55,120 — 55,120
Belgium ............................................. — 87,289 — 87,289
China ............................................... 29,249 72,792 — 102,041

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Sustainable Advantage International Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Denmark ............................................. $ — $ 394,648 $ — $ 394,648
Finland .............................................. — 184,570 — 184,570
France .............................................. — 1,053,041 — 1,053,041
Germany ............................................ 21,448 1,045,889 — 1,067,337
Hong Kong ........................................... — 196,135 — 196,135
Ireland .............................................. — 9,588 — 9,588
Israel ............................................... — 81,450 — 81,450
Italy ................................................ — 228,991 — 228,991
Japan ............................................... 2,590 2,771,640 — 2,774,230
Macau .............................................. — 8,901 — 8,901
Netherlands ........................................... — 532,865 — 532,865
New Zealand .......................................... — 73,237 — 73,237
Norway .............................................. — 128,295 — 128,295
Portugal ............................................. — 4,492 — 4,492
Singapore ............................................ — 236,877 — 236,877
Spain ............................................... — 387,112 — 387,112
Sweden ............................................. — 382,218 — 382,218
Switzerland ........................................... — 852,237 — 852,237
United Kingdom ........................................ — 1,374,520 — 1,374,520
United States .......................................... — 1,021,392 — 1,021,392
Preferred Securities ....................................... — 50,224 — 50,224
Short-Term Securities
Money Market Funds ...................................... 739,898 — — 739,898
$ 793,185 $ 12,041,818 $ — $ 12,835,003
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (870) $ — $ — $ (870)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
11.20%, 01/10/39
(a) (b)
............... USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 214,891 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.7%
Airbus SE ......................... 14,055 2,143,967
Axon Enterprise, Inc.
(c)
................ 924 391,314
BAE Systems plc .................... 43,794 705,841
Boeing Co. (The)
(c)
................... 955 142,591
Curtiss-Wright Corp. .................. 4,604 1,588,196
Dassault Aviation SA ................. 817 164,963
General Dynamics Corp. ............... 8,601 2,508,138
General Electric Co. .................. 23,532 4,042,327
HEICO Corp. ...................... 908 222,415
Howmet Aerospace, Inc. ............... 14,571 1,453,020
Loar Holdings, Inc.
(c)
.................. 229 19,735
Lockheed Martin Corp. ................ 11,666 6,370,219
Northrop Grumman Corp. .............. 8,596 4,375,536
Rheinmetall AG ..................... 3,262 1,679,395
Rolls-Royce Holdings plc
(c)
............. 241,359 1,665,473
RTX Corp. ........................ 41,282 4,994,709
Safran SA ......................... 7,398 1,674,654
Spirit AeroSystems Holdings, Inc. , Class A
(c)
.. 2,511 81,281
Textron, Inc. ....................... 6,729 541,146
Thales SA ......................... 1,589 256,145
TransDigm Group, Inc. ................ 1,650 2,148,795
37,169,860
Air Freight & Logistics — 0.5%
Deutsche Post AG ................... 8,533 342,766
FedEx Corp. ....................... 12,968 3,551,287
United Parcel Service, Inc. , Class B ....... 56,214 7,536,049
11,430,102
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA 10,704 361,747
Denso Corp. ....................... 90,200 1,281,155
QuantumScape Corp. , Class A
(c)
.......... 7,702 39,666
1,682,568
Automobiles — 1.0%
Ferrari NV ........................ 1,361 649,700
General Motors Co. .................. 6,499 329,889
Honda Motor Co. Ltd. ................. 415,200 4,175,713
Lucid Group, Inc.
(c) (d)
.................. 21,407 47,309
Renault SA ........................ 3,825 175,011
Stellantis NV ....................... 39,014 534,583
Tesla, Inc.
(c)
........................ 51,325 12,823,551
Toyota Motor Corp. .................. 166,100 2,861,969
21,597,725
Banks — 3.8%
ABN AMRO Bank NV , CVA
(b) (e)
........... 75,746 1,251,756
ANZ Group Holdings Ltd. .............. 11,214 228,547
Banco Bilbao Vizcaya Argentaria SA ....... 115,610 1,150,860
Banco de Sabadell SA ................ 72,759 141,908
Banco Santander SA ................. 279,580 1,365,859
Bank of America Corp. ................ 240,181 10,044,369
Bank of Ireland Group plc .............. 11,494 106,529
Banque Cantonale Vaudoise (Registered) ... 2,110 210,256
Security
Shares
Shares Value
Banks (continued)
Barclays plc ....................... 254,363 $ 779,751
BNP Paribas SA .................... 21,210 1,448,516
BOC Hong Kong Holdings Ltd. ........... 213,000 695,388
BOK Financial Corp. .................. 492 52,265
CaixaBank SA ...................... 40,389 246,121
Citigroup, Inc. ...................... 73,338 4,706,099
Citizens Financial Group, Inc. ........... 47,668 2,007,776
Commerzbank AG ................... 49,269 873,817
Commonwealth Bank of Australia ......... 27,559 2,570,549
Credit Agricole SA ................... 18,929 290,146
DBS Group Holdings Ltd. .............. 32,560 944,071
FinecoBank Banca Fineco SpA .......... 23,610 376,914
First Hawaiian, Inc. .................. 2,758 68,233
Hang Seng Bank Ltd. ................. 53,400 653,199
HSBC Holdings plc .................. 341,386 3,133,249
Huntington Bancshares, Inc. ............ 25,416 396,235
ING Groep NV ...................... 28,784 488,476
Intesa Sanpaolo SpA ................. 599,821 2,567,241
JPMorgan Chase & Co. ............... 45,882 10,182,133
KBC Group NV ..................... 6,008 437,630
KeyCorp .......................... 27,626 476,548
Mitsubishi UFJ Financial Group, Inc. ....... 443,800 4,677,760
Mizuho Financial Group, Inc. ............ 139,750 2,902,748
National Australia Bank Ltd. ............. 24,123 611,401
NatWest Group plc ................... 127,353 603,430
Nordea Bank Abp ................... 150,070 1,756,868
NU Holdings Ltd. , Class A
(c)
............. 68,789 1,038,026
Regions Financial Corp. ............... 13,733 327,807
Resona Holdings, Inc. ................ 50,100 330,548
Societe Generale SA ................. 8,844 254,013
Standard Chartered plc ................ 43,427 503,596
Sumitomo Mitsui Financial Group, Inc. ...... 169,800 3,602,229
Sumitomo Mitsui Trust Group, Inc. ........ 105,900 2,322,421
Svenska Handelsbanken AB , Class A ...... 34,639 359,921
Swedbank AB , Class A ................ 53,220 1,079,862
TFS Financial Corp. .................. 1,094 14,058
Toronto-Dominion Bank (The) ........... 19,065 1,053,925
Truist Financial Corp. ................. 12,260 527,793
UniCredit SpA ...................... 40,056 1,772,046
United Overseas Bank Ltd. ............. 15,900 386,514
US Bancorp ....................... 65,413 3,160,102
Webster Financial Corp. ............... 3,215 166,537
Wells Fargo & Co. ................... 72,360 4,697,611
Westpac Banking Corp. ............... 97,931 2,056,728
82,100,385
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(c)
...... 192 55,885
Brown-Forman Corp. , Class A ........... 1,055 45,977
Coca-Cola HBC AG .................. 12,063 422,121
Diageo plc ........................ 34,042 1,051,278
Pernod Ricard SA ................... 3,592 448,169
2,023,430
Biotechnology — 1.0%
AbbVie, Inc. ....................... 16,174 3,297,393
Alnylam Pharmaceuticals, Inc.
(c)
.......... 4,503 1,200,455
Amgen, Inc. ....................... 4,478 1,433,676
Apellis Pharmaceuticals, Inc.
(c)
........... 2,262 61,662
Biogen, Inc.
(c)
...................... 4,765 829,110
BioMarin Pharmaceutical, Inc.
(c)
.......... 8,355 550,511
CSL Ltd. .......................... 21,602 4,055,891
Exact Sciences Corp.
(c)
................ 11,200 772,016
Genmab A/S
(c)
...................... 3,563 797,960
Gilead Sciences, Inc. ................. 32,682 2,902,815
GRAIL, Inc.
(c)
....................... 528 7,165

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.
(c)
........... 5,859 $ 296,290
Incyte Corp.
(c)
...................... 20,015 1,483,512
Natera, Inc.
(c)
....................... 1,849 223,655
Neurocrine Biosciences, Inc.
(c)
........... 3,573 429,725
Regeneron Pharmaceuticals, Inc.
(c)
........ 1,143 958,063
Sarepta Therapeutics, Inc.
(c)
............ 3,694 465,444
Ultragenyx Pharmaceutical, Inc.
(c)
......... 1,952 99,532
United Therapeutics Corp.
(c)
............. 2,683 1,003,361
20,868,236
Broadline Retail — 2.6%
Amazon.com, Inc.
(c)
.................. 247,167 46,071,929
Coupang, Inc. , Class A
(c)
............... 25,036 645,678
eBay, Inc. ......................... 14,284 821,473
Etsy, Inc.
(c)
........................ 7,830 402,775
Kohl's Corp. ....................... 2,392 44,204
MercadoLibre, Inc.
(c)
.................. 1,937 3,946,018
Nordstrom, Inc. ..................... 2,166 48,973
Prosus NV ........................ 32,643 1,375,735
Rakuten Group, Inc.
(c)
................. 22,900 136,680
Wesfarmers Ltd. .................... 53,188 2,339,799
55,833,264
Building Products — 0.9%
Advanced Drainage Systems, Inc.
(d)
....... 11,951 1,791,216
Allegion plc ........................ 1,088 151,917
Assa Abloy AB , Class B ............... 68,277 2,138,623
AZEK Co., Inc. (The) , Class A
(c)
.......... 23,289 1,024,716
Builders FirstSource, Inc.
(c)
............. 11,316 1,939,562
Carlisle Cos., Inc. ................... 1,945 821,237
Cie de Saint-Gobain SA ............... 7,830 710,063
Daikin Industries Ltd. ................. 1,700 204,096
Fortune Brands Innovations, Inc. ......... 17,911 1,492,524
Hayward Holdings, Inc.
(c)
............... 3,087 50,195
Kingspan Group plc .................. 1,676 148,002
Masco Corp. ....................... 25,659 2,050,411
Owens Corning ..................... 5,425 959,086
Trane Technologies plc ................ 11,944 4,421,191
Trex Co., Inc.
(c)
..................... 12,609 893,348
18,796,187
Capital Markets — 2.2%
3i Group plc ....................... 27,177 1,114,467
abrdn plc ......................... 31,728 54,054
Ameriprise Financial, Inc. .............. 2,915 1,487,525
Amundi SA
(b) (e)
...................... 2,815 204,099
Ares Management Corp. , Class A ......... 3,956 663,342
Bank of New York Mellon Corp. (The) ...... 3,667 276,345
Blackstone, Inc. , Class A ............... 15,261 2,560,033
Brookfield Asset Management Ltd. , Class A .. 4,656 247,020
Carlyle Group, Inc. (The) ............... 4,742 237,242
Charles Schwab Corp. (The) ............ 31,578 2,236,670
CME Group, Inc. , Class A .............. 12,943 2,916,834
Coinbase Global, Inc. , Class A
(c)
.......... 3,210 575,393
Daiwa Securities Group, Inc. ............ 55,700 364,405
Deutsche Bank AG (Registered) .......... 90,836 1,543,283
Deutsche Boerse AG ................. 4,584 1,064,764
Euronext NV
(b) (e)
..................... 2,891 318,977
Franklin Resources, Inc. ............... 10,647 221,138
Goldman Sachs Group, Inc. (The) ........ 7,943 4,112,806
Hargreaves Lansdown plc .............. 17,654 247,753
Hong Kong Exchanges & Clearing Ltd. ..... 20,300 812,819
Interactive Brokers Group, Inc. , Class A ..... 1,425 217,427
Intercontinental Exchange, Inc. .......... 30,162 4,701,351
Invesco Ltd. ....................... 10,740 186,232
Japan Exchange Group, Inc. ............ 29,800 349,288
Security
Shares
Shares Value
Capital Markets (continued)
KKR & Co., Inc. ..................... 7,909 $ 1,093,340
London Stock Exchange Group plc ........ 10,115 1,370,946
Macquarie Group Ltd. ................. 13,968 2,114,006
Moody's Corp. ...................... 5,190 2,356,468
Morgan Stanley ..................... 14,283 1,660,399
MSCI, Inc. ........................ 3,337 1,906,094
Nasdaq, Inc. ....................... 15,185 1,122,475
Nomura Holdings, Inc. ................ 143,500 735,854
Partners Group Holding AG ............. 523 719,558
S&P Global, Inc. .................... 8,059 3,871,221
SBI Holdings, Inc. ................... 14,800 324,995
Schroders plc ...................... 67,265 298,040
St James's Place plc ................. 19,183 201,241
State Street Corp. ................... 15,958 1,480,902
UBS Group AG (Registered) ............ 52,972 1,620,307
Virtu Financial, Inc. , Class A ............. 1,758 54,428
XP, Inc. , Class A .................... 8,836 154,277
47,797,818
Chemicals — 0.1%
Air Liquide SA ...................... 7,414 1,329,341
Arkema SA ........................ 2,623 231,144
Asahi Kasei Corp. ................... 23,900 164,879
Ashland, Inc. ....................... 1,082 91,505
Chemours Co. (The) .................. 3,229 58,639
Covestro AG
(b) (c) (e)
.................... 4,104 259,933
Croda International plc ................ 3,304 158,538
Huntsman Corp. .................... 3,539 77,858
NewMarket Corp. .................... 146 76,646
Scotts Miracle-Gro Co. (The) ............ 920 80,021
Sumitomo Chemical Co. Ltd. ............ 120,000 320,369
2,848,873
Commercial Services & Supplies — 0.9%
Brambles Ltd. ...................... 113,697 1,368,914
Cintas Corp. ....................... 22,786 4,689,587
Clean Harbors, Inc.
(c) (d)
................ 1,994 461,132
GFL Environmental, Inc. ............... 8,439 353,052
MSA Safety, Inc. .................... 802 133,092
RB Global, Inc. ..................... 3,966 336,079
Republic Services, Inc. ................ 2,336 462,528
Stericycle, Inc.
(c)
.................... 8,712 535,527
Veralto Corp. ....................... 31,128 3,180,970
Vestis Corp. ....................... 2,847 38,491
Waste Connections, Inc. ............... 9,259 1,636,528
Waste Management, Inc. ............... 24,627 5,315,738
18,511,638
Communications Equipment — 0.8%
Arista Networks, Inc.
(c)
................ 11,261 4,351,701
Cisco Systems, Inc. .................. 129,439 7,089,374
Juniper Networks, Inc. ................ 7,053 274,362
Lumentum Holdings, Inc.
(c)
............. 1,445 92,292
Motorola Solutions, Inc. ............... 12,832 5,766,059
Ubiquiti, Inc. ....................... 90 23,912
17,597,700
Construction & Engineering — 0.8%
AECOM .......................... 36,228 3,869,150
API Group Corp.
(c)
................... 9,575 326,891
Bouygues SA ...................... 5,267 169,290
Comfort Systems USA, Inc. ............. 2,426 948,663
Dycom Industries, Inc.
(c)
............... 2,158 376,204
Eiffage SA ........................ 3,884 361,498
EMCOR Group, Inc. .................. 3,867 1,724,953
Ferrovial SE ....................... 33,625 1,349,466
Fluor Corp.
(c)
....................... 7,060 369,097

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Kajima Corp. ....................... 12,900 $ 222,209
MasTec, Inc.
(c)
...................... 16,206 1,991,555
Obayashi Corp. ..................... 27,400 335,903
Quanta Services, Inc. ................. 10,801 3,257,906
Shimizu Corp. ...................... 61,800 409,420
Skanska AB , Class B ................. 23,787 484,257
Stantec, Inc. ....................... 1,338 108,531
Taisei Corp. ....................... 11,800 496,916
Vinci SA .......................... 8,731 978,053
WillScot Holdings Corp.
(c)
.............. 15,618 517,581
18,297,543
Construction Materials — 0.4%
CRH plc .......................... 25,413 2,425,163
Heidelberg Materials AG ............... 10,155 1,118,463
Holcim AG ........................ 35,151 3,451,854
James Hardie Industries plc , CDI
(c)
........ 44,972 1,434,303
Summit Materials, Inc. , Class A
(c)
......... 4,988 236,481
Vulcan Materials Co. ................. 2,516 689,208
9,355,472
Consumer Finance — 0.2%
Ally Financial, Inc. ................... 5,362 187,938
American Express Co. ................ 12,832 3,465,666
Capital One Financial Corp. ............. 5,435 884,764
Credit Acceptance Corp.
(c)
.............. 135 57,375
Discover Financial Services ............. 5,406 802,413
5,398,156
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc. , Class A ........... 9,050 163,805
Coles Group Ltd. .................... 64,803 747,924
Costco Wholesale Corp. ............... 22,561 19,722,375
Dollar General Corp. ................. 33,950 2,717,358
Dollar Tree, Inc.
(c)
.................... 23,438 1,515,032
Grocery Outlet Holding Corp.
(c)
........... 2,099 30,016
Kroger Co. (The) .................... 98,430 5,489,441
Loblaw Cos. Ltd. .................... 7,138 902,484
Performance Food Group Co.
(c)
.......... 24,257 1,970,881
Seven & i Holdings Co. Ltd. ............. 107,000 1,540,794
Sysco Corp. ....................... 31,744 2,379,213
Target Corp. ....................... 23,151 3,473,576
US Foods Holding Corp.
(c)
.............. 2,612 161,030
Walmart, Inc. ....................... 263,735 21,613,083
Woolworths Group Ltd. ................ 49,419 969,265
63,396,277
Containers & Packaging — 0.1%
Amcor plc ......................... 158,819 1,767,656
Ball Corp. ......................... 5,528 327,534
Silgan Holdings, Inc. .................. 1,795 92,873
Sonoco Products Co. ................. 2,121 111,395
2,299,458
Distributors — 0.1%
Genuine Parts Co. ................... 11,375 1,304,712
Pool Corp. ........................ 740 267,614
1,572,326
Diversified Consumer Services — 0.0%
ADT, Inc. ......................... 6,282 45,230
Grand Canyon Education, Inc.
(c)
.......... 633 86,791
132,021
Diversified REITs — 0.0%
Land Securities Group plc .............. 16,160 125,510
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 72,622 $ 1,636,900
Deutsche Telekom AG (Registered) ....... 121,631 3,677,334
Iridium Communications, Inc. ............ 2,530 74,205
Liberty Global Ltd. , Class A
(c)
............ 3,592 71,158
Nippon Telegraph & Telephone Corp. ...... 1,174,100 1,132,813
Telstra Group Ltd. ................... 212,682 532,433
Verizon Communications, Inc. ........... 96,395 4,061,121
11,185,964
Electric Utilities — 0.6%
Acciona SA ........................ 1,051 134,875
Avangrid, Inc. ...................... 1,536 54,851
Chubu Electric Power Co., Inc. ........... 24,000 275,884
CK Infrastructure Holdings Ltd. ........... 101,000 714,715
CLP Holdings Ltd. ................... 43,000 365,268
Duke Energy Corp. .................. 9,358 1,078,697
Emera, Inc. ........................ 7,034 265,729
Endesa SA ........................ 8,292 178,950
Enel SpA ......................... 191,664 1,453,594
Entergy Corp. ...................... 2,971 459,851
Eversource Energy .................. 5,862 386,013
Exelon Corp. ....................... 17,624 692,623
Iberdrola SA ....................... 138,720 2,060,622
NextEra Energy, Inc. ................. 31,852 2,524,271
Origin Energy Ltd. ................... 37,410 236,210
Pinnacle West Capital Corp. ............ 2,902 254,825
Power Assets Holdings Ltd. ............. 156,000 1,039,158
SSE plc .......................... 29,172 662,887
Terna - Rete Elettrica Nazionale .......... 33,640 291,381
13,130,404
Electrical Equipment — 1.2%
ABB Ltd. (Registered) ................. 110,565 6,144,223
AMETEK, Inc. ...................... 11,486 2,105,843
Eaton Corp. plc ..................... 14,308 4,744,247
Emerson Electric Co. ................. 9,532 1,032,030
GE Vernova, Inc.
(c)
................... 5,856 1,766,521
Generac Holdings, Inc.
(c)
............... 3,280 543,004
Legrand SA ....................... 8,372 944,935
Mitsubishi Electric Corp. ............... 30,300 533,054
Schneider Electric SE ................. 13,229 3,426,956
Siemens Energy AG
(c)
................. 47,302 1,942,839
Vertiv Holdings Co. , Class A ............ 18,739 2,047,985
Vestas Wind Systems A/S
(c)
............. 27,020 514,929
25,746,566
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. , Class A .............. 21,836 1,463,449
Avnet, Inc. ........................ 3,058 165,774
Crane NXT Co. ..................... 1,062 57,635
Flex Ltd.
(c)
......................... 43,047 1,492,439
Hexagon AB , Class B ................. 42,525 397,572
IPG Photonics Corp.
(c)
................ 598 48,414
Keyence Corp. ..................... 2,600 1,173,676
Kyocera Corp. ...................... 15,700 159,225
Murata Manufacturing Co. Ltd. ........... 37,600 656,914
TD SYNNEX Corp. ................... 15,111 1,743,054
TE Connectivity plc .................. 23,651 3,486,630
Vontier Corp. ....................... 3,344 123,995
10,968,777
Energy Equipment & Services — 0.0%
Tenaris SA ........................ 12,943 213,242

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 1.0%
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
........................... 503 $ 37,343
Liberty Media Corp.-Liberty Live , Class A
(c)
... 425 24,115
Liberty Media Corp.-Liberty Live , Class C
(c)
.. 1,006 58,710
Live Nation Entertainment, Inc.
(c)
......... 5,223 611,822
Madison Square Garden Sports Corp.
(c)
..... 403 89,748
Netflix, Inc.
(c)
....................... 11,907 9,002,049
Nintendo Co. Ltd. .................... 28,600 1,510,737
Playtika Holding Corp. ................ 1,524 11,933
ROBLOX Corp. , Class A
(c)
.............. 10,350 535,302
Sea Ltd. , ADR, Class A
(c)
............... 20,045 1,885,232
Spotify Technology SA
(c)
............... 9,198 3,542,150
Walt Disney Co. (The) ................ 29,924 2,878,689
Warner Bros Discovery, Inc.
(c)
............ 121,445 987,348
21,175,178
Financial Services — 2.6%
Adyen NV
(b) (c) (e)
..................... 745 1,138,106
Apollo Global Management, Inc. .......... 2,252 322,622
Berkshire Hathaway, Inc. , Class B
(c)
....... 38,281 17,261,669
Block, Inc. , Class A
(c)
................. 6,445 466,102
Edenred SE ....................... 5,256 169,993
EXOR NV ......................... 4,263 450,255
Fiserv, Inc.
(c)
....................... 18,541 3,669,264
Global Payments, Inc. ................ 8,650 897,091
Groupe Bruxelles Lambert NV ........... 12,752 921,392
Industrivarden AB , Class C ............. 7,683 264,080
Investor AB , Class B .................. 127,407 3,606,136
Jack Henry & Associates, Inc. ........... 1,554 282,719
L E Lundbergforetagen AB , Class B ....... 6,808 337,063
M&G plc .......................... 76,477 191,594
Mastercard, Inc. , Class A ............... 19,899 9,941,341
Nexi SpA
(b) (c) (e)
...................... 31,497 199,086
ORIX Corp. ........................ 45,600 960,787
PayPal Holdings, Inc.
(c)
................ 25,616 2,031,349
UWM Holdings Corp. , Class A ........... 1,951 12,564
Visa, Inc. , Class A ................... 42,998 12,462,970
55,586,183
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG .... 16 188,739
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 7 815,285
Flowers Foods, Inc. .................. 4,050 90,032
Kellanova ......................... 5,667 457,044
Kerry Group plc , Class A ............... 1,829 182,672
Post Holdings, Inc.
(c)
.................. 17,698 1,932,799
Seaboard Corp. ..................... 5 13,830
Tyson Foods, Inc. , Class A ............. 7,994 468,368
4,148,769
Gas Utilities — 0.0%
Snam SpA ........................ 47,547 228,411
UGI Corp. ......................... 20,700 494,937
723,348
Ground Transportation — 0.1%
Avis Budget Group, Inc. ............... 373 30,959
Central Japan Railway Co. ............. 20,700 428,681
East Japan Railway Co. ............... 40,800 819,482
Schneider National, Inc. , Class B ......... 1,017 28,761
Uber Technologies, Inc.
(c)
.............. 5,233 377,038
U-Haul Holding Co.
(c)
................. 167 12,246
Union Pacific Corp. .................. 4,237 983,280
2,680,447
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories .................. 29,729 $ 3,370,377
Alcon AG ......................... 5,254 482,595
Becton Dickinson & Co. ............... 5,099 1,191,076
Boston Scientific Corp.
(c)
............... 54,258 4,558,757
Cochlear Ltd. ...................... 1,294 239,569
Dexcom, Inc.
(c)
...................... 3,053 215,176
Edwards Lifesciences Corp.
(c)
........... 14,021 939,547
Enovis Corp.
(c)
...................... 1,178 48,616
Envista Holdings Corp.
(c)
............... 3,721 78,029
EssilorLuxottica SA .................. 6,569 1,540,811
Hologic, Inc.
(c)
...................... 11,839 957,420
Hoya Corp. ........................ 1,300 173,932
IDEXX Laboratories, Inc.
(c)
.............. 1,647 670,197
Intuitive Surgical, Inc.
(c)
................ 1,043 525,505
Medtronic plc ...................... 36,444 3,252,627
QuidelOrtho Corp.
(c)
.................. 1,167 44,404
ResMed, Inc. ...................... 4,709 1,141,791
Stryker Corp. ...................... 10,087 3,593,796
Terumo Corp. ...................... 9,500 180,931
23,205,156
Health Care Providers & Services — 1.7%
Amedisys, Inc.
(c)
.................... 694 65,653
Cardinal Health, Inc. .................. 5,743 623,230
Cencora, Inc. ...................... 6,563 1,496,889
Centene Corp.
(c)
.................... 28,474 1,772,791
Chemed Corp. ...................... 234 126,416
Cigna Group (The) ................... 10,897 3,430,485
CVS Health Corp. ................... 20,396 1,151,558
Elevance Health, Inc. ................. 5,029 2,040,567
Encompass Health Corp. .............. 1,593 158,440
HCA Healthcare, Inc. ................. 15,927 5,713,652
Humana, Inc. ...................... 3,304 851,870
McKesson Corp. .................... 3,282 1,642,937
Molina Healthcare, Inc.
(c)
............... 2,614 839,669
Premier, Inc. , Class A ................. 2,256 45,459
R1 RCM, Inc.
(c)
..................... 3,397 48,441
Tenet Healthcare Corp.
(c)
............... 12,617 1,955,887
UnitedHealth Group, Inc. ............... 25,440 14,360,880
Universal Health Services, Inc. , Class B .... 6,523 1,332,714
37,657,538
Health Care REITs — 0.1%
Medical Properties Trust, Inc. ............ 12,854 59,514
Ventas, Inc. ....................... 18,719 1,225,907
1,285,421
Health Care Technology — 0.0%
(c)
Certara, Inc. ....................... 2,605 26,571
Veeva Systems, Inc. , Class A ............ 3,644 760,977
787,548
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. ............. 4,497 62,463
Hotels, Restaurants & Leisure — 0.3%
Aristocrat Leisure Ltd. ................. 7,254 291,899
Booking Holdings, Inc. ................ 325 1,519,781
Carnival Corp.
(c)
..................... 93,612 2,059,464
Chipotle Mexican Grill, Inc.
(c)
............ 8,144 454,191
DoorDash, Inc. , Class A
(c)
.............. 3,109 487,180
DraftKings, Inc. , Class A
(c)
.............. 7,734 273,165
Evolution AB
(b) (e)
..................... 2,021 191,079
Galaxy Entertainment Group Ltd. ......... 46,000 204,727
Light & Wonder, Inc. , Class A
(c)
........... 2,253 211,286
Marriott Vacations Worldwide Corp. ........ 754 58,081
Penn Entertainment, Inc.
(c)
.............. 3,263 64,444

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co. .................. 1,452 $ 69,420
Wendy's Co. (The) ................... 3,736 71,395
5,956,112
Household Durables — 0.8%
Barratt Redrow plc ................... 63,317 364,806
Berkeley Group Holdings plc ............ 7,381 421,196
DR Horton, Inc. ..................... 17,503 2,958,007
Installed Building Products, Inc. .......... 580 125,802
Leggett & Platt, Inc. .................. 2,880 34,560
Lennar Corp. , Class A ................. 15,850 2,699,255
Lennar Corp. , Class B ................ 243 38,958
Newell Brands, Inc. .................. 8,983 79,050
NVR, Inc.
(c)
........................ 56 512,557
Panasonic Holdings Corp. .............. 93,600 770,332
Persimmon plc ..................... 7,491 141,964
PulteGroup, Inc. .................... 14,296 1,851,761
Sony Group Corp. ................... 247,000 4,346,587
Taylor Morrison Home Corp.
(c)
........... 6,729 460,936
Taylor Wimpey plc ................... 237,023 448,135
Toll Brothers, Inc. .................... 7,261 1,063,301
TopBuild Corp.
(c)
.................... 775 273,870
16,591,077
Household Products — 0.1%
Henkel AG & Co. KGaA ............... 4,610 359,542
Reckitt Benckiser Group plc ............. 12,773 774,862
Reynolds Consumer Products, Inc. ........ 1,178 31,747
Spectrum Brands Holdings, Inc. .......... 588 52,696
1,218,847
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 79,389 1,309,125
Brookfield Renewable Corp. ............ 2,926 89,477
Brookfield Renewable Corp. , Class A ...... 4,055 124,153
Clearway Energy, Inc. , Class A ........... 687 18,302
Clearway Energy, Inc. , Class C .......... 1,622 46,032
RWE AG ......................... 13,917 451,044
Vistra Corp. ....................... 6,040 754,759
2,792,892
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............. 82,500 433,878
Hikari Tsushin, Inc. ................... 2,000 403,665
Hitachi Ltd. ........................ 74,000 1,859,240
Keppel Ltd. ........................ 140,900 678,357
Siemens AG (Registered) .............. 22,432 4,364,142
Swire Pacific Ltd. , Class A .............. 33,000 276,397
8,015,679
Industrial REITs — 0.1%
Goodman Group .................... 31,219 745,494
Nippon Prologis REIT, Inc. .............. 14 22,524
Prologis, Inc. ....................... 6,456 729,141
Segro plc ......................... 25,857 261,993
1,759,152
Insurance — 2.7%
Ageas SA ......................... 20,587 1,074,402
AIA Group Ltd. ..................... 267,800 2,113,563
Allianz SE (Registered) ................ 9,005 2,834,822
Allstate Corp. (The) .................. 9,582 1,787,235
Aon plc , Class A .................... 2,106 772,628
Arch Capital Group Ltd.
(c)
.............. 18,003 1,774,376
Arthur J Gallagher & Co. ............... 522 146,786
Assured Guaranty Ltd. ................ 1,126 93,976
AXA SA .......................... 32,526 1,221,263
Security
Shares
Shares Value
Insurance (continued)
Axis Capital Holdings Ltd. .............. 12,780 $ 1,000,163
Brighthouse Financial, Inc.
(c)
............ 1,337 63,240
Brown & Brown, Inc. .................. 8,613 901,264
Cincinnati Financial Corp. .............. 4,815 678,097
CNA Financial Corp. .................. 476 22,805
Dai-ichi Life Holdings, Inc. .............. 15,200 378,941
Fairfax Financial Holdings Ltd. ........... 152 188,888
Generali .......................... 9,787 271,356
Globe Life, Inc. ..................... 12,900 1,362,240
Great-West Lifeco, Inc. ................ 4,823 161,835
Hanover Insurance Group, Inc. (The) ...... 773 114,659
Hartford Financial Services Group, Inc. (The) . 12,671 1,399,385
Intact Financial Corp. ................. 2,225 424,913
Kemper Corp. ...................... 1,312 81,698
Marsh & McLennan Cos., Inc. ........... 22,927 5,003,589
MetLife, Inc. ....................... 15,845 1,242,565
MS&AD Insurance Group Holdings, Inc. .... 40,000 884,773
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 4,437 2,268,994
NN Group NV ...................... 57,424 2,819,076
Power Corp. of Canada ............... 17,860 564,527
Principal Financial Group, Inc. ........... 19,860 1,636,464
Progressive Corp. (The) ............... 24,927 6,053,024
Prudential plc ...................... 43,090 358,718
QBE Insurance Group Ltd. ............. 88,145 995,168
Reinsurance Group of America, Inc. ....... 16,355 3,452,213
RLI Corp. ......................... 897 139,905
Sompo Holdings, Inc. ................. 17,400 373,040
Swiss Re AG ....................... 11,440 1,460,743
Tokio Marine Holdings, Inc. ............. 59,200 2,132,157
Travelers Cos., Inc. (The) .............. 20,856 5,129,325
Unum Group ....................... 26,041 1,671,311
White Mountains Insurance Group Ltd. ..... 54 97,046
WR Berkley Corp. ................... 17,007 972,290
Zurich Insurance Group AG ............. 5,129 3,024,085
59,147,548
Interactive Media & Services — 3.7%
Alphabet, Inc. , Class A ................ 158,504 27,121,620
Alphabet, Inc. , Class C ................ 124,931 21,574,334
Auto Trader Group plc
(b) (e)
.............. 15,459 166,918
LY Corp. .......................... 73,100 199,401
Meta Platforms, Inc. , Class A ............ 55,058 31,249,820
Pinterest, Inc. , Class A
(c)
............... 20,961 666,350
Snap, Inc. , Class A
(c)
.................. 23,408 284,641
TripAdvisor, Inc.
(c)
.................... 2,337 37,486
ZoomInfo Technologies, Inc.
(c)
........... 6,758 74,676
81,375,246
IT Services — 0.8%
Accenture plc , Class A ................ 12,020 4,144,736
Bechtle AG ........................ 4,418 150,850
Capgemini SE ...................... 2,296 398,312
Cloudflare, Inc. , Class A
(c)
.............. 13,437 1,178,559
DXC Technology Co.
(c)
................ 3,873 76,918
Fujitsu Ltd. ........................ 50,300 967,060
Gartner, Inc.
(c)
...................... 1,492 749,730
Globant SA
(c)
....................... 1,781 373,814
GoDaddy, Inc. , Class A
(c)
............... 8,366 1,395,449
International Business Machines Corp. ..... 3,590 742,125
NEC Corp. ........................ 5,200 442,470
Nomura Research Institute Ltd. .......... 18,100 541,433
Obic Co. Ltd. ....................... 26,000 849,613
Otsuka Corp. ...................... 37,400 839,385
SCSK Corp. ....................... 17,500 326,545
TIS, Inc. .......................... 9,300 231,909

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc.
(c)
..................... 17,359 $ 3,069,766
Wix.com Ltd.
(c)
...................... 3,703 618,845
17,097,519
Leisure Products — 0.0%
YETI Holdings, Inc.
(c)
................. 1,845 64,963
Life Sciences Tools & Services — 0.7%
10X Genomics, Inc. , Class A
(c)
........... 2,254 36,132
Agilent Technologies, Inc. .............. 7,872 1,025,800
Azenta, Inc.
(c)
...................... 1,148 47,171
Danaher Corp. ..................... 5,271 1,294,874
Eurofins Scientific SE ................. 3,330 164,242
Fortrea Holdings, Inc.
(c)
................ 1,937 32,580
Illumina, Inc.
(c)
...................... 5,562 801,707
IQVIA Holdings, Inc.
(c)
................. 6,623 1,363,146
Lonza Group AG (Registered) ........... 1,948 1,198,659
Medpace Holdings, Inc.
(c)
.............. 621 195,131
Mettler-Toledo International, Inc.
(c)
......... 2,236 2,888,353
QIAGEN NV
(c)
...................... 3,990 167,979
Sartorius Stedim Biotech ............... 989 198,396
Sotera Health Co.
(c)
.................. 3,262 51,116
Thermo Fisher Scientific, Inc. ............ 10,607 5,794,816
West Pharmaceutical Services, Inc. ....... 2,342 721,172
15,981,274
Machinery — 1.2%
Alstom SA
(c)
....................... 9,354 205,755
Atlas Copco AB , Class A ............... 91,300 1,506,762
Atlas Copco AB , Class B ............... 9,882 143,681
Caterpillar, Inc. ..................... 9,516 3,579,919
Deere & Co. ....................... 3,824 1,547,535
Dover Corp. ....................... 884 167,368
Esab Corp. ........................ 1,225 150,724
FANUC Corp. ...................... 7,800 206,944
Gates Industrial Corp. plc
(c)
............. 4,438 85,875
GEA Group AG ..................... 4,440 218,696
Graco, Inc. ........................ 3,229 263,002
IDEX Corp. ........................ 912 195,752
Illinois Tool Works, Inc. ................ 4,926 1,286,326
ITT, Inc. .......................... 8,144 1,141,137
Komatsu Ltd. ...................... 55,500 1,436,634
Kubota Corp. ...................... 60,800 776,847
Mitsubishi Heavy Industries Ltd. .......... 18,100 255,517
Oshkosh Corp. ..................... 2,495 255,089
Otis Worldwide Corp. ................. 4,649 456,532
PACCAR, Inc. ...................... 3,857 402,208
Parker-Hannifin Corp. ................. 5,193 3,292,726
Pentair plc ........................ 5,124 507,891
Schindler Holding AG ................. 2,095 609,704
Techtronic Industries Co. Ltd. ............ 30,500 441,196
Toyota Industries Corp. ................ 4,100 284,220
Trelleborg AB , Class B ................ 8,223 273,539
Volvo AB , Class B ................... 85,571 2,228,854
Westinghouse Air Brake Technologies Corp. .. 6,275 1,179,574
Xylem, Inc. ........................ 16,324 1,987,937
25,087,944
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B .......... 298 471,366
Kawasaki Kisen Kaisha Ltd. ............. 14,800 204,448
Mitsui OSK Lines Ltd. ................. 12,000 408,546
Nippon Yusen KK .................... 35,700 1,195,216
2,279,576
Security
Shares
Shares Value
Media — 0.3%
Charter Communications, Inc. , Class A
(c)
.... 1,447 $ 474,052
Comcast Corp. , Class A ............... 79,445 3,469,363
Informa plc ........................ 53,512 559,032
Liberty Broadband Corp. , Class A
(c)
........ 358 28,722
News Corp. , Class B ................. 2,462 71,496
Paramount Global , Class A ............. 173 3,787
Paramount Global , Class B ............. 65,989 721,920
Publicis Groupe SA .................. 3,902 414,718
Sirius XM Holdings, Inc. ............... 4,827 128,688
Vivendi SE ........................ 25,669 274,287
WPP plc .......................... 13,380 140,636
6,286,701
Metals & Mining — 1.2%
Agnico Eagle Mines Ltd. ............... 3,428 295,886
Anglo American plc .................. 27,549 854,031
Antofagasta plc ..................... 12,120 270,719
ArcelorMittal SA ..................... 30,321 749,969
Barrick Gold Corp. ................... 16,699 322,742
BHP Group Ltd. ..................... 140,138 3,893,395
Carpenter Technology Corp. ............ 1,200 179,400
Endeavour Mining plc ................. 66,189 1,465,585
Endeavour Mining plc ................. 21,627 484,965
Fortescue Ltd. ...................... 28,280 354,146
Franco-Nevada Corp. ................. 5,872 779,447
Freeport-McMoRan, Inc. ............... 66,419 2,990,183
Glencore plc ....................... 246,847 1,294,624
JFE Holdings, Inc. ................... 41,400 498,430
MP Materials Corp. , Class A
(c)
........... 2,836 51,020
Newmont Corp. ..................... 95,198 4,325,797
Nippon Steel Corp. ................... 67,000 1,340,629
Northern Star Resources Ltd. ............ 34,116 395,895
Nucor Corp. ....................... 23,679 3,358,629
Rio Tinto Ltd. ...................... 1,928 151,382
Rio Tinto plc ....................... 14,660 947,447
South32 Ltd. ....................... 139,203 333,831
Southern Copper Corp. ................ 1,877 205,625
Steel Dynamics, Inc. .................. 5,599 730,670
United States Steel Corp. .............. 4,825 187,451
Wheaton Precious Metals Corp. .......... 3,104 204,986
26,666,884
Multi-Utilities — 0.2%
Centrica plc ....................... 95,180 144,082
CMS Energy Corp. ................... 6,365 443,068
E.ON SE ......................... 155,329 2,096,177
Engie SA ......................... 11,338 190,042
National Grid plc .................... 98,370 1,235,148
NiSource, Inc. ...................... 8,203 288,417
Veolia Environnement SA .............. 22,574 716,718
5,113,652
Office REITs — 0.0%
Cousins Properties, Inc. ............... 3,280 100,466
Dexus
(f)
.......................... 23,356 109,615
Gecina SA ........................ 1,657 177,081
Highwoods Properties, Inc. ............. 2,259 75,767
462,929
Oil, Gas & Consumable Fuels — 1.0%
BP plc ........................... 300,200 1,468,224
Cheniere Energy, Inc. ................. 7,374 1,411,236
Chevron Corp. ...................... 28,747 4,278,129
Eni SpA .......................... 56,546 861,376
Equinor ASA ....................... 24,366 578,990
Exxon Mobil Corp. ................... 36,053 4,210,269
Hess Corp. ........................ 6,039 812,125

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp. ................... 12,109 $ 335,419
Marathon Petroleum Corp. ............. 2,802 407,607
Matador Resources Co. ............... 939 48,931
New Fortress Energy, Inc. , Class A ........ 1,314 11,051
Repsol SA ........................ 16,670 208,681
Shell plc .......................... 121,155 4,045,041
Suncor Energy, Inc. .................. 8,996 339,591
Targa Resources Corp. ................ 4,750 793,060
TotalEnergies SE .................... 42,288 2,653,813
22,463,543
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(c)
................ 3,812 182,633
Delta Air Lines, Inc. .................. 3,918 224,188
Deutsche Lufthansa AG (Registered) ...... 63,458 440,961
Japan Airlines Co. Ltd. ................ 10,500 168,400
Qantas Airways Ltd.
(c)
................. 36,935 195,552
United Airlines Holdings, Inc.
(c)
........... 12,415 971,598
2,183,332
Personal Care Products — 0.2%
Haleon plc ........................ 83,811 402,801
L'Oreal SA ........................ 6,145 2,305,423
Unilever plc ........................ 44,033 2,686,102
5,394,326
Pharmaceuticals — 2.8%
Astellas Pharma, Inc. ................. 30,300 354,762
AstraZeneca plc .................... 26,966 3,837,089
Bristol-Myers Squibb Co. ............... 41,714 2,326,390
Catalent, Inc.
(c)
..................... 3,920 229,712
Daiichi Sankyo Co. Ltd. ................ 29,100 947,154
Elanco Animal Health, Inc.
(c)
............. 21,197 267,930
Eli Lilly & Co. ...................... 13,917 11,547,492
GSK plc .......................... 67,995 1,227,893
Ipsen SA ......................... 1,672 203,829
Johnson & Johnson .................. 30,642 4,898,430
Merck & Co., Inc. .................... 44,886 4,592,736
Merck KGaA ....................... 1,575 260,387
Novartis AG (Registered) .............. 34,322 3,724,153
Novo Nordisk A/S , Class B ............. 84,330 9,458,875
Ono Pharmaceutical Co. Ltd. ............ 10,200 127,400
Otsuka Holdings Co. Ltd. .............. 11,700 706,806
Perrigo Co. plc ..................... 2,935 75,224
Pfizer, Inc. ........................ 136,645 3,867,054
Roche Holding AG ................... 12,588 3,923,475
Royalty Pharma plc , Class A ............ 8,475 228,825
Sanofi SA ......................... 21,718 2,295,154
Takeda Pharmaceutical Co. Ltd. .......... 71,100 1,983,776
Viatris, Inc. ........................ 59,856 694,330
Zoetis, Inc. , Class A .................. 18,936 3,385,378
61,164,254
Professional Services — 1.0%
Amentum Holdings, Inc.
(c)
.............. 2,700 80,298
Automatic Data Processing, Inc. .......... 7,497 2,168,432
Booz Allen Hamilton Holding Corp. ........ 3,885 705,749
Broadridge Financial Solutions, Inc. ....... 1,411 297,523
Bureau Veritas SA ................... 10,722 340,048
CACI International, Inc. , Class A
(c)
......... 2,798 1,546,063
Computershare Ltd. .................. 6,527 112,835
Concentrix Corp. .................... 1,018 43,275
Equifax, Inc. ....................... 2,858 757,427
Experian plc ....................... 43,644 2,130,081
Genpact Ltd. ....................... 3,804 145,199
Leidos Holdings, Inc. ................. 12,045 2,206,162
ManpowerGroup, Inc. ................. 1,021 64,170
Security
Shares
Shares Value
Professional Services (continued)
Paycor HCM, Inc.
(c)
.................. 1,572 $ 23,721
Recruit Holdings Co. Ltd. .............. 55,000 3,358,439
RELX plc ......................... 24,252 1,112,190
SS&C Technologies Holdings, Inc. ........ 11,504 804,475
Thomson Reuters Corp. ............... 2,131 348,818
TransUnion ........................ 6,952 704,238
Verisk Analytics, Inc. .................. 8,884 2,440,612
Wolters Kluwer NV ................... 9,023 1,516,619
20,906,374
Real Estate Management & Development — 0.2%
CBRE Group, Inc. , Class A
(c)
............ 12,081 1,582,249
CK Asset Holdings Ltd. ................ 128,500 525,304
Daiwa House Industry Co. Ltd. ........... 24,300 724,836
Henderson Land Development Co. Ltd. ..... 76,000 243,708
Hongkong Land Holdings Ltd. ........... 58,900 252,539
Howard Hughes Holdings, Inc.
(c)
.......... 671 51,023
Seaport Entertainment Group, Inc.
(c)
....... 161 4,371
Vonovia SE ........................ 4,620 151,470
Wharf Real Estate Investment Co. Ltd. ..... 48,000 144,316
Zillow Group, Inc. , Class A
(c)
............ 1,019 59,153
3,738,969
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 6,999 1,551,049
Camden Property Trust ................ 5,827 674,708
2,225,757
Retail REITs — 0.1%
Scentre Group ...................... 77,352 177,342
Simon Property Group, Inc. ............. 8,175 1,382,556
1,559,898
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.
(c)
.......... 38,922 5,607,493
Advantest Corp. ..................... 7,900 457,407
Analog Devices, Inc. .................. 930 207,492
Applied Materials, Inc. ................ 19,848 3,604,000
ARM Holdings plc , ADR
(c)
.............. 14,377 2,031,470
ASM International NV ................. 407 227,312
ASML Holding NV ................... 9,336 6,284,357
BE Semiconductor Industries NV ......... 2,330 248,019
Broadcom, Inc. ..................... 93,429 15,861,441
Cirrus Logic, Inc.
(c)
................... 1,396 153,309
Disco Corp. ........................ 2,500 711,337
First Solar, Inc.
(c)
.................... 2,962 576,050
Infineon Technologies AG .............. 8,841 279,593
Intel Corp. ........................ 126,911 2,731,125
KLA Corp. ......................... 4,526 3,015,357
Lam Research Corp. ................. 62,950 4,680,333
Marvell Technology, Inc. ............... 14,948 1,197,484
Micron Technology, Inc. ................ 43,964 4,381,013
Monolithic Power Systems, Inc. .......... 586 444,950
NVIDIA Corp. ...................... 518,367 68,818,403
QUALCOMM, Inc. ................... 25,873 4,211,348
Renesas Electronics Corp. ............. 27,100 363,095
STMicroelectronics NV ................ 40,167 1,091,837
Teradyne, Inc. ...................... 2,069 219,748
Texas Instruments, Inc. ................ 12,269 2,492,570
Tokyo Electron Ltd. .................. 22,100 3,252,083
Wolfspeed, Inc.
(c)
.................... 2,696 35,884
133,184,510
Software — 6.0%
Adobe, Inc.
(c)
....................... 11,376 5,438,638
ANSYS, Inc.
(c)
...................... 1,886 604,293
AppLovin Corp. , Class A
(c)
.............. 2,378 402,809

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Atlassian Corp. , Class A
(c)
.............. 5,795 $ 1,092,589
Autodesk, Inc.
(c)
..................... 879 249,460
CCC Intelligent Solutions Holdings, Inc.
(c)
.... 9,791 101,924
Check Point Software Technologies Ltd.
(c)
... 6,479 1,122,228
Constellation Software, Inc. ............. 238 717,759
Crowdstrike Holdings, Inc. , Class A
(c)
....... 8,581 2,547,441
CyberArk Software Ltd.
(c)
............... 2,458 679,686
Dassault Systemes SE ................ 19,548 669,034
Datadog, Inc. , Class A
(c)
............... 9,062 1,136,737
DocuSign, Inc.
(c)
.................... 2,637 182,955
Dolby Laboratories, Inc. , Class A ......... 1,266 92,291
DoubleVerify Holdings, Inc.
(c)
............ 3,138 53,503
Dynatrace, Inc.
(c)
.................... 15,065 810,497
Elastic NV
(c)
....................... 2,724 218,547
Five9, Inc.
(c)
....................... 1,587 46,864
Fortinet, Inc.
(c)
...................... 38,412 3,021,488
HashiCorp, Inc. , Class A
(c)
.............. 3,055 103,442
HubSpot, Inc.
(c)
..................... 1,952 1,082,950
Intuit, Inc. ......................... 5,665 3,457,350
Manhattan Associates, Inc.
(c)
............ 6,316 1,663,382
Microsoft Corp. ..................... 172,091 69,929,178
MicroStrategy, Inc. , Class A
(c)
............ 3,385 827,633
Monday.com Ltd.
(c)
................... 597 175,440
nCino, Inc.
(c)
....................... 1,787 66,655
Nemetschek SE ..................... 1,545 166,477
Nice Ltd.
(c)
........................ 603 104,777
Nutanix, Inc. , Class A
(c)
................ 15,952 990,619
Oracle Corp. ....................... 36,399 6,109,208
Oracle Corp. Japan .................. 3,100 296,556
Palantir Technologies, Inc. , Class A
(c)
....... 47,391 1,969,570
Palo Alto Networks, Inc.
(c)
.............. 6,362 2,292,419
Pegasystems, Inc. ................... 882 70,066
RingCentral, Inc. , Class A
(c)
............. 1,779 64,062
Sage Group plc (The) ................. 14,841 185,479
Salesforce, Inc. ..................... 18,586 5,415,403
SAP SE .......................... 14,720 3,436,901
ServiceNow, Inc.
(c)
................... 6,285 5,863,842
Smartsheet, Inc. , Class A
(c)
............. 18,735 1,057,029
Synopsys, Inc.
(c)
.................... 3,278 1,683,614
Temenos AG (Registered) .............. 3,880 268,749
Teradata Corp.
(c)
.................... 2,102 67,747
Tyler Technologies, Inc.
(c)
.............. 589 356,693
Workday, Inc. , Class A
(c)
............... 5,483 1,282,200
Xero Ltd.
(c)
........................ 11,183 1,086,491
Zscaler, Inc.
(c)
...................... 5,640 1,019,656
130,282,331
Specialized REITs — 0.2%
American Tower Corp. ................ 6,402 1,367,083
CubeSmart ........................ 3,146 150,504
Digital Realty Trust, Inc. ............... 4,384 781,360
EPR Properties ..................... 1,618 73,409
Equinix, Inc. ....................... 1,150 1,044,292
Iron Mountain, Inc. ................... 1,674 207,124
Public Storage ...................... 563 185,261
Rayonier, Inc. ...................... 3,199 99,905
3,908,938
Specialty Retail — 1.7%
Abercrombie & Fitch Co. , Class A
(c)
........ 7,662 1,009,775
Advance Auto Parts, Inc. ............... 1,289 46,004
AutoNation, Inc.
(c)
.................... 5,658 879,649
Avolta AG ......................... 7,380 293,418
Best Buy Co., Inc. ................... 13,374 1,209,411
Burlington Stores, Inc.
(c)
............... 11,224 2,780,970
Carvana Co. , Class A
(c)
................ 4,679 1,157,164
Security
Shares
Shares Value
Specialty Retail (continued)
Dick's Sporting Goods, Inc. ............. 1,659 $ 324,749
Fast Retailing Co. Ltd. ................ 2,000 639,443
Gap, Inc. (The) ..................... 84,774 1,760,756
H & M Hennes & Mauritz AB , Class B ...... 12,733 189,815
Home Depot, Inc. (The) ............... 18,965 7,467,469
Industria de Diseno Textil SA ............ 6,540 372,876
Lowe's Cos., Inc. .................... 18,243 4,776,565
Ross Stores, Inc. .................... 31,452 4,394,473
TJX Cos., Inc. (The) .................. 68,507 7,743,346
Tractor Supply Co. ................... 2,252 597,929
Ulta Beauty, Inc.
(c)
................... 635 234,302
Zalando SE
(b) (c) (e)
.................... 7,180 217,358
36,095,472
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ........................ 326,595 73,781,077
Canon, Inc. ........................ 69,900 2,273,497
Dell Technologies, Inc. , Class C .......... 4,613 570,305
HP, Inc. .......................... 9,460 336,019
Logitech International SA (Registered) ...... 2,264 185,380
NetApp, Inc. ....................... 8,855 1,021,070
Seagate Technology Holdings plc ......... 1,943 195,019
78,362,367
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG ........................ 1,059 253,621
Capri Holdings Ltd.
(c)
................. 2,483 49,014
Carter's, Inc. ....................... 769 42,064
Columbia Sportswear Co. .............. 719 57,858
Deckers Outdoor Corp.
(c)
............... 3,751 603,498
Hermes International SCA .............. 259 588,643
LVMH Moet Hennessy Louis Vuitton SE ..... 3,104 2,066,397
Moncler SpA ....................... 5,180 287,788
NIKE, Inc. , Class B .................. 25,235 1,946,376
Under Armour, Inc. , Class A
(c)
............ 4,086 34,935
Under Armour, Inc. , Class C
(c)
........... 4,192 33,117
5,963,311
Tobacco — 0.7%
Altria Group, Inc. .................... 91,780 4,998,339
British American Tobacco plc ............ 12,156 425,084
Imperial Brands plc .................. 6,255 188,764
Japan Tobacco, Inc. .................. 64,200 1,792,300
Philip Morris International, Inc. ........... 57,507 7,631,179
15,035,666
Trading Companies & Distributors — 1.2%
AerCap Holdings NV ................. 11,068 1,035,411
Ashtead Group plc ................... 17,651 1,320,430
Beacon Roofing Supply, Inc.
(c)
........... 4,783 440,371
Brenntag SE ....................... 6,110 398,574
Bunzl plc ......................... 4,065 178,960
Fastenal Co. ....................... 6,189 483,856
Ferguson Enterprises, Inc. .............. 22,688 4,463,637
Herc Holdings, Inc. ................... 1,743 364,531
ITOCHU Corp. ..................... 33,900 1,676,959
Marubeni Corp. ..................... 81,600 1,219,857
Mitsubishi Corp. ..................... 48,400 885,433
Mitsui & Co. Ltd. .................... 38,000 774,731
MSC Industrial Direct Co., Inc. , Class A ..... 994 78,596
Sumitomo Corp. .................... 116,600 2,459,842
Toyota Tsusho Corp. .................. 12,600 214,184
United Rentals, Inc. .................. 3,744 3,043,123
Watsco, Inc. ....................... 2,060 974,401
WESCO International, Inc. .............. 6,979 1,339,759

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 4,091 $ 4,537,860
25,890,515
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
.................... 966 214,085
Water Utilities — 0.0%
Severn Trent plc .................... 10,850 358,942
United Utilities Group plc ............... 26,318 347,330
706,272
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 17,000 530,050
SoftBank Corp. ..................... 780,800 982,952
T-Mobile US, Inc. .................... 10,466 2,335,592
3,848,594
Total Common Stocks — 68 .0%
(Cost: $ 1,083,498,645 ) ............................ 1,476,418,062
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. .......... USD 190 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
......... 1,004 753
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
............... 843 1,400
Total Rights — 0.0%
(Cost: $ 1,563 ) .................................. 2,153
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. ( Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(c)
..... 1,587 $ 45,150
Total Warrants — 0.0%
(Cost: $ 7,855 ) .................................. 45,150
Total Long-Term Investments — 68.0%
(Cost: $ 1,083,722,954 ) ............................ 1,476,465,365
Short-Term Securities
Money Market Funds — 3.4%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(l)
................... 12,295 12,303
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.75% .................... 73,924,791 73,924,791
Total Money Market Funds — 3 .4%
(Cost: $ 73,937,089 ) ............................... 73,937,094
Par (000)
Pa r (000)
U.S. Treasury Obligations — 16.3%
U.S. Treasury Bills
(m)
5.30% , 11/05/24 .................. USD 44,793 44,769,321
4.77% , 11/12/24 .................. 26,672 26,633,582
4.72% , 11/19/24 .................. 76,032 75,855,766
4.66% , 12/03/24 .................. 75,000 74,694,989
4.62% , 12/24/24 .................. 66,157 65,710,819
4.51% , 02/25/25 .................. 65,628 64,691,528
Total U.S. Treasury Obligations — 16 .3%
(Cost: $ 352,383,016 ) .............................. 352,356,005
Total Short-Term Securities — 19.7%
(Cost: $ 426,320,105 ) .............................. 426,293,099
Total Investments — 87 .7%
(Cost: $ 1,510,043,059 ) ............................ 1,902,758,464
Other Assets Less Liabilities — 12.3% ................... 267,433,759
Net Assets — 100.0% ...............................
$ 2,170,192,223
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,004,427 $ — $ (989,216)
(a)
$ (2,937) $ 29 $ 12,303 12,295 $ 18,175
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 110,930,805 — (37,006,014)
(a)
— — 73,924,791 73,924,791 2,800,078 —
$ (2,937) $ 29 $ 73,937,094 $ 2,818,253 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index .................................................... 157 11/15/24 $ 3,742 $ (77,900)
MSCI Singapore Index ...................................................... 241 11/28/24 6,155 (203,380)
Euro-Bund .............................................................. 5,247 12/06/24 752,239 (6,901,842)
TOPIX Index ............................................................. 342 12/12/24 59,597 1,996,517
Australia 10-Year Bond ...................................................... 869 12/16/24 63,963 (218,939)
S&P/TSX 60 Index ......................................................... 596 12/19/24 123,904 2,686,575
U.S. Treasury Ultra Bond ..................................................... 628 12/19/24 78,814 (4,878,750)
DAX Index .............................................................. 285 12/20/24 148,521 2,042,687
FTSE/MIB Index ........................................................... 2,120 12/20/24 392,753 2,729,059
Mini-DAX Index ........................................................... 58 12/20/24 6,045 (117,512)
MSCI EAFE Index ......................................................... 252 12/20/24 29,613 (1,034,679)
S&P 500 E-Mini Index ....................................................... 152 12/20/24 43,613 397,674
WIG20 Index ............................................................. 1,372 12/20/24 15,265 (667,054)
Long Gilt ................................................................ 6,306 12/27/24 764,665 (34,086,835)
U.S. Treasury 2-Year Note .................................................... 60 12/31/24 12,358 (13,204)
U.S. Treasury 5-Year Note .................................................... 36 12/31/24 3,861 (9,610)
(38,357,193)
Short Contracts
CAC 40 Index ............................................................ 2,964 11/15/24 237,877 6,726,623
IBEX 35 Index ............................................................ 307 11/15/24 38,953 611,568
IFSC NIFTY 50 Index ....................................................... 1,819 11/28/24 88,486 1,015,635
TOPIX Index ............................................................. 420 12/12/24 73,190 1,408,264
Japan 10-Year Bond ........................................................ 537 12/13/24 509,609 962,694
Canada 10-Year Bond ....................................................... 4,895 12/18/24 428,873 7,787,852
FTSE/JSE Top 40 Index ..................................................... 2,164 12/19/24 96,110 (1,836,516)
SPI 200 Index ............................................................ 210 12/19/24 28,044 475,894
U.S. Treasury 10-Year Note ................................................... 10,203 12/19/24 1,127,113 18,254,184
U.S. Treasury Ultra Bond ..................................................... 1,933 12/19/24 242,592 15,200,939
FTSE 100 Index ........................................................... 121 12/20/24 12,695 363,406
MSCI EAFE Index ......................................................... 3,188 12/20/24 374,622 12,813,936
S&P 500 E-Mini Index ....................................................... 948 12/20/24 272,005 4,114,932
SET50 Index ............................................................. 17,755 12/27/24 98,539 (1,641,124)
66,258,287
$ 27,901,094
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 3,186,000 USD 3,699,416 UBS AG 12/18/24 $ 8,758
EUR 8,834,000 USD 9,585,472 HSBC Bank plc 12/18/24 42,301
MXN 23,080,000 USD 1,140,952 Toronto Dominion Bank 12/18/24 3,583
USD 3,235,862 AUD 4,871,000 HSBC Bank plc 12/18/24 28,843
USD 1,654,555 AUD 2,490,000 JPMorgan Chase Bank NA 12/18/24 15,163
USD 642,499 BRL 3,674,000 Bank of America NA 12/18/24 10,251
USD 15,051,614 CAD 20,515,000 Morgan Stanley & Co. International plc 12/18/24 295,164
USD 954,673 CHF 801,000 Morgan Stanley & Co. International plc 12/18/24 22,392
USD 9,416,579 EUR 8,497,000 Banco Santander SA 12/18/24 156,085
USD 10,416,827 EUR 9,422,000 Commonwealth Bank of Australia 12/18/24 148,218
USD 112,455,466 EUR 102,877,000 State Street Bank and Trust Co. 12/18/24 334,501
USD 2,174,553 GBP 1,670,000 Morgan Stanley & Co. International plc 12/18/24 21,361
USD 16,810,620 JPY 2,346,207,000 Morgan Stanley & Co. International plc 12/18/24 1,275,901
USD 88,806 KRW 118,426,000 JPMorgan Chase Bank NA 12/18/24 2,517
USD 1,442,101 PLN 5,634,000 Morgan Stanley & Co. International plc 12/18/24 36,752
USD 2,225,145 SEK 23,017,000 Goldman Sachs International 12/18/24 59,611

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,531,787 SEK 15,844,000 HSBC Bank plc 12/18/24 $ 41,118
USD 1,737,242 SGD 2,253,000 Westpac Banking Corp. 12/18/24 27,586
2,530,105
AUD 26,889,000 USD 18,081,325 Bank of New York Mellon 12/18/24 (377,872)
AUD 250,527,686 USD 166,470,637 JPMorgan Chase Bank NA 12/18/24 (1,525,664)
CAD 9,490,000 USD 7,035,596 Bank of Montreal 12/18/24 (209,434)
CAD 65,552,869 USD 48,290,545 Bank of New York Mellon 12/18/24 (1,138,329)
CHF 1,898,000 USD 2,262,069 Bank of New York Mellon 12/18/24 (52,994)
CHF 2,786,000 USD 3,274,820 JPMorgan Chase Bank NA 12/18/24 (32,205)
CLP 37,166,234,000 USD 39,368,925 Toronto Dominion Bank 12/18/24 (723,326)
EUR 6,637,000 USD 7,295,948 Bank of New York Mellon 12/18/24 (62,583)
EUR 5,322,000 USD 5,883,913 Citibank NA 12/18/24 (83,706)
EUR 6,871,000 USD 7,667,383 Commonwealth Bank of Australia 12/18/24 (178,993)
EUR 2,896,000 USD 3,171,063 HSBC Bank plc 12/18/24 (14,845)
EUR 7,878,000 USD 8,739,514 JPMorgan Chase Bank NA 12/18/24 (153,640)
EUR 96,239,759 USD 106,403,640 UBS AG 12/18/24 (1,516,301)
GBP 5,903,000 USD 7,686,114 HSBC Bank plc 12/18/24 (75,160)
GBP 2,719,000 USD 3,537,698 JPMorgan Chase Bank NA 12/18/24 (31,992)
JPY 481,061,000 USD 3,431,023 JPMorgan Chase Bank NA 12/18/24 (245,819)
NOK 9,622,000 USD 885,011 Morgan Stanley & Co. International plc 12/18/24 (10,101)
NZD 811,000 USD 496,156 HSBC Bank plc 12/18/24 (11,218)
SGD 921,000 USD 710,082 BNP Paribas SA 12/18/24 (11,195)
THB 16,585,000 USD 494,670 HSBC Bank plc 12/18/24 (1,677)
USD 86,219 INR 7,270,000 HSBC Bank plc 12/18/24 (89)
USD 5,791,453 MXN 117,125,000 Citibank NA 12/18/24 (16,766)
USD 8,032,611 THB 271,838,000 HSBC Bank plc 12/18/24 (47,837)
USD 320,289 ZAR 5,791,000 Morgan Stanley & Co. International plc 12/18/24 (6,913)
(6,528,659)
$ (3,998,554)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 BB- USD 29,785 $ 2,216,086 $ 2,109,271 $ 106,815
Markit CDX North American
Investment Grade Index
Series 43.V1 ....... 1 .00 Quarterly 12/20/29 BB- USD 172 3,844 3,831 13
$ 2,219,930 $ 2,113,102 $ 106,828
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. STIBOR Quarterly 1.96% Annual 03/19/25
(a)
03/19/30 SEK 3,109,000 $ (3,626,920) $ 1,032,145 $ (4,659,065)
3-mo. STIBOR Quarterly 1.99% Annual 03/19/25
(a)
03/19/30 SEK 169,000 (175,663) 15,824 (191,487)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. STIBOR Quarterly 2.00% Annual 03/19/25
(a)
03/19/30 SEK 413,000 $ (412,985) $ (310,713) $ (102,272)
1-day THOR Quarterly 2.03% Quarterly 03/19/25
(a)
03/19/30 THB 542,000 (37,706) — (37,706)
1-day THOR Quarterly 2.03% Quarterly 03/19/25
(a)
03/19/30 THB 8,075,000 (580,977) — (580,977)
3-mo. STIBOR Quarterly 2.04% Annual 03/19/25
(a)
03/19/30 SEK 630,000 (516,717) 22,062 (538,779)
3-mo. STIBOR Quarterly 2.05% Annual 03/19/25
(a)
03/19/30 SEK 739,000 (551,031) (116,737) (434,294)
1-day THOR Quarterly 2.06% Quarterly 03/19/25
(a)
03/19/30 THB 1,988,000 (43,720) — (43,720)
1-day THOR Quarterly 2.06% Quarterly 03/19/25
(a)
03/19/30 THB 1,296,000 (41,196) — (41,196)
1-day THOR Quarterly 2.08% Quarterly 03/19/25
(a)
03/19/30 THB 2,416,000 7,721 — 7,721
3-mo. STIBOR Quarterly 2.10% Annual 03/19/25
(a)
03/19/30 SEK 384,000 (215,289) 12,949 (228,238)
3-mo. STIBOR Quarterly 2.11% Annual 03/19/25
(a)
03/19/30 SEK 464,000 (232,045) (261,804) 29,759
1-day THOR Quarterly 2.12% Quarterly 03/19/25
(a)
03/19/30 THB 565,000 27,896 — 27,896
6-mo. EURIBOR Semi-Annual 2.18% Annual 03/19/25
(a)
03/19/30 EUR 4,000 (25,008) (17,171) (7,837)
1-day THOR Quarterly 2.18% Quarterly 03/19/25
(a)
03/19/30 THB 655,000 87,333 — 87,333
6-mo. EURIBOR Semi-Annual 2.20% Annual 03/19/25
(a)
03/19/30 EUR 11,000 (62,370) 2,202 (64,572)
6-mo. EURIBOR Semi-Annual 2.20% Annual 03/19/25
(a)
03/19/30 EUR 29,000 (160,879) (4,155) (156,724)
3-mo. STIBOR Quarterly 2.20% Annual 03/19/25
(a)
03/19/30 SEK 235,000 10,106 10,106 —
1-day THOR Quarterly 2.21% Quarterly 03/19/25
(a)
03/19/30 THB 1,635,000 295,787 — 295,787
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 913,000 (4,001,113) 1,569,256 (5,570,369)
1-day THOR Quarterly 2.22% Quarterly 03/19/25
(a)
03/19/30 THB 740,000 147,334 — 147,334
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 18,000 (77,973) 40,090 (118,063)
1-day SORA Semi-Annual 2.29% Semi-Annual 03/19/25
(a)
03/19/30 SGD 21,000 (177,100) — (177,100)
1-day SORA Semi-Annual 2.29% Semi-Annual 03/19/25
(a)
03/19/30 SGD 29,000 (246,192) — (246,192)
3-mo. STIBOR Quarterly 2.30% Annual 03/19/25
(a)
03/19/30 SEK 1,050,000 345,068 351,359 (6,291)
6-mo. EURIBOR Semi-Annual 2.32% Annual 03/19/25
(a)
03/19/30 EUR 52,000 19,572 1,991 17,581
6-mo. EURIBOR Semi-Annual 2.33% Annual 03/19/25
(a)
03/19/30 EUR 163,000 175,174 73,778 101,396
1-day SORA Semi-Annual 2.34% Semi-Annual 03/19/25
(a)
03/19/30 SGD 22,000 (144,390) — (144,390)
6-mo. EURIBOR Semi-Annual 2.35% Annual 03/19/25
(a)
03/19/30 EUR 78,000 29,817 29,817 —
1-day SORA Semi-Annual 2.55% Semi-Annual 03/19/25
(a)
03/19/30 SGD 70,000 45,590 — 45,590
1-day SORA Semi-Annual 2.56% Semi-Annual 03/19/25
(a)
03/19/30 SGD 27,000 27,986 — 27,986
1-day
REPO_CORRA Semi-Annual 2.61% Semi-Annual 03/19/25
(a)
03/19/30 CAD 42,000 (291,436) (2,953) (288,483)
1-day SORA Semi-Annual 2.64% Semi-Annual 03/19/25
(a)
03/19/30 SGD 29,000 113,848 — 113,848
1-day
REPO_CORRA Semi-Annual 2.71% Semi-Annual 03/19/25
(a)
03/19/30 CAD 29,000 (106,876) 5,586 (112,462)
1-day
REPO_CORRA Semi-Annual 2.75% Semi-Annual 03/19/25
(a)
03/19/30 CAD 30,000 (66,195) (3,674) (62,521)
6-mo. PRIBOR Semi-Annual 3.33% Annual 03/19/25
(a)
03/19/30 CZK 586,000 (282,130) — (282,130)
6-mo. PRIBOR Semi-Annual 3.37% Annual 03/19/25
(a)
03/19/30 CZK 1,000 (387) — (387)
6-mo. PRIBOR Semi-Annual 3.38% Annual 03/19/25
(a)
03/19/30 CZK 926,000 (350,065) — (350,065)
6-mo. PRIBOR Semi-Annual 3.61% Annual 03/19/25
(a)
03/19/30 CZK 502,000 35,175 — 35,175
3-mo. JIBAR Quarterly 7.91% Quarterly 03/19/25
(a)
03/19/30 ZAR 390,000 (68,039) — (68,039)
3-mo. JIBAR Quarterly 7.95% Quarterly 03/19/25
(a)
03/19/30 ZAR 520,000 (43,372) — (43,372)
6.11% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 400,500 32,396 — 32,396
6.11% Semi-Annual 1-day MIBOR Semi-Annual 03/19/25
(a)
03/19/30 INR 1,270,500 98,506 — 98,506
0.47% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 17,000 (79,164) (2,628) (76,536)
0.61% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 105,000 (1,316,803) (318,445) (998,358)
0.50% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 19,000 (116,014) (36,369) (79,645)
0.54% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 15,000 (129,853) 12,103 (141,956)
0.44% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 17,000 (52,968) 10,864 (63,832)
3.44% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 6,000 74,443 908 73,535
3.46% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 22,000 246,443 401 246,042
3.45% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 21,000 244,615 (45,728) 290,343
3.44% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 86,000 1,047,822 (2,640) 1,050,462
3.50% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 29,000 276,960 (1,701) 278,661
3.50% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 220,000 2,120,718 (36,035) 2,156,753
3.45% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 71,000 836,539 (23,914) 860,453
3.77% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 26,000 315,383 (243,281) 558,664
3.65% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 26,000 483,789 3,760 480,029
3.61% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 17,000 357,615 (85,018) 442,633
3.77% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 16,000 190,474 (35,837) 226,311

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.96% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 97,000 $ 14,152 $ 14,152 $ —
1.76% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 313,000 37,584 — 37,584
1.70% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 144,000 77,286 — 77,286
1.83% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 114,000 (39,085) — (39,085)
1.71% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 325,000 148,639 — 148,639
1.72% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 247,000 89,199 — 89,199
1.74% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/30 CNY 329,000 83,021 — 83,021
2.86% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 30,105,000 69,672 — 69,672
2.84% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 28,239,000 93,022 — 93,022
2.90% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 49,905,000 56,482 — 56,482
2.87% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 44,914,000 90,287 — 90,287
2.93% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 41,291,000 3,486 — 3,486
3.33% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 168,000 (2,198) — (2,198)
3.34% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 134,987 (11,763) — (11,763)
2.84% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 195,000 542,918 — 542,918
3.31% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 191,000 13,552 — 13,552
2.99% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 155,000 295,561 — 295,561
3.33% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 108,014 (2,336) — (2,336)
3.22% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 486,000 278,828 — 278,828
3.17% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 94,021 82,331 — 82,331
3.19% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 72,979 55,590 — 55,590
3.19% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 171,000 135,126 — 135,126
1.73% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 2,389,000 875,650 — 875,650
3.73% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 30,000 488,765 — 488,765
3.69% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 37,000 648,113 — 648,113
3.71% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 37,000 620,068 — 620,068
3.81% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 22,000 305,835 — 305,835
3.99% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 28,000 242,314 — 242,314
3.72% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 30,000 495,324 — 495,324
3.98% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 122,000 1,098,475 — 1,098,475
4.20% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 37,000 97,996 — 97,996
4.20% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 20,000 51,221 — 51,221
3.69% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 43,000 746,945 — 746,945
4.26% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 33,000 2,973 2,973 —
3.80% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 22,000 312,890 — 312,890
3.61% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 264,698 5,207,642 — 5,207,642
4.26% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 7,000 52,124 — 52,124
4.55% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 68,000 292,702 — 292,702
4.32% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 78,000 531,965 — 531,965
4.23% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 31,000 237,852 — 237,852
4.37% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 77,000 484,621 — 484,621
4.89% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 95,000 72,946 — 72,946
4.28% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 81,000 580,134 — 580,134
$ 9,019,443 $ 1,663,523 $ 7,355,920
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 12.13% At Termination Bank of America NA 01/02/29 BRL 41,000 $ (183,161) $ — $ (183,161)
1-day
BZDIOVER At Termination 12.39% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 118,000 (321,684) — (321,684)
$ (504,845) $ — $ (504,845)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures
November 2024 ........ TWD 6,810,266,050 Citibank NA 11/20/24 TWD 6,810,266 $ (1,128,285) $ — $ (1,128,285)
Taiwan Capitalization Weighted
Stock Index Futures
November 2024 ........ TWD 383,314,606 Merrill Lynch International & Co. 11/20/24 TWD 383,315 (241,517) — (241,517)
KOSPI 200 Index Futures
December 2024 ........ KRW (92,765,785,250) Merrill Lynch International & Co. 12/12/24 KRW 92,765,785 (113,561) — (113,561)
KOSPI 200 Index Futures
December 2024 ........ KRW (14,445,195,500) Merrill Lynch International & Co. 12/12/24 KRW 14,445,196 212,823 — 212,823
BOVESPA Index Futures
December 2024 ........ BRL (342,942,115) Merrill Lynch International & Co. 12/18/24 BRL 342,942 427,261 — 427,261
Mexican Bolsa Index Futures
December 2024 ........ MXN 468,581,608 Merrill Lynch International & Co. 12/20/24 MXN 468,582 (1,038,260) — (1,038,260)
Swiss Market Index Futures
December 2024 ........ CHF 4,873,575 HSBC Bank plc 12/20/24 CHF 4,874 (179,232) — (179,232)
Swiss Market Index Futures
December 2024 ........ CHF 9,017,881 HSBC Bank plc 12/20/24 CHF 9,018 (333,623) — (333,623)
Swiss Market Index Futures
December 2024 ........ CHF 13,874,976 HSBC Bank plc 12/20/24 CHF 13,875 (220,550) — (220,550)
$ (2,614,944) $ — $ (2,614,944)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... At Termination
1-day SOFR plus
1.05%
At
Termination Citibank NA 01/25/25 USD 338,218 $ 6,112,387 $ — $ 6,112,387
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 552,353 (2,405,993) — (2,405,993)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 40,815 (108,264) — (108,264)
1-day SOFR plus 0.63% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/06/25 USD 54,720 (757,302) — (757,302)
$ 2,840,828 $ — $ 2,840,828

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .61
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 3 .84
1-day SARON ........................................ Swiss Average Rate Overnight 0 .95
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .85
1-day SONIA ......................................... Sterling Overnight Index Average 4 .95
1-day SORA ......................................... Singapore Overnight Rate Average 3 .16
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .24
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 3 .84
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .43
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .31
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .02
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .85
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .67
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .64
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .86
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .74
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 5,325,428 $ (1,548,803) $ 23,435,188 $ (15,972,440)
OTC Swaps ................................................................... — — 6,752,471 (7,031,432)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 37,382,770 $ — $ 42,205,669 $ — $ 79,588,439
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,530,105 — — 2,530,105
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 106,828 — — 23,328,360 — 23,435,188
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 6,752,471 — — — 6,752,471
$ — $ 106,828 $ 44,135,241 $ 2,530,105 $ 65,534,029 $ — $ 112,306,203
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 5,578,165 $ — $ 46,109,180 $ — $ 51,687,345
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 6,528,659 — — 6,528,659
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 15,972,440 — 15,972,440
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 6,526,587 — 504,845 — 7,031,432
$ — $ — $ 12,104,752 $ 6,528,659 $ 62,586,465 $ — $ 81,219,876

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (58,763,073) $ — $ (32,795,435) $ — $ (91,558,508)
Forward foreign currency exchange contracts .... — — — (3,090,290) — — (3,090,290)
Swaps .............................. — 935,934 (7,000,031) — (44,411,202) — (50,475,299)
$ — $ 935,934 $ (65,763,104) $ (3,090,290) $ (77,206,637) $ — $ (145,124,097)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 14,878,951 $ — $ (12,979,033) $ — $ 1,899,918
Forward foreign currency exchange contracts .... — — — 2,742,965 — — 2,742,965
Swaps .............................. — 182,066 (3,048,625) — 25,346,438 — 22,479,879
$ — $ 182,066 $ 11,830,326 $ 2,742,965 $ 12,367,405 $ — $ 27,122,762
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,643,675,220
Average notional value of contracts — short ................................................................................. $ 3,788,441,770
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 171,438,210
Average amounts sold — in USD ........................................................................................ $ 452,910,242
Credit default swaps
Average notional value — sell protection ................................................................................... $ 29,956,879
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 2,019,173,477
Average notional value — receives fixed rate ................................................................................ $ 2,557,164,591
Total return swaps
Average notional value ............................................................................................... $ 1,300,405,494
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 16,898,430 $ 11,918,515
Forward f oreign currency exchange contracts ................................................................. 2,530,105 6,528,659
Swaps — centrally cleared .............................................................................. 1,985,947 —
Swaps — OTC
(a)
..................................................................................... 6,752,471 7,031,432
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 28,166,953 $ 25,478,606
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(18,884,377) (11,918,515)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,282,576 $ 13,560,091
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Banco Santander SA .............................. $ 156,085 $ — $ — $ — $ 156,085
Bank of America NA .............................. 10,251 (10,251) — — —
Citibank NA .................................... 6,112,387 (1,228,757) — — 4,883,630
Commonwealth Bank of Australia ..................... 148,218 (148,218) — — —
Goldman Sachs International ........................ 59,611 — — — 59,611
HSBC Bank plc .................................. 112,262 (112,262) — — —
JPMorgan Chase Bank NA .......................... 17,680 (17,680) — — —
Merrill Lynch International & Co. ...................... 640,084 (640,084) — — —
Morgan Stanley & Co. International plc .................. 1,651,570 (774,316) — — 877,254
State Street Bank and Trust Co. ...................... 334,501 — — — 334,501
Toronto Dominion Bank ............................ 3,583 (3,583) — — —
UBS AG ...................................... 8,758 (8,758) — — —
Westpac Banking Corp. ............................ 27,586 — — — 27,586
$ 9,282,576 $ (2,943,909) $ — $ — $ 6,338,667
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 183,161 $ (10,251) $ — $ (172,910) $ —
Bank of Montreal ................................ 209,434 — — — 209,434
Bank of New York Mellon ........................... 1,631,778 — — — 1,631,778
BNP Paribas SA ................................. 11,195 — — — 11,195
Citibank NA .................................... 1,228,757 (1,228,757) — — —
Commonwealth Bank of Australia ..................... 178,993 (148,218) — — 30,775
HSBC Bank plc .................................. 884,231 (112,262) — — 771,969
JPMorgan Chase Bank NA .......................... 2,419,268 (17,680) — (430,000) 1,971,588
Merrill Lynch International & Co. ...................... 3,799,331 (640,084) — (3,159,247) —
Morgan Stanley & Co. International plc .................. 774,316 (774,316) — — —
Toronto Dominion Bank ............................ 723,326 (3,583) — (470,000) 249,743
UBS AG ...................................... 1,516,301 (8,758) — — 1,507,543
$ 13,560,091 $ (2,943,909) $ — $ (4,232,157) $ 6,384,025
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 28,879,422 8,290,438 — 37,169,860
Air Freight & Logistics .................................... 11,087,336 342,766 — 11,430,102

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ 39,666 $ 1,642,902 $ — $ 1,682,568
Automobiles .......................................... 13,200,749 8,396,976 — 21,597,725
Banks ............................................... 38,919,517 43,180,868 — 82,100,385
Beverages ........................................... 101,862 1,921,568 — 2,023,430
Biotechnology ......................................... 16,014,385 4,853,851 — 20,868,236
Broadline Retail ........................................ 53,356,785 2,476,479 — 55,833,264
Building Products ....................................... 15,595,403 3,200,784 — 18,796,187
Capital Markets ........................................ 34,338,962 13,458,856 — 47,797,818
Chemicals ............................................ 384,669 2,464,204 — 2,848,873
Commercial Services & Supplies ............................. 17,142,724 1,368,914 — 18,511,638
Communications Equipment ................................ 17,597,700 — — 17,597,700
Construction & Engineering ................................ 13,490,531 4,807,012 — 18,297,543
Construction Materials .................................... 3,350,852 6,004,620 — 9,355,472
Consumer Finance ...................................... 5,398,156 — — 5,398,156
Consumer Staples Distribution & Retail ........................ 60,138,294 3,257,983 — 63,396,277
Containers & Packaging .................................. 2,299,458 — — 2,299,458
Distributors ........................................... 1,572,326 — — 1,572,326
Diversified Consumer Services .............................. 132,021 — — 132,021
Diversified REITs ....................................... — 125,510 — 125,510
Diversified Telecommunication Services ........................ 5,843,384 5,342,580 — 11,185,964
Electric Utilities ........................................ 5,716,860 7,413,544 — 13,130,404
Electrical Equipment ..................................... 12,239,630 13,506,936 — 25,746,566
Electronic Equipment, Instruments & Components ................. 8,581,390 2,387,387 — 10,968,777
Energy Equipment & Services .............................. — 213,242 — 213,242
Entertainment ......................................... 19,664,441 1,510,737 — 21,175,178
Financial Services ...................................... 47,347,691 8,238,492 — 55,586,183
Food Products ......................................... 2,962,073 1,186,696 — 4,148,769
Gas Utilities ........................................... 494,937 228,411 — 723,348
Ground Transportation ................................... 1,432,284 1,248,163 — 2,680,447
Health Care Equipment & Supplies ........................... 20,587,318 2,617,838 — 23,205,156
Health Care Providers & Services ............................ 37,657,538 — — 37,657,538
Health Care REITs ...................................... 1,285,421 — — 1,285,421
Health Care Technology .................................. 787,548 — — 787,548
Hotel & Resort REITs .................................... 62,463 — — 62,463
Hotels, Restaurants & Leisure .............................. 5,268,407 687,705 — 5,956,112
Household Durables ..................................... 10,098,057 6,493,020 — 16,591,077
Household Products ..................................... 443,985 774,862 — 1,218,847
Independent Power and Renewable Electricity Producers ............ 2,341,848 451,044 — 2,792,892
Industrial Conglomerates .................................. — 8,015,679 — 8,015,679
Industrial REITs ........................................ 729,141 1,030,011 — 1,759,152
Insurance ............................................ 36,936,447 22,211,101 — 59,147,548
Interactive Media & Services ............................... 81,008,927 366,319 — 81,375,246
IT Services ........................................... 12,349,942 4,747,577 — 17,097,519
Leisure Products ....................................... 64,963 — — 64,963
Life Sciences Tools & Services .............................. 14,419,977 1,561,297 — 15,981,274
Machinery ............................................ 16,499,595 8,588,349 — 25,087,944
Marine Transportation .................................... — 2,279,576 — 2,279,576
Media ............................................... 4,898,028 1,388,673 — 6,286,701
Metals & Mining ........................................ 15,097,421 11,569,463 — 26,666,884
Multi-Utilities .......................................... 731,485 4,382,167 — 5,113,652
Office REITs .......................................... 176,233 286,696 — 462,929
Oil, Gas & Consumable Fuels ............................... 12,647,418 9,816,125 — 22,463,543
Passenger Airlines ...................................... 1,378,419 804,913 — 2,183,332
Personal Care Products .................................. — 5,394,326 — 5,394,326
Pharmaceuticals ....................................... 32,113,501 29,050,753 — 61,164,254
Professional Services .................................... 12,336,162 8,570,212 — 20,906,374
Real Estate Management & Development ....................... 1,696,796 2,042,173 — 3,738,969
Residential REITs ....................................... 2,225,757 — — 2,225,757
Retail REITs .......................................... 1,382,556 177,342 — 1,559,898
Semiconductors & Semiconductor Equipment .................... 120,269,470 12,915,040 — 133,184,510
Software ............................................. 124,067,867 6,214,464 — 130,282,331
Specialized REITs ...................................... 3,908,938 — — 3,908,938
Specialty Retail ........................................ 34,382,562 1,712,910 — 36,095,472
Technology Hardware, Storage & Peripherals .................... 75,903,490 2,458,877 — 78,362,367
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Tactical Opportunities Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ 2,766,862 $ 3,196,449 $ — $ 5,963,311
Tobacco ............................................. 12,629,518 2,406,148 — 15,035,666
Trading Companies & Distributors ............................ 16,761,545 9,128,970 — 25,890,515
Transportation Infrastructure ............................... — 214,085 — 214,085
Water Utilities ......................................... — 706,272 — 706,272
Wireless Telecommunication Services ......................... 2,335,592 1,513,002 — 3,848,594
Other Interests .......................................... — — — —
Rights ................................................ — — 2,153 2,153
Warrants .............................................. 45,150 — — 45,150
Short-Term Securities
Money Market Funds ...................................... 73,937,094 — — 73,937,094
U.S. Treasury Obligations ................................... — 352,356,005 — 352,356,005
$ 1,229,556,949 $ 673,199,362 $ 2,153 $ 1,902,758,464
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 106,828 $ — $ 106,828
Equity contracts ........................................... 20,013,117 24,122,124 — 44,135,241
Foreign currency exchange contracts ............................ — 2,530,105 — 2,530,105
Interest rate contracts ....................................... 42,205,669 23,328,360 — 65,534,029
Liabilities
Equity contracts ........................................... (1,034,679) (11,070,073) — (12,104,752)
Foreign currency exchange contracts ............................ — (6,528,659) — (6,528,659)
Interest rate contracts ....................................... (46,109,180) (16,477,285) — (62,586,465)
$ 15,074,927 $ 16,011,400 $ — $ 31,086,327
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

October 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 54,596,499 $ 11,039,006 $ 12,501,258
Investments, at value — affiliated
(c)
............................................................ 3,492,432 311,455 131,788
Cash ............................................................................... — 333 32
Cash pledged:
Futures contracts ...................................................................... — 13,000 5,000
Foreign currency, at value
(d)
................................................................. 127,639 91,208 30,603
Receivables: – – –
Investment s sold ...................................................................... 1,011 51,584 176,863
Securities lending income — affiliated ........................................................ — 4 11
Swaps   ............................................................................ 63,425 — —
Capital shares sold ..................................................................... — 21 —
Dividends — unaffiliated ................................................................. 63,903 21,518 17,107
Dividends — affiliated ................................................................... 10,881 1,208 416
From the Manager ..................................................................... 40 18,831 11,834
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 4,208 — —
Prepaid e xpenses ....................................................................... 31,883 40,122 34,993
Other assets ........................................................................... 28 — —
Total a ssets ...........................................................................
58,391,949 11,588,290 12,909,905
LIABILITIES
Collateral on securities loaned ............................................................... — 14,942 —
Payables: – – –
Investments purchased .................................................................. — 116,716 203,442
Accounting services fees ................................................................. 18,235 20,714 14,845
Administration fees ..................................................................... 3,006 — —
Capital shares redeemed ................................................................. — 13 —
Custodian fees ........................................................................ 18,851 30,027 44,532
Deferred foreign capital gain tax ............................................................ 25,208 31,342 217
Interest expense ...................................................................... 53 10 11
Investment advisory fees ................................................................. 17,457 — —
Trustees' and Officer's fees ............................................................... — 80 —
Other affiliate fees ..................................................................... — 7 —
Printing and postage fees ................................................................ 20,624 34,413 16,694
Professional fees ...................................................................... 47,771 83,749 89,215
Registration fees ...................................................................... — 666 603
Service fees ......................................................................... 32 43 51
Transfer agent fees .................................................................... 1,383 157 1,200
Other accrued expenses ................................................................. 3,014 7,553 4,235
Variation margin on futures contracts ......................................................... — 2,242 2,658
Total li abilities ..........................................................................
155,634 342,674 377,703
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 58,236,315 $ 11,245,616 $ 12,532,202
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 57,888,571 $ 12,127,875 $ 10,074,681
Accumulated earnings (loss) ................................................................ 347,744 (882,259) 2,457,521
NET ASSETS ..........................................................................
$ 58,236,315 $ 11,245,616 $ 12,532,202
(a)
  Investments, at cost — unaffiliated ..................................................... $ 55,024,474 $ 10,052,646 $ 10,666,944
(b)
  Securities loaned, at value .......................................................... $ — $ 12,505 $ —
(c)
  Investments, at cost — affiliated ....................................................... $ 3,474,212 $ 311,455 $ 131,788
(d)
  Foreign currency, at cost ........................................................... $ 127,631 $ 91,290 $ 31,625

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 52,128,736 $ 249,831 $ 127,431
Shares outstanding ...................................................................
4,460,551 27,335 10,268
Net asset value .....................................................................
$ 11.69 $ 9.14 $ 12.41
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................................
$ 165,773 $ 201,516 $ 239,318
Shares outstanding ...................................................................
14,208 22,057 19,319
Net asset value .....................................................................
$ 11.67 $ 9.14 $ 12.39
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 5,941,806 $ 10,794,269 $ 12,165,453
Shares outstanding ...................................................................
508,309 1,180,736 980,000
Net asset value .....................................................................
$ 11.69 $ 9.14 $ 12.41
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 12,095,105 $ 1,828,821,370
Investments, at value — affiliated
(c)
........................................................................... 739,898 73,937,094
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 19,842,360
Futures contracts ..................................................................................... 21,000 221,897,730
Centrally cleared swaps ................................................................................. — 68,096,000
Foreign currency, at value
(d)
................................................................................ 8,278 33,102,861
Receivables: – –
Investment s sold ..................................................................................... 198,248 457,870
Securities lending income — affiliated ....................................................................... — 373
Swaps   ........................................................................................... — 972,804
Capital shares sold .................................................................................... 4,869 2,355,408
Dividends — unaffiliated ................................................................................ 70,985 1,887,287
Dividends — affiliated .................................................................................. 1,441 918,695
Interest — unaffiliated .................................................................................. — 1,774
From the Manager .................................................................................... 15,271 —
Variation margin on futures contracts ........................................................................ — 16,898,430
Variation margin on centrally cleared swaps ................................................................... — 1,985,947
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 2,530,105
OTC swaps ......................................................................................... — 6,752,471
Prepaid e xpenses ...................................................................................... 40,177 100,966
Total a ssets ..........................................................................................
13,195,272 2,280,559,545
LIABILITIES
Bank overdraft ......................................................................................... — 5,755
Cash received:
Collateral — OTC derivatives ............................................................................. — 320,000
Collateral on securities loaned .............................................................................. — 14,332
Payables: – –
Investments purchased ................................................................................. 603,900 77,450,388
Swaps   ........................................................................................... — 1,532,816
Accounting services fees ................................................................................ 20,812 107,423
Administration fees .................................................................................... — 106,928
Capital shares redeemed ................................................................................ — 3,179,563
Custodian fees ....................................................................................... 47,174 108,354
Interest expense ..................................................................................... 16 1,809
Investment advisory fees ................................................................................ — 930,088
Trustees' and Officer's fees .............................................................................. 67 —
Other affiliate fees .................................................................................... — 42,706
Printing and postage fees ............................................................................... 40,623 46,622
Professional fees ..................................................................................... 70,028 61,784
Registration fees ..................................................................................... 485 162,281
Service and distribution fees .............................................................................. 98 46,718
Transfer agent fees ................................................................................... 613 763,776
Other accrued expenses ................................................................................ 6,293 7,373
Variation margin on futures contracts ........................................................................ 4,517 11,918,515
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 6,528,659
OTC swaps ......................................................................................... — 7,031,432
Total li abilities .........................................................................................
794,626 110,367,322
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 12,400,646 $ 2,170,192,223

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 10,328,546 $ 2,102,212,578
Accumulated earnings ................................................................................... 2,072,100 67,979,645
NET ASSETS .........................................................................................
$ 12,400,646 $ 2,170,192,223
(a)
  Investments, at cost — unaffiliated ................................................................... $ 10,157,155 $ 1,436,105,970
(b)
  Securities loaned, at value ........................................................................ $ — $ 13,903
(c)
  Investments, at cost — affiliated ..................................................................... $ 739,898 $ 73,937,089
(d)
  Foreign currency, at cost ......................................................................... $ 8,356 $ 33,072,199

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 220,219 $ 1,734,544,672
Shares outstanding ...................................................................................
18,999 120,458,343
Net asset value .....................................................................................
$ 11.59 $ 14.40
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Service
Net assets .........................................................................................
$ — $ 1,982,691
Shares outstanding ...................................................................................
— 139,465
Net asset value .....................................................................................
$ — $ 14.22
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.001
Investor A
Net assets .........................................................................................
$ 526,628 $ 177,210,038
Shares outstanding ...................................................................................
45,476 12,494,465
Net asset value .....................................................................................
$ 11.58 $ 14.18
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ — $ 8,513,419
Shares outstanding ...................................................................................
— 626,505
Net asset value .....................................................................................
$ — $ 13.59
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.001
Class K
Net assets .........................................................................................
$ 11,653,799 $ 247,941,403
Shares outstanding ...................................................................................
1,005,355 17,206,354
Net asset value .....................................................................................
$ 11.59 $ 14.41
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended October 31, 2024
2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 749,076 $ 222,483 $ 126,774
Dividends — affiliated ................................................................... 56,927 7,203 4,240
Interest — unaffiliated ................................................................... 321 81 —
Securities lending income — affiliated — net ................................................... 953 61 54
Foreign taxes withheld .................................................................. (99,279) (25,607) (10,053)
Total investment income ...................................................................
707,998 204,221 121,015
EXPENSES
Investment advisory .................................................................... 232,611 45,253 41,036
Professional ......................................................................... 50,484 64,566 50,265
Registration ......................................................................... 24,304 24,526 18,513
Printing and postage ................................................................... 21,719 13,484 7,692
Accounting services .................................................................... 16,175 15,705 16,126
Custodian ........................................................................... 12,926 28,185 37,096
Administration ....................................................................... 12,205 2,405 2,642
Administration — class specific ............................................................ 5,743 1,131 1,244
Trustees and Officer .................................................................... 2,530 2,755 2,607
Transfer agent — class specific ............................................................ 500 425 547
Service and distribution — class specific ...................................................... 182 250 292
Offering ............................................................................ — — 39,917
Miscellaneous ........................................................................ 6,137 5,799 8,485
Total expenses excluding interest expense .......................................................
385,516 204,484 226,462
Interest expense ...................................................................... 164 58 25
Total e xpenses .........................................................................
385,680 204,542 226,487
Less: – – –
Administration fees waived ............................................................... — (2,405) (2,642)
Administration fees waived by the Manager — class specific ......................................... (622) (1,119) (1,244)
Fees waived and/or reimbursed by the Manager ................................................. (146,422) (154,396) (180,675)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (297) (334) (456)
Total ex penses after fees waived and/or reimbursed ................................................
238,339 46,288 41,470
Net investment income ....................................................................
469,659 157,933 79,545
REALIZED AND UNREALIZED GAIN (LOSS) $ 972,695 $ 750,074 $ 1,288,717
Net realized gain (loss) from:
Investments — unaffiliated
(a)
............................................................ $ 499,150 $ 96,963 $ 537,580
Investments — affiliated ............................................................... 23 58 23
Foreign currency transactions ........................................................... (3,934) (3,097) (583)
Futures contracts .................................................................... 13,495 20,155 16,817
Swaps   .......................................................................... (85,896) — —
422,838 114,079 553,837
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
............................................................ 633,346 638,110 731,480
Investments — affiliated ............................................................... 18,220 — —
Foreign currency translations ............................................................ (401) (988) (777)
Futures contracts .................................................................... (6,100) (1,127) 4,178
Swaps   .......................................................................... (95,208) — —
549,857 635,995 734,881
Net realized and unrealized gain .............................................................
972,695 750,074 1,288,718
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 1,442,354 $ 908,007 $ 1,368,263
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ (17,457) $ (42,550) $ (63)
(b)
  Net of reduction in/increase in deferred foreign capital gain tax of ...................................... $ 24,642 $ (2,667) $ (217)

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2024

Statements of Operations
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 292,167 $ 10,785,845
Dividends — affiliated .................................................................................. 9,299 2,800,078
Interest — unaffiliated .................................................................................. 75 10,327,812
Securities lending income — affiliated — net .................................................................. — 18,175
Foreign taxes withheld ................................................................................. (30,799) (453,773)
Foreign withholding tax claims ............................................................................ — 155,545
Total investment income ..................................................................................
270,742 23,633,682
EXPENSES
Professional ........................................................................................ 53,037 93,525
Investment advisory ................................................................................... 37,932 5,173,573
Custodian .......................................................................................... 37,224 70,045
Registration ........................................................................................ 24,578 120,417
Accounting services ................................................................................... 15,829 96,073
Administration ...................................................................................... 3,583 387,947
Trustees and Officer ................................................................................... 2,774 8,265
Administration — class specific ........................................................................... 1,686 196,974
Transfer agent — class specific ........................................................................... 615 1,167,293
Service and distribution — class specific ..................................................................... 471 272,836
Printing and postage .................................................................................. — 24,212
Miscellaneous ....................................................................................... 6,836 40,404
Total expenses excluding interest expense ......................................................................
184,565 7,651,564
Interest expense ..................................................................................... 31 20,081
Total e xpenses ........................................................................................
184,596 7,671,645
Less: – –
Administration fees waived .............................................................................. (3,583) —
Administration fees waived by the Manager — class specific ........................................................ (1,686) —
Fees waived and/or reimbursed by the Manager ................................................................ (140,219) (40,732)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (463) —
Total ex penses after fees waived and/or reimbursed ...............................................................
38,645 7,630,913
Net investment income ...................................................................................
232,097 16,002,769
REALIZED AND UNREALIZED GAIN (LOSS) $ 623,465 $ 12,544,185
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ 701,622 $ 34,297,710
Investments — affiliated .............................................................................. — (2,937)
Forward foreign currency exchange contracts ................................................................ — (3,090,290)
Foreign currency transactions .......................................................................... 21,866 (539,887)
Futures contracts ................................................................................... (1,535) (91,558,508)
Swaps   ......................................................................................... — (50,475,299)
721,953 (111,369,211)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (105,443) 95,578,291
Investments — affiliated .............................................................................. — 29
Forward foreign currency exchange contracts ................................................................ — 2,742,965
Foreign currency translations ........................................................................... 50 1,212,314
Futures contracts ................................................................................... 6,907 1,899,918
Swaps   ......................................................................................... — 22,479,879
(98,486) 123,913,396
Net realized and unrealized gain ............................................................................
623,467 12,544,185
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 855,564 $ 28,546,954

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging
Markets Equity Fund
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 469,659 $ 228,759 $ 157,933 $ 207,667
Net realized gain (loss) ............................................ 422,838 507,830 114,079 (278,555)
Net change in unrealized appreciation (depreciation) ........................ 549,857 (1,124,775) 635,995 764,058
Net increase (decrease) in net assets resulting from operations ...................
1,442,354 (388,186) 908,007 693,170
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (552,723) (5,923) (1,524) (2,357)
Investor A .................................................... (1,502) (6,409) (1,080) (4,199)
Class K ...................................................... (66,001) (286,289) (69,348) (236,342)
Decrease in net assets resulting from distributions to shareholders .................
(620,226) (298,621) (71,952) (242,898)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,621,803 50,306,345 (234,612) 36,048
NET ASSETS
Total increase in net assets ........................................... 3,443,931 49,619,538 601,443 486,320
Beginning of period ................................................
54,792,384 5,172,846 10,644,173 10,157,853
End of period ....................................................
$ 58,236,315 $ 54,792,384 $ 11,245,616 $ 10,644,173
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Sustainable Advantage Global
Equity Fund
BlackRock Sustainable Advantage International
Equity Fund
Six Months Ended
10/31/24
(unaudited)
Period from
06/21/23
(a)
to 04/30/24
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 79,545 $ 104,998 $ 232,097 $ 350,507
Net realized gain ................................................ 553,837 295,872 721,953 385,249
Net change in unrealized appreciation (depreciation) ........................ 734,881 1,098,484 (98,486) 720,915
Net increase in net assets resulting from operations ...........................
1,368,263 1,499,354 855,564 1,456,671
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ................................................... (3,533) (846) (3,095) (5,194)
Investor A .................................................... (6,197) (1,121) (4,349) (6,540)
Class K ...................................................... (339,258) (85,470) (203,884) (369,026)
Decrease in net assets resulting from distributions to shareholders .................
(348,988) (87,437) (211,328) (380,760)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
8,347 10,092,663 (3,880,161) 1,638,703
NET ASSETS
Total increase (decrease) in net assets ................................... 1,027,622 11,504,580 (3,235,925) 2,714,614
Beginning of period ................................................
11,504,580 — 15,636,571 12,921,957
End of period ....................................................
$ 12,532,202 $ 11,504,580 $ 12,400,646 $ 15,636,571
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Tactical Opportunities Fund
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 16,002,769 $ 30,828,354
Net realized loss .................................................................................. (111,369,211) (36,678,588)
Net change in unrealized appreciation (depreciation) .......................................................... 123,913,396 153,633,353
Net increase in net assets resulting from operations .............................................................
28,546,954 147,783,119
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... — (107,642,980)
Service ........................................................................................ — (129,951)
Investor A ...................................................................................... — (20,015,105)
Investor C ...................................................................................... — (911,671)
Class K ........................................................................................ — (34,040,380)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (162,740,087)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
390,414,750 270,844,209
NET ASSETS
Total increase in net assets ............................................................................. 418,961,704 255,887,241
Beginning of period ..................................................................................
1,751,230,519 1,495,343,278
End of period ......................................................................................
$ 2,170,192,223 $ 1,751,230,519
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Institutional
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period ........................................................
$ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
................................................................
0 .10  0 .24  0 .03
Net realized and unrealized gain ...........................................................
0 .22  1 .50
(c)
0 .32
Net increase from investment operations ....................................................... 0.32  1.74  0.35
Distributions
(d)
– – –
From net investment income .............................................................
( 0 .06 ) ( 0 .23 ) —
From net realized gain ..................................................................
( 0 .07 ) ( 0 .36 ) —
Total distributions ....................................................................... (0.13) (0.59) —
Net asset value, end of period ............................................................. $ 11.69  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value ................................................................. 2.74%
(f)
17.18% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.34%
(h)
2.61% 5.43%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.83%
(h)
0.92% 0.86%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense .........................
0.83%
(h)
0.83% 0.86%
(h)
Net investment income ..................................................................
1.63%
(h)
2.08% 3.22%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 52,129  $ 48,839  $ 103
Portfolio turnover rate .................................................................... 38% 37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Emerging Markets ex-China Fund
Investor A
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period ........................................................
$ 11.49  $ 10.34  $ 10.00
Net investment income
(b)
................................................................
0 .08  0 .23  0 .03
Net realized and unrealized gain ...........................................................
0 .22  1 .49
(c)
0 .31
Net increase from investment operations ....................................................... 0.30  1.72  0.34
Distributions
(d)
– – –
From net investment income .............................................................
( 0 .05 ) ( 0 .21 ) —
From net realized gain ..................................................................
( 0 .07 ) ( 0 .36 ) —
Total distributions ....................................................................... (0.12) (0.57) —
Net asset value, end of period ............................................................. $ 11.67  $ 11.49  $ 10.34
Total Return
(e)
Based on net asset value ................................................................. 2.57%
(f)
16.99% 3.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.82%
(h)
7.51% 5.68%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
1.11%
(h)
1.12% 1.11%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense .........................
1.11%
(h)
1.11% 1.11%
(h)
Net investment income ..................................................................
1.31%
(h)
2.03% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 166  $ 130  $ 103
Portfolio turnover rate .................................................................... 38% 37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Class K
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period ........................................................
$ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
................................................................
0 .10  0 .26  0 .03
Net realized and unrealized gain ...........................................................
0 .22  1 .49
(c)
0 .32
Net increase from investment operations ....................................................... 0.32  1.75  0.35
Distributions
(d)
– – –
From net investment income .............................................................
( 0 .06 ) ( 0 .24 ) —
From net realized gain ..................................................................
( 0 .07 ) ( 0 .36 ) —
Total distributions ....................................................................... (0.13) (0.60) —
Net asset value, end of period ............................................................. $ 11.69  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value ................................................................. 2.75%
(f)
17.22% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.35%
(h)
6.99% 5.08%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.81%
(h)
0.82% 0.81%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense .........................
0.81%
(h)
0.81% 0.81%
(h)
Net investment income ..................................................................
1.66%
(h)
2.34% 3.27%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 5,942  $ 5,823  $ 4,966
Portfolio turnover rate .................................................................... 38% 37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Institutional
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................
$ 8.48  $ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
................................
0 .12  0 .17  0 .20  0 .16  0 .04
Net realized and unrealized gain (loss) .......................
0 .60  0 .39  ( 0 .78 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations ............... 0.72  0.56  (0.58) (2.21) 2.35
Distributions
(c)
– – – – –
From net investment income .............................
( 0 .06 ) ( 0 .19 ) ( 0 .21 ) ( 0 .14 ) ( 0 .05 )
From net realized gain ..................................
—  —  —  ( 1 .05 ) —
Total distributions ....................................... (0.06) (0.19) (0.21) (1.19) (0.05)
Net asset value, end of period ............................. $ 9.14  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
Based on net asset value ................................. 8.46%
(e)
7.06% (6.47)% (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................
3.66%
(g)
4.20% 5.40% 4.37% 3.70%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............
0.86%
(g)
0.86% 0.86% 0.86% 0.86%
(g)
Total expenses after fees waived and/or reimbursed and excluding interest expense ...........................................
0.85%
(g)
0.86% 0.86% 0.86% 0.86%
(g)
Net investment income ..................................
2.74%
(g)
2.09% 2.44% 1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) ............................. $ 250  $ 222  $ 102  $ 119  $ 125
Portfolio turnover rate .................................... 89% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investor A
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................
$ 8.48  $ 8.11  $ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
................................
0 .11  0 .14  0 .17  0 .13  0 .02
Net realized and unrealized gain (loss) .......................
0 .60  0 .40  ( 0 .77 ) ( 2 .36 ) 2 .31
Net increase (decrease) from investment operations ............... 0.71  0.54  (0.60) (2.23) 2.33
Distributions
(c)
– – – – –
From net investment income .............................
( 0 .05 ) ( 0 .17 ) ( 0 .18 ) ( 0 .12 ) ( 0 .04 )
From net realized gain ..................................
—  —  —  ( 1 .05 ) —
Total distributions ....................................... (0.05) (0.17) (0.18) (1.17) (0.04)
Net asset value, end of period ............................. $ 9.14  $ 8.48  $ 8.11  $ 8.89  $ 12.29
Total Return
(d)
Based on net asset value ................................. 8.37%
(e)
6.78% (6.72)% (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................
4.06%
(g)
4.48% 5.57% 4.71% 3.92%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............
1.11%
(g)
1.11% 1.11% 1.11% 1.11%
(g)
Total expenses after fees waived and/or reimbursed and excluding interest expense ...........................................
1.11%
(g)
1.11% 1.11% 1.11% 1.11%
(g)
Net investment income ..................................
2.49%
(g)
1.76% 2.07% 1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) ............................. $ 202  $ 187  $ 208  $ 149  $ 138
Portfolio turnover rate .................................... 89% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class K
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................
$ 8.48  $ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
................................
0 .13  0 .17  0 .20  0 .17  0 .04
Net realized and unrealized gain (loss) .......................
0 .59  0 .40  ( 0 .77 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations ............... 0.72  0.57  (0.57) (2.20) 2.35
Distributions
(c)
– – – – –
From net investment income .............................
( 0 .06 ) ( 0 .20 ) ( 0 .22 ) ( 0 .15 ) ( 0 .05 )
From net realized gain ..................................
—  —  —  ( 1 .05 ) —
Total distributions ....................................... (0.06) (0.20) (0.22) (1.20) (0.05)
Net asset value, end of period ............................. $ 9.14  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
Based on net asset value ................................. 8.48%
(e)
7.11% (6.41)% (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................
3.61%
(g)
4.10% 5.18% 4.24% 3.39%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............
0.81%
(g)
0.81% 0.81% 0.81% 0.81%
(g)
Total expenses after fees waived and/or reimbursed and excluding interest expense ...........................................
0.81%
(g)
0.81% 0.81% 0.81% 0.81%
(g)
Net investment income ..................................
2.80%
(g)
2.03% 2.42% 1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) ............................. $ 10,794  $ 10,236  $ 9,847  $ 9,672  $ 12,056
Portfolio turnover rate .................................... 89% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Global
Equity Fund
Institutional
Six Months
Ended
10/31/24
(unaudited)
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period ...................................................................
$ 11.40  $ 10.00
Net investment income
(b)
...........................................................................
0 .08  0 .10
Net realized and unrealized gain ......................................................................
1 .28  1 .38
Net increase from investment operations .................................................................. 1.36  1.48
Distributions
(c)
– –
From net investment income ........................................................................
( 0 .06 ) ( 0 .08 )
From net realized gain .............................................................................
( 0 .29 ) —
Total distributions .................................................................................. (0.35) (0.08)
Net asset value, end of period ........................................................................ $ 12.41  $ 11.40
Total Return
(d)
Based on net asset value ............................................................................ 11.96%
(e)
14.92%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...................................................................................
3.56%
(g) (h) (i)
5.32%
(g) (j) (k)
Total expenses after fees waived and/or reimbursed ..........................................................
0.71%
(g) (h) (i)
0.71%
(g) (j) (k)
Net investment income .............................................................................
1.23%
(g)
1.11%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 127  $ 116
Portfolio turnover rate ............................................................................... 50% 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.88% and 0.71%, respectively.
(i)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.24% and 0.71%, respectively.
(j)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.52% and
0.71%, respectively.
(k)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.71% and 0.71%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage Global
Equity Fund
Investor A
Six Months
Ended
10/31/24
(unaudited)
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period ...................................................................
$ 11.39  $ 10.00
Net investment income
(b)
...........................................................................
0 .06  0 .08
Net realized and unrealized gain ......................................................................
1 .28  1 .38
Net increase from investment operations .................................................................. 1.34  1.46
Distributions
(c)
– –
From net investment income ........................................................................
( 0 .05 ) ( 0 .07 )
From net realized gain .............................................................................
( 0 .29 ) —
Total distributions .................................................................................. (0.34) (0.07)
Net asset value, end of period ........................................................................ $ 12.39  $ 11.39
Total Return
(d)
Based on net asset value ............................................................................ 11.80%
(e)
14.71%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...................................................................................
3.75%
(g) (h) (i)
5.59%
(g) (j) (k)
Total expenses after fees waived and/or reimbursed ..........................................................
0.96%
(g) (h) (i)
0.96%
(g) (j) (k)
Net investment income .............................................................................
0.98%
(g)
0.86%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 239  $ 213
Portfolio turnover rate ............................................................................... 50% 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.06% and 0.96%, respectively.
(i)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.43% and 0.96%, respectively.
(j)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.87% and
0.96%, respectively.
(k)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.96% and 0.96%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Global
Equity Fund
Class K
Six Months
Ended
10/31/24
(unaudited)
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period ...................................................................
$ 11.40  $ 10.00
Net investment income
(b)
...........................................................................
0 .08  0 .10
Net realized and unrealized gain ......................................................................
1 .28  1 .39
Net increase from investment operations .................................................................. 1.36  1.49
Distributions
(c)
– –
From net investment income ........................................................................
( 0 .06 ) ( 0 .09 )
From net realized gain .............................................................................
( 0 .29 ) —
Total distributions .................................................................................. (0.35) (0.09)
Net asset value, end of period ........................................................................ $ 12.41  $ 11.40
Total Return
(d)
Based on net asset value ............................................................................ 11.97%
(e)
14.95%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...................................................................................
3.31%
(g) (h) (i)
4.98%
(g) (j) (k)
Total expenses after fees waived and/or reimbursed ..........................................................
0.66%
(g) (h) (i)
0.66%
(g) (j) (k)
Net investment income .............................................................................
1.29%
(g)
1.16%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 12,165  $ 11,175
Portfolio turnover rate ............................................................................... 50% 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.63% and 0.66%, respectively.
(i)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.99% and 0.66%, respectively.
(j)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.18% and
0.66%, respectively.
(k)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.37% and 0.66%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage International Equity Fund
Institutional
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................
$ 11.17  $ 10.39  $ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
.................................
0 .16  0 .26  0 .24  0 .23  0 .13
Net realized and unrealized gain (loss) ........................
0 .41  0 .80  0 .82  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................ 0.57  1.06  1.06  (0.93) 2.14
Distributions
(c)
– – – – –
From net investment income ..............................
( 0 .15 ) ( 0 .28 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain ...................................
—  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ........................................ (0.15) (0.28) (0.31) (1.51) (0.06)
Net asset value, end of period .............................. $ 11.59  $ 11.17  $ 10.39  $ 9.64  $ 12.08
Total Return
(e)
Based on net asset value .................................. 5.05%
(f)
10.40% 11.43% (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................
2.30%
(h)
3.07% 4.29% 3.72% 3.40%
(h) (i)
Total expenses after fees waived and/or reimbursed ................
0.50%
(h)
0.50% 0.50% 0.50% 0.50%
(h)
Net investment income ...................................
2.63%
(h)
2.44% 2.60% 2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) .............................. $ 220  $ 204  $ 192  $ 174  $ 156
Portfolio turnover rate ..................................... 47% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Investor A
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................
$ 11.17  $ 10.39  $ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
.................................
0 .14  0 .23  0 .22  0 .21  0 .11
Net realized and unrealized gain (loss) ........................
0 .41  0 .81  0 .81  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................ 0.55  1.04  1.03  (0.95) 2.12
Distributions
(c)
– – – – –
From net investment income ..............................
( 0 .14 ) ( 0 .26 ) ( 0 .27 ) ( 0 .25 ) ( 0 .05 )
From net realized gain ...................................
—  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ........................................ (0.14) (0.26) (0.27) (1.49) (0.05)
Net asset value, end of period .............................. $ 11.58  $ 11.17  $ 10.39  $ 9.63  $ 12.07
Total Return
(e)
Based on net asset value .................................. 4.90%
(f)
10.14% 11.12% (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................
2.55%
(h)
3.41% 4.56% 4.02% 3.76%
(h) (i)
Total expenses after fees waived and/or reimbursed ................
0.75%
(h)
0.75% 0.75% 0.74% 0.75%
(h)
Net investment income ...................................
2.31%
(h)
2.18% 2.36% 1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) .............................. $ 527  $ 293  $ 265  $ 204  $ 140
Portfolio turnover rate ..................................... 47% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage International Equity Fund
Class K
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................
$ 11.17  $ 10.39  $ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
.................................
0 .17  0 .26  0 .25  0 .24  0 .13
Net realized and unrealized gain (loss) ........................
0 .40  0 .81  0 .80  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................ 0.57  1.07  1.05  (0.92) 2.14
Distributions
(c)
– – – – –
From net investment income ..............................
( 0 .15 ) ( 0 .29 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain ...................................
—  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ........................................ (0.15) (0.29) (0.31) (1.51) (0.06)
Net asset value, end of period .............................. $ 11.59  $ 11.17  $ 10.39  $ 9.65  $ 12.08
Total Return
(e)
Based on net asset value .................................. 5.06%
(f)
10.46% 11.42% (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................
2.18%
(h)
2.98% 4.05% 3.64% 3.15%
(h) (i)
Total expenses after fees waived and/or reimbursed ................
0.45%
(h)
0.45% 0.45% 0.45% 0.45%
(h)
Net investment income ...................................
2.77%
(h)
2.48% 2.65% 2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) .............................. $ 11,654  $ 15,140  $ 12,466  $ 10,770  $ 11,842
Portfolio turnover rate ..................................... 47% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Amount is less than 0.005%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock Tactical Opportunities Fund
Institutional
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period .
$ 14.20  $ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44
Net investment income
(a)
.........
0 .12  0 .29  0 .15  0 .05  0 .05  0 .06  0 .19
Net realized and unrealized gain (loss)
0 .08  1 .07  0 .72  ( 0 .05 ) 0 .79  0 .32  ( 0 .57 )
Net increase (decrease) from investment
operations ................ 0.20  1.36  0.87  0.00  0.84  0.38  (0.38)
Distributions
(b)
– – – – – – –
From net investment income ......
—  ( 1 .57 ) —  —  ( 0 .38 ) ( 0 .46 ) ( 0 .55 )
From net realized gain ...........
—  —  ( 0 .51 ) —  —  —  ( 0 .84 )
Return of capital ............... —  —  —  —  ( 0 .00 )
(c)
—  —
Total distributions ............... —  (1.57) (0.51) —  (0.38) (0.46) (1.39)
Net asset value, end of period ...... $ 14.40  $ 14.20  $ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67
Total Return
(d)
— — — — — — —
Based on net asset value .......... 1.41%
(e)
10.19% 6.22% 0.00%
(f)
6.18% 2.79%
(e)
(2.43)%
Ratios to Average Net Assets
(g)
Total expen ses
(h)
................
0.77%
(i)
0.81% 0.84% 0.79% 0.81% 0.86%
(i)
0.80%
Total expenses after fees waived and/or
reimbursed ..................
0.76%
(i)
0.81% 0.83% 0.79% 0.80% 0.85%
(i)
0.79%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.76%
(i)
0.79% 0.83% 0.79% 0.80% 0.85%
(i)
0.79%
Net investment income ...........
1.63%
(i)
2.02% 1.08% 0.33% 0.38% 0.77%
(i)
1.36%
Supplemental Data
Net assets, end of period (000) ...... $ 1,734,545  $ 1,258,548  $ 954,744  $ 672,822  $ 464,694  $ 289,127  $ 290,851
Portfolio turnover rate ............. 43% 146% 172% 110% 136% 167% 288%
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Expense ratios .................................... N/A   N/A   N/A   N/A   N/A   N/A   0.79%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Amount is less than 0.005%.
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Service
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period .
$ 14.03  $ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33
Net investment income
(a)
.........
0 .10  0 .24  0 .12  0 .00
(b)
0 .01  0 .04  0 .16
Net realized and unrealized gain (loss)
0 .09  1 .06  0 .70  ( 0 .03 ) 0 .78  0 .31  ( 0 .58 )
Net increase (decrease) from investment
operations ................ 0.19  1.30  0.82  (0.03) 0.79  0.35  (0.42)
Distributions
(c)
– – – – – – –
From net investment income ......
—  ( 1 .54 ) —  —  ( 0 .36 ) ( 0 .37 ) ( 0 .51 )
From net realized gain ...........
—  —  ( 0 .49 ) —  —  —  ( 0 .84 )
Return of capital ............... —  —  —  —  ( 0 .00 )
(d)
—  —
Total distributions ............... —  (1.54) (0.49) —  (0.36) (0.37) (1.35)
Net asset value, end of period ...... $ 14.22  $ 14.03  $ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56
Total Return
(e)
— — — — — — —
Based on net asset value .......... 1.35%
(f)
9.80% 5.93% (0.21)% 5.86% 2.63%
(f)
(2.74)%
Ratios to Average Net Assets
(g)
Total expen ses
(h)
................
1.05%
(i)
1.08% 1.11% 1.06% 1.07% 1.16%
(i)
1.06%
Total expenses after fees waived and/or
reimbursed ..................
1.04%
(i)
1.07% 1.10% 1.06% 1.06% 1.14%
(i)
1.06%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
1.04%
(i)
1.05% 1.10% 1.06% 1.06% 1.14%
(i)
1.06%
Net investment income ...........
1.35%
(i)
1.73% 0.82% 0.00%
(j)
0.08% 0.53%
(i)
1.14%
Supplemental Data
Net assets, end of period (000) ...... $ 1,983  $ 1,560  $ 1,053  $ 953  $ 1,972  $ 836  $ 767
Portfolio turnover rate ............. 43% 146% 172% 110% 136% 167% 288%
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Expense ratios .................................... N/A   N/A   N/A   N/A   N/A   N/A   1.04%
Se e notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor A
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ..
$ 14.00  $ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31
Net investment income
(a)
..........
0 .10  0 .24  0 .10  0 .00
(b)
0 .01  0 .04  0 .14
Net realized and unrealized gain (loss) .
0 .08  1 .06  0 .71  ( 0 .03 ) 0 .77  0 .32  ( 0 .56 )
Net increase (decrease) from investment
operations ................. 0.18  1.30  0.81  (0.03) 0.78  0.36  (0.42)
Distributions
(c)
– – – – – – –
From net investment income .......
—  ( 1 .53 ) —  —  ( 0 .34 ) ( 0 .41 ) ( 0 .51 )
From net realized gain ............
—  —  ( 0 .48 ) —  —  —  ( 0 .84 )
Return of capital ................ —  —  —  —  ( 0 .00 )
(d)
—  —
Total distributions ................ —  (1.53) (0.48) —  (0.34) (0.41) (1.35)
Net asset value, end of period ....... $ 14.18  $ 14.00  $ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54
Total Return
(e)
— — — — — — —
Based on net asset value ........... 1.29%
(f)
9.84% 5.86% (0.22)% 5.77% 2.70%
(f)
(2.77)%
Ratios to Average Net Assets
(g)
Total expen ses ..................
1.06%
(h)
1.08% 1.13% 1.08% 1.09% 1.15%
(h)
1.10%
(i)
Total expenses after fees waived and/or
reimbursed ...................
1.05%
(h)
1.08% 1.13% 1.08% 1.09% 1.14%
(h)
1.09%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense .....................
1.05%
(h)
1.06% 1.13% 1.08% 1.09% 1.14%
(h)
1.09%
Net investment income ............
1.38%
(h)
1.71% 0.75% 0.03% 0.09% 0.48%
(h)
1.01%
Supplemental Data
Net assets, end of period (000) ....... $ 177,210  $ 185,827  $ 192,584  $ 187,461  $ 202,884  $ 208,746  $ 218,634
Portfolio turnover rate .............. 43% 146% 172% 110% 136% 167% 288%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Investor C
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period .
$ 13.46  $ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81
Net investment income (loss)
(a)
.....
0 .04  0 .14  0 .01  ( 0 .10 ) ( 0 .09 ) ( 0 .02 ) 0 .04
Net realized and unrealized gain (loss)
0 .09  1 .01  0 .68  ( 0 .03 ) 0 .75  0 .31  ( 0 .54 )
Net increase (decrease) from investment
operations ................ 0.13  1.15  0.69  (0.13) 0.66  0.29  (0.50)
Distributions
(b)
– – – – – – –
From net investment income ......
—  ( 1 .43 ) —  —  ( 0 .19 ) ( 0 .30 ) ( 0 .33 )
From net realized gain ...........
—  —  ( 0 .42 ) —  —  —  ( 0 .84 )
Return of capital ............... —  —  —  —  ( 0 .00 )
(c)
—  —
Total distributions ............... —  (1.43) (0.42) —  (0.19) (0.30) (1.17)
Net asset value, end of period ...... $ 13.59  $ 13.46  $ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14
Total Return
(d)
— — — — — — —
Based on net asset value .......... 0.97%
(e)
9.00% 5.19% (0.96)% 5.02% 2.21%
(e)
(3.45)%
Ratios to Average Net Assets
(f)
Total expen ses .................
1.77%
(g)
1.79% 1.83% 1.83% 1.84% 1.86%
(g)
1.82%
(h)
Total expenses after fees waived and/or
reimbursed ..................
1.76%
(g)
1.79% 1.83% 1.83% 1.84% 1.85%
(g)
1.81%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
1.76%
(g)
1.77% 1.83% 1.83% 1.84% 1.85%
(g)
1.81%
Net investment income (loss) .......
0.66%
(g)
1.00% 0.07% (0.72)% (0.65)% (0.24)%
(g)
0.26%
Supplemental Data
Net assets, end of period (000) ...... $ 8,513  $ 8,768  $ 9,665  $ 7,478  $ 8,665  $ 13,187  $ 17,171
Portfolio turnover rate ............. 43% 146% 172% 110% 136% 167% 288%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Class K
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ..
$ 14.20  $ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43
Net investment income
(a)
..........
0 .13  0 .30  0 .15  0 .06  0 .07  0 .07  0 .21
Net realized and unrealized gain (loss) .
0 .08  1 .08  0 .74  ( 0 .04 ) 0 .78  0 .32  ( 0 .57 )
Net increase (decrease) from investment
operations ................. 0.21  1.38  0.89  0.02  0.85  0.39  (0.36)
Distributions
(b)
– – – – – – –
From net investment income .......
—  ( 1 .59 ) —  —  ( 0 .40 ) ( 0 .47 ) ( 0 .58 )
From net realized gain ............
—  —  ( 0 .52 ) —  —  —  ( 0 .84 )
Return of capital ................ —  —  —  —  ( 0 .00 )
(c)
—  —
Total distributions ................ —  (1.59) (0.52) —  (0.40) (0.47) (1.42)
Net asset value, end of period ....... $ 14.41  $ 14.20  $ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65
Total Return
(d)
— — — — — — —
Based on net asset value ........... 1.48%
(e)
10.33% 6.36% 0.14% 6.25% 2.93%
(e)
(2.34)%
Ratios to Average Net Assets
(f)
Total expen ses ..................
0.63%
(g)
0.68% 0.69% 0.66% 0.67% 0.72%
(g)
0.67%
(h)
Total expenses after fees waived and/or
reimbursed ...................
0.63%
(g)
0.67% 0.68% 0.66% 0.66% 0.72%
(g)
0.67%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense .....................
0.63%
(g)
0.66% 0.68% 0.66% 0.66% 0.72%
(g)
0.67%
Net investment income ............
1.81%
(g)
2.11% 1.05% 0.44% 0.49% 0.91%
(g)
1.51%
Supplemental Data
Net assets, end of period (000) ....... $ 247,941  $ 296,528  $ 337,297  $ 777,280  $ 779,750  $ 363,505  $ 366,664
Portfolio turnover rate .............. 43% 146% 172% 110% 136% 167% 288%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage Global Equity Fund ................................ Sustainable Advantage Global Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft :  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Sustainable Advantage Emerging Markets Equity
Barclays Capital, Inc. ..........................
$ 12,505
$ (12,505)
$ —
$ —
Tactical Opportunities
Credit Suisse Securities (USA) LLC ................
2,411
(1,988)
—
423
Morgan Stanley ..............................
11,492
(10,315)
—
1,177
$ 13,903
$ (12,303)
$ —
$ 1,600
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities
(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager, as applicable. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging Markets ex-China for which BIL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging Markets ex-China to the Manager. The Manager
pays BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex- China
Sustainable
Advantage
Emerging Markets
Equity
Sustainable
Advantage Global
Equity
Sustainable
Advantage
International
Equity
First $1 billion .............................................................. 0.810% 0.800% 0.660% 0.450%
$1 billion - $3 billion .......................................................... 0.760 0.750 0.620 0.420
$3 billion - $5 billion .......................................................... 0.730 0.720 0.590 0.410
$5 billion - $10 billion ......................................................... 0.700 0.700 0.570 0.390
Greater than $10 billion ........................................................ 0.690 0.680 0.560 0.380
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024,the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended October 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2024, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 182 $ — $ 182
Sustainable Advantage Emerging Markets Equity ................................................ — 250 — 250
Sustainable Advantage Global Equity ........................................................ — 292 — 292
Sustainable Advantage International Equity .................................................... — 471 — 471
Tactical Opportunities ................................................................... 2,303 226,985 43,548 272,836
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 5,121 $ — $ 14 $ — $ 608 $ 5,743
Sustainable Advantage Emerging Markets Equity ................................ 24 — 20 — 1,087 1,131
Sustainable Advantage Global Equity ........................................ 13 — 23 — 1,208 1,244
Sustainable Advantage International Equity .................................... 23 — 38 — 1,625 1,686
Tactical Opportunities ................................................... 149,230 184 18,159 871 28,530 196,974
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 111,818
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ................................ $ 14 $ — $ 15 $ — $ 15 $ 44
Sustainable Advantage International Equity .................................... 39 — 52 — 17 108
Tactical Opportunities ................................................... 1,390 39 31,246 619 265 33,559

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  October 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended October 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2024, the Manager waived $2,085 in investment advisory fees with respect to Emerging Markets ex-China pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 for Emerging Markets ex-China, Sustainable Advantage
Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable Advantage International Equity, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2024, the amounts included in fees waived and/ or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 167 $ — $ 167 $ — $ 166 $ 500
Sustainable Advantage Emerging Markets Equity ................................ 73 — 206 — 146 425
Sustainable Advantage Global Equity ........................................ 160 — 235 — 152 547
Sustainable Advantage International Equity .................................... 129 — 247 — 239 615
Tactical Opportunities ................................................... 1,002,149 1,493 157,538 5,848 265 1,167,293
Fund Name Other Fees
Tactical Opportunities ...................................................................................................... $ 1,030
Fund Name Investor C
Tactical Opportunities ....................................................................................................... $ 1,920
Fund Name Amounts Waived
Emerging Markets ex-China ............................................................................................. $ 809
Sustainable Advantage Emerging Markets Equity ............................................................................... 113
Sustainable Advantage Global Equity ....................................................................................... 64
Sustainable Advantage International Equity ................................................................................... 137
Tactical Opportunities .................................................................................................. 40,732
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0.86 % N/A 1.11 % N/A 0.81%
Sustainable Advantage Emerging Markets Equity ..................................... 0.86 N/A 1.11 N/A 0.81
Sustainable Advantage Global Equity ............................................. 0.71 N/A 0.96 N/A 0.66
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 143,528
Sustainable Advantage Emerging Markets Equity ..................................................................................... 154,283
Sustainable Advantage Global Equity ............................................................................................. 180,611
Sustainable Advantage International Equity ......................................................................................... 140,082

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended
October 31, 2024, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
Effective June 21, 2030, the repayment arrangement between Sustainable Advantage Global Equity and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Sustainable Advantage Global Equity's contractual caps on net expenses will be terminated.
Fund Name
Administration
Fees Waived
Sustainable Advantage Emerging Markets Equity ..................................................................................... $ 2,40 5
Sustainable Advantage Global Equity ............................................................................................. 2,64 2
Sustainable Advantage International Equity ......................................................................................... 3,58 3
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets ex-China
Investor A ..................................................................................... $ 14 $ 131
Class K ...................................................................................... 608 166
$ 622 $ 297
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... 12 32
Investor A ..................................................................................... 20 157
Class K ...................................................................................... 1,087 145
$ 1,119 $ 334
Sustainable Advantage Global Equity
Institutional .................................................................................... 13 128
Investor A ..................................................................................... 23 176
Class K ...................................................................................... 1,208 152
$ 1,244 $ 456
Sustainable Advantage International Equity
Institutional .................................................................................... 23 72
Investor A ..................................................................................... 38 153
Class K ...................................................................................... 1,625 238
$ 1,686 $ 463

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

As of October 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity
and Sustainable Advantage International Equity retain 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable
Advantage International Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend and Emerging Markets ex-China and Tactical Opportunities are currently permitted to borrow under the
Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
Expiring April 30,
2025 2026 2027
Emerging Markets ex-China
Fund Level ..................................................................... $ 76,494 $ 422,649 $ 143,528
Institutional ..................................................................... 29 301 —
Investor A ...................................................................... 29 340 145
Class K ........................................................................ 118 1,457 774
Sustainable Advantage Global Equity
Fund Level ..................................................................... — 399,706 183,253
Institutional ..................................................................... — 278 141
Investor A ...................................................................... — 275 199
Class K ........................................................................ — 2,081 1,360
Fund Name Amounts
Emerging Markets ex-China ................................................................................................. $ 207
Sustainable Advantage Emerging Markets Equity ................................................................................... 13
Sustainable Advantage Global Equity ........................................................................................... 12
Tactical Opportunities ...................................................................................................... 4,236

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2024, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 71,504,621 $ 114,278,522 $ 4,609,229
Other Securities
Fund Name Purchases Sales
Emerging Markets ex-China .............................................................................. $ 21,571,689 $ 20,446,039
Sustainable Advantage Emerging Markets Equity ................................................................ 9,653,682 9,831,497
Sustainable Advantage Global Equity ........................................................................ 6,112,782 6,132,118
Sustainable Advantage International Equity .................................................................... 7,406,914 11,244,985
Tactical Opportunities ................................................................................... 719,284,727 573,995,702
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-
Year Ordinary
Losses
Sustainable Advantage Emerging Markets Equity ...................................................................... $ 2,007,789 $ –
Sustainable Advantage International Equity .......................................................................... 730,406 –
Tactical Opportunities ......................................................................................... 36,043,433 113,719,863
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 58,513,478 $ 4,592,305 $ (5,012,644) $ (420,339)
Sustainable Advantage Emerging Markets Equity ............................ 10,459,865 1,618,395 (731,085) 887,310
Sustainable Advantage Global Equity .................................... 10,811,244 2,047,959 (225,447) 1,822,512
Sustainable Advantage International Equity ................................ 10,991,677 2,101,086 (258,630) 1,842,456
Tactical Opportunities .............................................. 1,518,083,010 515,559,509 (99,797,728) 415,761,781

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

As of period end, Emerging Markets ex-China’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 24. 0%
Banks ............................................................................................................. 11. 2
Other
(a)
............................................................................................................. 64. 8
(a)
All other industries held were less than 5% of long-term investments.
d
Six Months Ended
10/31/24
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ..........................................
214,770 $ 2,588,092 4,237,618 $ 50,003,645
Shares issued in reinvestment of distributions .....................
6 67 546 5,923
Shares redeemed ......................................
(2,060) (24,366) (329) (3,609)
212,716 $ 2,563,793 4,237,835 $ 50,005,959
Investor A
Shares sold ..........................................
3,353 $ 40,727 2,184 $ 24,298
Shares issued in reinvestment of distributions .....................
124 1,502 591 6,409
Shares redeemed ......................................
(568) (6,785) (1,476) (16,610)
2,909 $ 35,444 1,299 $ 14,097
Class K
Shares sold ..........................................
1,902 $ 22,599 — $ —
Shares issued in reinvestment of distributions .....................
— — 26,410 286,289
Shares redeemed ......................................
(3) (33) — —
1,899 $ 22,566 26,410 $ 286,289
217,524 $ 2,621,803 4,265,544 $ 50,306,345
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
1,729 $ 15,300 14,253 $ 117,635
Shares issued in reinvestment of distributions .....................
101 900 28 229
Shares redeemed ......................................
(636) (5,587) (767) (6,034)
1,194 $ 10,613 13,514 $ 111,830
Investor A
Shares sold ..........................................
— $ — 1,129 $ 9,694
Shares issued in reinvestment of distributions .....................
61 539 285 2,309
Shares redeemed ......................................
(55) (500) (5,024) (41,699)
6 $ 39 (3,610) $ (29,696)
Class K
Shares sold ..........................................
19,487 $ 173,986 53,401 $ 437,194
Shares issued in reinvestment of distributions .....................
796 7,102 2,876 23,335
Shares redeemed ......................................
(46,858) (426,352) (62,494) (506,615)
(26,575) $ (245,264) (6,217) $ (46,086)
(25,375) $ (234,612) 3,687 $ 36,048

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
10/31/24
Period from
06/21/23
(a)
to 04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Global Equity
Institutional
Shares sold ..........................................
99 $ 1,200 10,162 $ 101,800
Shares issued in reinvestment of distributions .....................
7 90 — —
106 $ 1,290 10,162 $ 101,800
Investor A
Shares sold ..........................................
644 $ 7,845 19,807 $ 203,109
Shares issued in reinvestment of distributions .....................
235 2,842 36 378
Shares redeemed ......................................
(304) (3,630) (1,099) (12,624)
575 $ 7,057 18,744 $ 190,863
Class K
Shares sold ..........................................
— $ — 980,000 $ 9,800,000
— $ — 980,000 $ 9,800,000
681 $ 8,347 1,008,906 $ 10,092,663
d
Six Months Ended
10/31/24
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage International Equity
Institutional
Shares sold ..........................................
3,863 $ 45,314 578 $ 6,246
Shares issued in reinvestment of distributions .....................
116 1,363 192 2,005
Shares redeemed ......................................
(3,202) (37,170) (996) (11,133)
777 $ 9,507 (226) $ (2,882)
Investor A
Shares sold ..........................................
19,021 $ 225,612 1,977 $ 21,741
Shares issued in reinvestment of distributions .....................
235 2,769 347 3,639
Shares redeemed ......................................
(1) (99) (1,586) (17,077)
19,255 $ 228,282 738 $ 8,303
Class K
Shares sold ..........................................
116,601 $ 1,376,123 257,013 $ 2,712,340
Shares issued in reinvestment of distributions .....................
3,305 38,866 4,855 50,788
Shares redeemed ......................................
(469,964) (5,532,939) (106,661) (1,129,846)
(350,058) $ (4,117,950) 155,207 $ 1,633,282
(330,026) $ (3,880,161) 155,719 $ 1,638,703
Tactical Opportunities
Institutional
Shares sold ..........................................
43,752,619 $ 621,474,221 51,047,388 $ 721,103,598
Shares issued in reinvestment of distributions .....................
— — 6,807,607 92,812,966
Shares redeemed ......................................
(11,949,156) (168,563,272) (35,440,679) (500,994,297)
31,803,463 $ 452,910,949 22,414,316 $ 312,922,267
Service
Shares sold ..........................................
61,983 $ 861,002 49,087 $ 690,610
Shares issued in reinvestment of distributions .....................
— — 9,658 129,951
Shares redeemed ......................................
(33,674) (477,258) (21,380) (299,252)
28,309 $ 383,744 37,365 $ 521,309
Investor A
Shares sold and automatic conversion of shares ....................
279,998 $ 3,911,200 800,016 $ 11,194,310
Shares issued in reinvestment of distributions .....................
— — 1,443,647 19,461,095
Shares redeemed ......................................
(1,056,221) (14,750,157) (2,503,639) (35,049,284)
(776,223) $ (10,838,957) (259,976) $ (4,393,879)
Investor C
Shares sold ..........................................
55,181 $ 745,458 118,340 $ 1,597,374
Shares issued in reinvestment of distributions .....................
— — 69,329 902,134
Shares redeemed and automatic conversion of shares ...............
(79,882) (1,059,372) (240,031) (3,250,247)
(24,701) $ (313,914) (52,362) $ (750,739)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Commencement of operations.
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
10/31/24
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
1,345,119 $ 18,922,945 3,575,140 $ 50,290,070
Shares issued in reinvestment of distributions .....................
— — 1,161,761 15,842,177
Shares redeemed ......................................
(5,025,837) (70,650,017) (7,251,413) (103,586,996)
(3,680,718) $ (51,727,072) (2,514,512) $ (37,454,749)
27,350,130 $ 390,414,750 19,624,831 $ 270,844,209
Fund Name Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 4,247,835 10,633 506,410
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage Global Equity .................................................................... 10,000 10,000 980,000
Sustainable Advantage International Equity ................................................................ 11,387 11,365 691,900
Tactical Opportunities ............................................................................... — — 211,736

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(b)
Edinburgh, EH3 8JB, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets ex-China Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April
Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Tactical Opportunities Fund (“Tactical Opportunities Fund”), BlackRock Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”),
BlackRock Sustainable Advantage International Equity Fund (“Sustainable Advantage International Equity Fund”), BlackRock Sustainable Advantage Emerging Markets
Equity Fund (“Sustainable Advantage Emerging Markets Equity Fund”) and BlackRock Sustainable Advantage Global Equity Fund (“Sustainable Advantage Global Equity
Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited
(“BAMNA”) with respect to Tactical Opportunities Fund (the “BAMNA Tactical Opportunities Fund Sub-Advisory Agreement”), the sub-advisory agreement between the
Manager and BAMNA with respect to Emerging Markets Ex-China Fund (the “BAMNA Emerging Markets Ex-China Fund Sub-Advisory Agreement” and, together with the
BAMNA Tactical Opportunities Fund Sub-Advisory Agreement, the “BAMNA Sub-Advisory Agreements”), the sub-advisory agreement between the Manager and BlackRock
International Limited (“BIL”) with respect to Emerging Markets Ex-China Fund (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BRS” and, together with BAMNA and BIL, the “Sub-Advisors”) with respect to Tactical Opportunities Fund (the “BRS Sub-Advisory
Agreement,” and together with the BAMNA Sub-Advisory Agreements and the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses , and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the pertinent Sub-Advisors with respect to Tactical Opportunities Fund and Emerging Markets Ex-China Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Tactical Opportunities Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to Emerging Markets Ex-China Fund, Sustainable Advantage International Equity Fund, Sustainable
Advantage Emerging Markets Equity Fund and Sustainable Advantage Global Equity Fund, the respective Morningstar open-end fund category (“Morningstar Category”).
The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year, three-year and since-inception periods reported, Sustainable Advantage International Equity Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the since-inception period reported, Emerging Markets Ex-China Fund ranked in the first quartile against its Morningstar Category. The
Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the since-inception period reported, Sustainable Advantage Global Equity Fund ranked in the second quartile against its Morningstar
Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-year, three-year and since-inception periods reported, Sustainable Advantage Emerging Markets Equity Fund ranked in the third quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Category during the applicable periods.
The Board reviewed and considered Tactical Opportunities Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Tactical Opportunities Fund’s and Sustainable Advantage International Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that each of Emerging Markets Ex-China Fund’s and Sustainable Advantage Emerging Markets Equity Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Sustainable Advantage Global Equity Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent
Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the pertinent Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements and Additional Information

D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025; (ii) the pertinent Sub-Advisory Agreements between the Manager and BAMNA and BRS with respect to Tactical
Opportunities Fund, for a one-year term ending June 30, 2025; and (iii) the pertinent Sub-Advisory Agreements between the Manager and BAMNA and BIL with respect to
Emerging Markets Ex-China Fund, for a one-year term ending June 30, 2025.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the
Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: December 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 20, 2024